 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2004

                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               ----------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]


                        POST-EFFECTIVE AMENDMENT NO. 11                     [X]


                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]


                               AMENDMENT NO. 28                             [X]


                        THE NEW ENGLAND VARIABLE ACCOUNT

                           (EXACT NAME OF REGISTRANT)

                       METROPOLITAN LIFE INSURANCE COMPANY

                               (NAME OF DEPOSITOR)

                 ONE MADISON AVENUE, NEW YORK, NEW YORK 10010
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


Gary A. Beller, Esq.                      Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Sutherland Asbill & Brennan LLP
One Madison Avenue                        1275 Pennsylvania Avenue, N.W.
New York, New York 10010                  Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] on May 1, 2004 pursuant to paragraph (b) of Rule 485


  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Annuity Contracts.

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


This registration statement incorporates by reference the supplements dated May 1, 2003 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-11133) on April 25, 2003.

This registration statement incorporates by reference the supplements dated May 1, 2002 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-11131) on April 30, 2002.

This registration statement incorporates by reference the supplements dated May 1, 2001 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-11131) on April 26, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000, the supplement dated May 1, 2000 to the prospectus dated April 30, 1999, the supplement dated May 1, 2000 to the prospectus dated May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 27, 2000.

This registration statement incorporates by reference the prospectus dated April 30, 1999 for the contracts as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 26, 1999.

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY


                         Supplement dated May 1, 2004

       to the Prospectus dated April 30, 1999 as annually supplemented.

   The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

1. GENERAL TAX TREATMENT OF ANNUITIES

   For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

   Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

   From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

   Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

   If a payment is received in a lump sum, the annuity's cost is recovered tax free and the remainder constitutes taxable income.

2. A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

   A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

   The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.


VA-999-04

   When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

   The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

   If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

   A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

   Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

3. A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

   A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

   Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

   The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

   The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

   The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

   In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

   Lump-sum proceeds from a qualified plan distributed on account of the employee's separation from service may receive long term capital gain treatment and will be taxed at a maximum rate of 20%. To the extent long term capital gain treatment applies, the distribution will be subject to a withholding at a rate of 20%.

   The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

   Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

4. A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

   A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

   This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

   An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

   Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions

   A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

   Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

   The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

   Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company
                              One Madison Avenue
                           New York, New York 10010

                              Designated Office:
                         Annuity Administrative Office
                                P.O. Box 14594
                           Des Moines, IA 50306-3594


                         SUPPLEMENT DATED MAY 1, 2004

      TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).


   This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2004, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.


   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS


NON-NATURAL PERSONS AS OWNERS



   If the Owner of a non-qualified annuity Contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the Contract are generally not eligible for tax deferral.


STATE VARIATIONS

   Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.



                                 EXPENSE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

       Sales Charge Imposed on Purchase Payments................................           None
       Contingent Deferred Sales Charge (as a percentage of Contract Value)      6.5% declining annually--
                                                                                       See Note (1)
       Transfer Fee(2)..........................................................            $10

--------
NOTES:
(1)The Contingent Deferred Sales Charge is a declining percentage of contract value withdrawn, as follows:

                    IF WITHDRAWN DURING CONTRACT YEAR CHARGE
                    --------------------------------- ------
                                    1................  6.5%
                                    2................  6.0%
                                    3................  5.5%
                                    4................  5.0%
                                    5................  4.5%
                                    6................  4.0%
                                    7................  3.5%
                                    8................  3.0%
                                    9................  2.0%
                                   10................  1.0%
                                   11................    0%

(2)Currently, we do not charge this fee. We reserve the right to impose a charge of $10 on each transfer in excess of four per year.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

                      Administration Contract Charge(1)..... $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)

                                                                       AMERICAN FUNDS
                                                                       GROWTH-INCOME
                                                                        SUB-ACCOUNT,
                                                                       AMERICAN FUNDS
                                                                    GROWTH SUB-ACCOUNT,
                                                                     AND AMERICAN FUNDS         ALL
                                                                        GLOBAL SMALL           OTHER
                                                                 CAPITALIZATION SUB-ACCOUNT SUB-ACCOUNTS
                                                                 -------------------------- ------------
       Mortality and Expense Risk Charge........................           1.20%                .95%
                                                                           -----               -----
       Administration Asset Charge..............................           0.40%                .40%
                                                                           =====               =====
              Total Variable Account Annual Expenses............           1.60%               1.35%
                                                                           -----               -----

--------
NOTE:
(1)The Administration Contract Charge is not imposed after annuitization.

   The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES (as a percentage of average net assets)


                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
Total Annual Eligible Fund Operating Expenses
(expenses that are deducted from Eligible Fund assets, including management fees,
  distribution (12b-1) fees, and other expenses)..........................................   .31%   1.57%

                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
Net Total Annual Eligible Fund Operating Expenses(1)
(expenses that are deducted from Eligible Fund assets, including management fees, distribution (12b-1) fees, and other expenses after any applicable contractual waiver or
  reimbursement arrangement)..............................................................   .31%   1.40%

--------
NOTE:


 (1)The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2005, as described in more detail below.

   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2003, before and after any applicable contractual expense subsidy or expense deferral arrangement (anticipated expenses for 2004 for the Neuberger Berman Real Estate Portfolio):



ANNUAL ELIGIBLE FUND OPERATING EXPENSES (as a percentage of average net assets)(1)




                                                                                         CONTRACTUAL  NET TOTAL
                                                          12B-1              GROSS TOTAL   EXPENSE   CONTRACTUAL
                                            MANAGEMENT DISTRIBUTION  OTHER     ANNUAL    SUBSIDY OR    ANNUAL
                                               FEES      FEES(2)    EXPENSES  EXPENSES    DEFERRAL   EXPENSES(3)
                                            ---------- ------------ -------- ----------- ----------- -----------
METROPOLITAN SERIES FUND, INC.(4)
State Street Research Money Market
  Portfolio................................    .35%          0%       .05%       .40%         0%         .40%
Salomon Brothers U.S. Government
  Portfolio................................    .55%          0%       .10%       .65%         0%         .65%
State Street Research Bond Income
  Portfolio................................    .40%          0%       .07%       .47%         0%         .47%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio................................    .25%        .25%       .09%       .59%         0%         .59%
Salomon Brothers Strategic Bond
  Opportunities Portfolio..................    .65%          0%       .16%       .81%         0%         .81%
MFS Total Return Portfolio Class A(7)......    .50%          0%       .19%       .69%         0%         .69%
MFS Total Return Portfolio Class E(7)......    .50%        .15%       .19%       .84%         0%         .84%
State Street Research Diversified Portfolio    .44%        .25%       .07%       .76%         0%         .76%
Davis Venture Value Portfolio..............    .74%         .0%       .05%       .79%         0%         .79%
FI Value Leaders Portfolio.................    .67%         .0%       .07%       .74%         0%         .74%
Harris Oakmark Large Cap Value Portfolio...    .74%        .15%       .09%       .98%         0%         .98%
State Street Research Large Cap Value
  Portfolio(5).............................    .70%        .15%       .35%      1.20%       .10%        1.10%
MetLife Stock Index Portfolio Class A(9)...    .25%          0%       .06%       .31%         0%         .31%
MetLife Stock Index Portfolio Class B(10)..    .25%        .25%       .06%       .56%         0%         .56%
MFS Investors Trust Portfolio(5)...........    .75%          0%       .36%      1.11%       .11%        1.00%
State Street Research Investment Trust
  Portfolio................................    .49%        .25%       .07%       .81%         0%         .81%
Zenith Equity Portfolio(8).................    .67%          0%       .08%       .75%         0%         .75%
Met/Putnam Voyager Portfolio(5)............    .80%          0%       .27%      1.07%       .07%        1.00%
State Street Research Large Cap Growth
  Portfolio................................    .73%          0%       .07%       .80%         0%         .80%
T. Rowe Price Large Cap Growth Portfolio...    .63%        .25%       .16%      1.04%         0%        1.04%
Harris Oakmark Focused Value Portfolio.....    .75%         .0%       .05%       .80%         0%         .80%
Neuberger Berman Partners Mid Cap Value
  Portfolio................................    .69%        .25%       .11%      1.05%         0%        1.05%
FI Mid Cap Opportunities Portfolio.........    .69%        .25%       .08%      1.02%         0%        1.02%
MetLife Mid Cap Stock Index Portfolio......    .25%        .25%       .15%       .65%         0%         .65%
State Street Research Aggressive Growth
  Portfolio................................    .73%        .25%       .08%      1.06%         0%        1.06%
State Street Research Aurora Portfolio.....    .85%          0%       .08%       .93%         0%         .93%
Loomis Sayles Small Cap Portfolio..........    .90%          0%       .09%       .99%         0%         .99%
Russell 2000(R) Index Portfolio............    .25%        .25%       .22%       .72%         0%         .72%
Franklin Templeton Small Cap Growth
  Portfolio(5).............................    .90%        .25%       .42%      1.57%       .17%        1.40%
T. Rowe Price Small Cap Growth Portfolio...    .52%        .25%       .11%       .88%         0%         .88%


                                                                                        CONTRACTUAL  NET TOTAL
                                                         12B-1              GROSS TOTAL   EXPENSE   CONTRACTUAL
                                           MANAGEMENT DISTRIBUTION  OTHER     ANNUAL    SUBSIDY OR    ANNUAL
                                              FEES      FEES(2)    EXPENSES  EXPENSES    DEFERRAL   EXPENSES(3)
                                           ---------- ------------ -------- ----------- ----------- -----------
Scudder Global Equity Portfolio...........    .64%        .25%       .20%      1.09%         0%        1.09%
FI International Stock Portfolio..........    .86%          0%       .23%      1.09%         0%        1.09%
Morgan Stanley EAFE(R) Index Portfolio....    .30%        .25%       .41%       .96%         0%         .96%
MET INVESTORS SERIES TRUST(4)
PIMCO Total Return Portfolio..............    .50%        .25%       .08%       .83%         0%         .83%
Lord Abbett Bond Debenture Portfolio(6)...    .60%        .25%       .11%       .96%         0%         .96%
Neuberger Berman Real Estate Portfolio....    .70%        .25%       .41%      1.36%       .21%        1.15%
Janus Aggressive Growth Portfolio(6)......    .78%        .25%       .15%      1.18%       .03%        1.15%
Met/AIM Mid Cap Core Equity Portfolio(6)..    .75%        .25%       .19%      1.19%         0%        1.19%
T. Rowe Price Mid-Cap Growth
  Portfolio(6)............................    .75%        .25%       .18%      1.18%         0%        1.18%
Met/AIM Small Cap Growth Portfolio(6).....    .90%        .25%       .21%      1.36%       .06%        1.30%
Harris Oakmark International Portfolio(6).    .85%        .15%       .33%      1.33%         0%        1.33%
MFS Research International Portfolio(6)...    .80%        .25%       .34%      1.39%       .04%        1.35%
PIMCO PEA Innovation Portfolio(6).........    .95%        .25%       .32%      1.52%       .17%        1.35%
AMERICAN FUNDS INSURANCE SERIES(4)
American Funds Growth-Income Fund.........    .33%        .25%       .01%       .59%         0%         .59%
American Funds Growth Fund................    .37%        .25%       .02%       .64%         0%         .64%
American Funds Global Small Capitalization
  Fund....................................    .80%        .25%       .03%      1.08%         0%        1.08%
VARIABLE INSURANCE PRODUCTS FUND(4)
VIP Equity-Income Portfolio...............    .48%          0%       .09%       .57%         0%         .57%
VIP Overseas Portfolio....................    .73%          0%       .17%       .90%         0%         .90%



--------
NOTES:

 (1)The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2003. Current or future expenses may be greater or less than those shown.





 (2)The Metropolitan Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.



 (3)Net Total Contractual Annual Expenses do not reflect certain expense reductions that certain Portfolios achieved due to directed brokerage arrangements.



 (4)Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"). Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series. Fidelity Management & Research Company is the investment adviser to the Portfolios of the Variable Insurance Products Fund.





 (5)MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these portfolios will not exceed, at any time prior to April 30, 2005, the following percentages: 1.00% for the Met/Putnam Voyager Portfolio; 1.40% for the Franklin Templeton Small Cap Growth Portfolio; 1.10% for the State Street Research Large Cap Value Portfolio; and 1.00% for the MFS Investors Trust Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, State Street Research Large Cap Value Portfolio, MFS Investors Trust Portfolio and Met/Putnam Voyager Portfolio if, in the future, actual expenses of these Portfolios are less than these limits.

 (6)Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses and 12b-1 distribution fees) will not exceed, at any time prior to April 30, 2005, the following percentages: 1.00% for the Lord Abbett Bond Debenture Portfolio; 1.15% for the Neuberger Berman Real Estate Portfolio; 1.20% for the Met/AIM Mid Cap Core Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.20% for the T. Rowe Price Mid-Cap Growth Portfolio; 1.35% for the PIMCO PEA Innovation Portfolio; 1.35% for the MFS Research International Portfolio; 1.35% for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Due to expense waivers in addition to those shown in the table, actual Net Total Contractual Annual Expenses for the year ended December 31, 2003, for the following Portfolios, were: 1.14% for the Janus Aggressive Growth Portfolio, and 1.33% for the MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager, if in the future actual expenses of these Portfolios are less than these expense limits. Certain amounts were recouped by the investment manager during 2003. These amounts are reflected in Other Expenses and per Portfolio are:
    .01% for the PIMCO Total Return Portfolio; .05% for the Lord Abbett Bond Debenture Portfolio; .04% for the Met/AIM Mid Cap Core Equity Portfolio; .02% for the T. Rowe Price Mid-Cap Growth Portfolio; and .09% for the Harris Oakmark International Portfolio.



 (7)For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio Class A, is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available during the accumulation phase and the MFS Total Return Portfolio Class A is available during the annuity phase.



 (8)The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio (together, the "Underlying Portfolios"). The Zenith Equity Portfolio does not have a management fee, but has its own operating expenses, and will also bear indirectly the management fees and other expenses of the Underlying Portfolios. Investing in a fund of funds involves some duplication of expenses, and may be more expensive than investing in a Portfolio that is not a fund of funds. MetLife Advisers maintains the equal division of assets among the Underlying Portfolios by rebalancing the Zenith Equity Portfolio's assets each fiscal quarter, however, expenses will fluctuate slightly during the course of each quarter. The Management Fee shown represents the Portfolio's combined pro rata share of the management fees of each of the Underlying Portfolios. The Other Expenses shown consist of .01% attributable to the Zenith Equity Portfolio's other expenses and .07% attributable to the Portfolio's pro rata share of the other expenses of the Underlying Portfolios.



 (9)For Contracts issued prior to May 1, 1995, the MetLife Stock Index Portfolio Class A is available. Class A shares of MetLife Stock Index Portfolio were substituted for the Westpeak Stock Index Series on April 27, 2001.



(10)For Contracts issued on and after May 1, 1995, the MetLife Stock Index Portfolio Class B is available during the accumulation phase and the MetLife Stock Index Portfolio Class A is available during the annuity phase.

EXAMPLE

   The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

   The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender your Contract or annuitize under a non-life contingency option (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                          ------- --------- --------- ---------
 (a)..................................... $899.86 $1,452.33 $2,022.21 $3,418.12
 (b)..................................... $781.36 $1,094.13 $1,420.72 $2,177.73


    (2)If you do not surrender your Contract or if you annuitize under a variable life contingency option (no contingent deferred sales charges would be deducted(2)):


                                           1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                           ------- ------- --------- ---------
  (a)..................................... $303.82 $928.78 $1,577.53 $3,309.62
  (b)..................................... $177.76 $550.41 $  947.13 $2,054.66


   PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
--------
NOTES:

(1)The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of .090% has been used. (See Note (1) to the first table on p. A-3.)

(2)The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the first example would apply. (See "Contingent Deferred Sales Charge".)

--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-24).



                                  THE COMPANY

   The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers. The MetLife companies serve approximately nine million individual households in the U.S. and companies and institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

   New England Life Insurance Company ('NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO is located at 501 Boylston Street, Boston, Massachusetts 02116. The Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below, is Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

   Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

   The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

   Certain Eligible Funds available under the Contracts were previously series of the New England Zenith Fund. Effective May 1, 2003, however, these series of the New England Zenith Fund were reorganized into newly established portfolios of the Metropolitan Fund. The reorganization did not affect the investment objectives, or policies, investment advisory fees, or investment adviser or subadvisers of any of these series.

   You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.


   METROPOLITAN FUND: Currently, there are 31 Portfolios of the Metropolitan Fund that are Eligible Funds under the Contracts offered by this prospectus.


STATE STREET RESEARCH MONEY MARKET PORTFOLIO

   The State Street Research Money Market Portfolio's investment objective is the highest possible level of current income consistent with preservation of capital. An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to maintain a net asset value of $100 per share, it is possible to lose money by investing in the Money Market Portfolio.

During extended periods of low interest rates, the yields of the Sub-account investing in the State Street Research Money Market Portfolio may become extremely low and possibly negative.



SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO


   The Salomon Brothers U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.


STATE STREET RESEARCH BOND INCOME PORTFOLIO

   The State Street Research Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



   The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.



SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO



   The Salomon Brothers Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.





MFS TOTAL RETURN PORTFOLIO CLASS A AND CLASS E


   The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.


   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS A, IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS E IS AVAILABLE DURING THE ACCUMULATION PHASE AND THE MFS TOTAL RETURN CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-4) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.





STATE STREET RESEARCH DIVERSIFIED PORTFOLIO



   The State Street Research Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.


DAVIS VENTURE VALUE PORTFOLIO

   The Davis Venture Value Portfolio's investment objective is growth of capital.


FI VALUE LEADERS PORTFOLIO (FORMERLY THE FI STRUCTURED EQUITY)



   The FI Value Leaders Portfolio's investment objective is long-term growth of capital.


HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

   The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.


STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO



   The State Street Research Large Cap Value Portfolio's investment objective is long-term growth of capital.


METLIFE STOCK INDEX PORTFOLIO CLASS A AND CLASS B

   The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").


   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS B IS AVAILABLE DURING THE ACCUMULATION PHASE AND THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-4) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.


MFS INVESTORS TRUST PORTFOLIO

   The MFS Investors Trust Portfolio's investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.

STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO



   The State Street Research Investment Trust Portfolio's investment objective is long-term growth of capital and income.



ZENITH EQUITY PORTFOLIO



   The Zenith Equity Portfolio's investment objective is long-term capital appreciation. The Zenith Equity Portfolio seeks to achieve its investment objective by investing in three other Portfolios of the Metropolitan Fund. The investment objective of each of the Capital Guardian U.S. Equity Portfolio, Jennison Growth Portfolio and the FI Structured Equity Portfolio is long-term growth of capital.



MET/PUTNAM VOYAGER PORTFOLIO


   The Met/Putnam Voyager Portfolio's investment objective is capital appreciation.




STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO (FORMERLY THE ALGER EQUITY GROWTH PORTFOLIO)



   The State Street Research Large Cap Growth Portfolio's investment objective is long-term growth of capital.



T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



   The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



HARRIS OAKMARK FOCUSED VALUE PORTFOLIO



   The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.



NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO



   The Neuberger Berman Partners Mid Cap Value Portfolio's investment objective is capital growth.



FI MID CAP OPPORTUNITIES PORTFOLIO (FORMERLY THE JANUS MID CAP PORTFOLIO AND FORMERLY THE FI MID CAP OPPORTUNITIES PORTFOLIO)


   The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.



METLIFE MID CAP STOCK INDEX PORTFOLIO

   The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").




STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO



   The State Street Research Aggressive Growth Portfolio's investment objective is maximum capital appreciation.





STATE STREET RESEARCH AURORA PORTFOLIO



   The State Street Research Aurora Portfolio's investment objective is high total return, consisting principally of capital appreciation.

LOOMIS SAYLES SMALL CAP PORTFOLIO

   The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

RUSSELL 2000 INDEX PORTFOLIO

   The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.




FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



   The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.





T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



   The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



SCUDDER GLOBAL EQUITY PORTFOLIO



   The Scudder Global Equity Portfolio's investment objective is long-term growth of capital.



FI INTERNATIONAL STOCK PORTFOLIO (FORMERLY THE PUTNAM INTERNATIONAL STOCK PORTFOLIO)


   The Putnam International Stock Portfolio's investment objective is long-term growth of capital.




MORGAN STANLEY EAFE INDEX PORTFOLIO



   The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").





   MET INVESTORS SERIES TRUST: Currently, there are 10 portfolios of the MET Investors Series Trust that are Eligible Funds under the Contracts offered by this prospectus.



PIMCO TOTAL RETURN PORTFOLIO



   The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.


LORD ABBETT BOND DEBENTURE PORTFOLIO

   The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.




NEUBERGER BERMAN REAL ESTATE PORTFOLIO



   The Neuberger Berman Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.


JANUS AGGRESSIVE GROWTH PORTFOLIO


   The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.

MET/AIM MID CAP CORE EQUITY PORTFOLIO

   The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.


T. ROWE PRICE MID-CAP GROWTH PORTFOLIO


   The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

   The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO



   The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



MFS RESEARCH INTERNATIONAL PORTFOLIO



   The MFS Research International Portfolio's investment objective is capital appreciation.



PIMCO PEA INNOVATION PORTFOLIO (FORMERLY PIMCO INNOVATION PORTFOLIO)



   The PIMCO PEA Innovation Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.





   AMERICAN FUNDS INSURANCE SERIES: Currently, there are 3 Funds of the American Funds Insurance Series that are Eligible Funds under Contracts offered by this prospectus. Availability of these Funds is subject to any necessary state insurance department approvals.



AMERICAN FUNDS GROWTH-INCOME FUND



   The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.


AMERICAN FUNDS GROWTH FUND


   The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.




AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


   The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



   VARIABLE INSURANCE PRODUCTS FUND: Currently, there are two Portfolios of VIP that are Eligible Funds under the Contracts offered by this prospectus.



VIP EQUITY-INCOME PORTFOLIO



   The VIP Equity-Income Portfolio seeks reasonable income.


VIP OVERSEAS PORTFOLIO

   The VIP Overseas Portfolio seeks long-term growth of capital.

INVESTMENT ADVICE

   MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


Portfolio                                          Sub-adviser
---------                                          -----------
State Street Research Money Market                 State Street Research & Management Company
Salomon Brothers U.S. Government                   Salomon Brothers Asset Management Inc
State Street Research Bond Income                  State Street Research & Management Company
Lehman Brothers Aggregate Bond Index               Metropolitan Life Insurance Company
Salomon Brothers Strategic Bond Opportunities/(1)/ Salomon Brothers Asset Management Inc
MFS Total Return                                   Massachusetts Financial Services Company
State Street Research Diversified                  State Street Research & Management Company
Davis Venture Value                                Davis Selected Advisers, L.P/(2)/
FI Value Leaders                                   Fidelity Management & Research Company
Harris Oakmark Large Cap Value                     Harris Associates L.P.
State Street Research Large Cap Value              State Street Research & Management Company
MetLife Stock Index                                Metropolitan Life Insurance Company
MFS Investors Trust                                Massachusetts Financial Services Company
State Street Research Investment Trust             State Street Research & Management Company
Met/Putnam Voyager                                 Putnam Investment Management, LLC
Zenith Equity/(3)/                                 N/A/(3)/
State Street Research Large Cap Growth/(4)/        State Street Research & Management Company/(4)/
T. Rowe Price Large Cap Growth                     T. Rowe Price Associates, Inc.
Harris Oakmark Focused Value                       Harris Associates L.P.
Neuberger Berman Partners Mid Cap Value            Neuberger Berman Management Inc.
FI Mid Cap Opportunities/(5)/                      Fidelity Management & Research Company/(6)/
MetLife Mid Cap Stock Index                        Metropolitan Life Insurance Company
State Street Research Aggressive Growth            State Street Research & Management Company
State Street Research Aurora                       State Street Research & Management Company
Loomis Sayles Small Cap                            Loomis Sayles & Company, L.P.
Russell 2000 Index                                 Metropolitan Life Insurance Company
Franklin Templeton Small Cap Growth                Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth                     T. Rowe Price Associates, Inc.
Scudder Global Equity                              Deutsche Investment Management Americas Inc.
FI International Stock/(7)/                        Fidelity Management & Research Company/(7)/
Morgan Stanley EAFE Index                          Metropolitan Life Insurance Company



--------

/(1)/The Salomon Brothers Strategic Bond Opportunities Portfolio also receives certain investment subadvisory services from Citigroup Asset Management Limited, a London-based affiliate of Salomon Brothers Asset Management Inc.


/(2)/Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.


/(3)/The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other portfolios of the Metropolitan Fund--the FI Structured Equity Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio. Fidelity Management & Research Company is the subadviser to the FI Value Leaders Portfolio, Jennison Associates, LLC is the subadviser to the Jennison Growth Portfolio and Capital Guardian Trust Company is the subadviser to the Capital Guardian U.S. Equity Portfolio.


/(4)/Effective May 1, 2004, Alger Equity Growth Portfolio changed its name to
    State Street Research Large Cap Growth Portfolio and State Street Research and Management Company replaced Fred Alger Management Inc. as subadviser.

/(5)/On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund up to that date merged with and into the Janus Mid Cap Portfolio, which was then renamed the FI Mid Cap Opportunities Portfolio.


/(6)/Prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio (see footnote (5)).


/(7)/Effective December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.



   For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Series Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.



   Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investors Series Trust Portfolios also has an Adviser (i.e. subadviser). Lord, Abbett & Co. is the Adviser to the Lord Abbett Bond Debenture Portfolio. Pacific Investment Management Company LLC, a subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM LP") is the Adviser to the PIMCO Total Return Portfolio. AIM Capital Management, Inc. is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios. Massachusetts Financial Services Company is the Adviser to the MFS Research International Portfolio. T. Rowe Price Associates, Inc. is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio. PEA Capital LLC (formerly PIMCO Equity Advisors, LLC) is the Adviser to the PIMCO PEA Innovation Portfolio. Janus Capital Management LLC is the Adviser to the Janus Aggressive Growth Portfolio. Harris Associates L.P. is the Adviser to the Harris Oakmark International Portfolio. Neuberger Berman Management Inc. is the Adviser to the Neuberger Berman Real Estate Portfolio. For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information about the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.



   Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds. For more information about the investment adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.



   The VIP Equity-Income Portfolio and the VIP Overseas Portfolio receive investment advice from Fidelity Management & Research Company. More complete information on the VIP Equity-Income and VIP Overseas Portfolios of the Variable Insurance Products Fund is contained in the attached prospectus of that Fund, which you should read carefully before investing, as well as in the Variable Insurance Products Fund's Statement of Additional Information, which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.


   You can also get information about the Metropolitan Fund, Met Investors Series Trust, American Funds Insurance Series or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




   An Investment Adviser or subadviser of an Eligible Fund or its affiliates may compensate the Company and/or certain affiliates for administrative or other services relating to the Eligible Funds. The amount of this compensation is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some Advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50% of assets. We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.

SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


    . For the Metropolitan Fund we offer Class A shares of the State Street Research Money Market, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government, State Street Research Bond Income, MFS Total Return (for Contracts issued before May 1, 1995 and Contracts in the annuity phase issued on and after May 1, 1995), State Street Research Large Cap Growth, Zenith Equity, Davis Venture Value, FI Value Leaders, Harris Oakmark Focused Value, Loomis Sayles Small Cap, MFS Investors Trust, MetLife Stock Index (for Contracts issued before May 1, 1995 and Contracts in the annuity phase issued on and after May 1,
       1995), Met/Putnam Voyager, FI International Stock and State Street Research Aurora Portfolios; Class B shares of the FI Mid Cap Opportunities, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index (for Contracts issued after May 1, 1995 in the accumulation phase), Neuberger Berman Partners Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index, State Street Research Investment Trust, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity, State Street Research Aggressive Growth and State Street Research Diversified Portfolios; and Class E shares of the Harris Oakmark Large Cap Value, State Street Research Large Cap Value and MFS Total Return (for Contracts issued on or after May 1, 1995 in the accumulation phase) Portfolios.



    . For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio which is Class E.


    .  For the American Funds Insurance Series, we offer Class 2 shares only.

    .  For VIP, we offer Initial Class only.


   Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


SUBSTITUTION OF INVESTMENTS


   If investment in the Eligible Funds or a particular Fund is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract or for any other reason in our sole discretion, the Company may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing or purchase payments made through our automated payment program) are being made to a sub-account that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed sub-account will be allocated to the State Street Research Money Market Sub-account.


TRANSFER PRIVILEGE


--GENERAL


   The Company currently allows an unlimited number of free transfers per Contract Year prior to annuitization. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. Currently, after variable annuity payments have commenced, you may make one transfer per year without the consent of the Company, and the Fixed Account is not available under variable payment options. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten accounts, including the Fixed Account. Transfers will be accomplished at the relative net asset values per share of the particular Eligible Funds next determined after the request is received by the Company's Designated Office. See "Requests and Elections" for information regarding transfers made by written request, by telephone or by fax.


   Transfers out of the Fixed Account are limited as to timing, frequency and amount.


--MARKET TIMING





   We have policies and procedures that attempt to detect transfer activity that may adversely affect other Contract Owners or Eligible Fund shareholders in situations where there is potential for pricing inefficiencies or that involve relatively large single or grouped transactions by one or more Contract Owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers and/or the number of "round trip" transfers into and out of particular subaccounts made by Contract Owners within given periods of time and/or investigating transfer activity identified by our Annuity Administrative Office or the Eligible Funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and subaccounts and may be more restrictive with regard to certain contracts or subaccounts than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners or Eligible Fund shareholders. In addition, we cannot guarantee that the Eligible Funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the Eligible Funds.



   Our policies and procedures may result in restrictions being applied to Contract Owner(s). These restrictions may include:



    . requiring you to send us by U.S. mail a signed, written request to make transfers;



    . establishing an earlier submission time for telephone or facsimile requests than for written requests;



    .  limiting the number of transfers you may make each Contract Year;



    .  charging a transfer or collecting a Fund redemption fee;



    . denying a transfer request from an authorized third party acting on behalf of multiple Contract Owners; and



    . imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other Contract Owners.



If restrictions are imposed on a Contract Owner, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.



   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the Eligible Fund prospectuses for more details.




SUSPENSION OF PAYMENTS


   Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.




REQUESTS AND ELECTIONS

   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

   Requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

    . By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

    .  Through your Registered Representative


    . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594; or



    .  By fax (515) 457-4301





   If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.



   All other requests must be in written form, satisfactory to us. Any request for a withdrawal, transfer, or reallocation over the telephone or by fax, may be subject to certain limitations. See "Transfer Privilege--Market Timing" for additional information on such limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.



   We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.



   All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.



   Telephone, facsimile, and computer systems may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.




   A recording of daily unit values is available by calling 1-800-333-2501.




   We do not currently offer Internet transactions capability to Contract Owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.


                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under
   Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;

      4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

      5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition, because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT be purchased for use with such plans.

   For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

   A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.


   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.



   Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS

   Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

   Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    .  made on or after the taxpayer reaches age 59 1/2;

    .  made on or after the death of an Owner;

    .  attributable to the taxpayer's becoming disabled;

    . made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

    . under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


   Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


   The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.


   Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in the prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


   Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

   Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


   Multiple Contracts. All non-qualified deferred annuity Contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


   Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2004, $3,000 plus, for Owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. THE CONTRACT HAS BEEN SUBMITTED TO THE INTERNAL REVENUE SERVICE FOR A DETERMINATION AS TO ITS QUALIFICATION AS AN IRA. CONSULT A TAX ADVISER.



   SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $9,000 for 2004. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59-1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


   Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.


   Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59-1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


   Section 457(b) Plans: an eligible section 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer which must be a tax-exempt entity under Section 501(c) of the Code. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


   Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.


   Other Tax Issues. Qualified Contracts (including Contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.



   Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.



   Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.



   Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.


POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.


   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                           DISTRIBUTION OF CONTRACTS



   We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Tables" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund.



   The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.





   Because registered representatives of Distributor and their managers are also agents of the Company, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



   The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.





   A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.



   Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.



                               LEGAL PROCEEDINGS



   MetLife, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, MetLife believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on it, the Variable Account or New England Securities.

                             FINANCIAL STATEMENTS

   Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


   Set forth below are accumulation unit values through December 31, 2003 for each Sub-account of The New England Variable Account.



                               STATE STREET
                                 RESEARCH
                               MONEY MARKET
                               SUB-ACCOUNT
                               ------------
                                 9/29/88*     1/1/89      1/1/90       1/1/91     1/1/92     1/1/93      1/1/94
                                    TO          TO          TO           TO         TO         TO          TO
                                 12/31/88    12/31/89    12/31/90     12/31/91   12/31/92   12/31/93    12/31/94
                               ------------ ---------- ------------- ---------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........       1.384       1.408       1.518        1.620      1.697      1.738       1.766
Accumulation Unit Value at
 end of period................       1.408       1.518       1.620        1.697      1.738      1.766       1.811
Numberof Accumulation Units
      outstanding at end of
      period..................     915,605   7,661,069  21,629,006   26,332,938 26,759,532 25,016,975  30,220,356

                                  1/1/95      1/1/96      1/1/97       1/1/98     1/1/99     1/1/00      1/1/01
                                    TO          TO          TO           TO         TO         TO          TO
                                 12/31/95    12/31/96    12/31/97     12/31/98   12/31/99   12/31/00    12/31/01
                               ------------ ---------- ------------- ---------- ---------- ----------- ----------
AccumulationUnit Value at
            beginning of
            period............       1.811       1.889       1.959        2.036      2.114      2.190       2.295
AccumulationUnit Value at end
            of period.........       1.889       1.959       2.036        2.114      2.190      2.295       2.353
Numberof Accumulation Units
      outstanding at end of
      period..................  33,015,018  33,412,517  26,785,902   33,716,959 36,481,209 31,587,553  29,851,477

                                                          SALOMON
                                                         BROTHERS
                                                         STRATEGIC
                                                           BOND
                                                       OPPORTUNITIES
                                                        SUB-ACCOUNT
                                                       -------------
                                  1/1/02      1/1/03     10/31/94*     1/1/95     1/1/96     1/1/97      1/1/98
                                    TO          TO          TO           TO         TO         TO          TO
                                 12/31/02    12/31/03    12/31/94     12/31/95   12/31/96   12/31/97    12/31/98
                               ------------ ---------- ------------- ---------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........       2.353       2.355       1.000        0.984      1.159      1.307       1.433
Accumulation Unit Value at
 end of period................       2.355       2.342       0.984        1.159      1.307      1.433       1.442
Number of Accumulation Units
 outstanding at end of period.  29,978,273  18,712,117   1,124,133    6,132,563 15,034,554 23,074,669  24,945,159

                                                                                             SALOMON
                                                                                            BROTHERS
                                                                                              U.S.
                                                                                           GOVERNMENT
                                                                                           SUB-ACCOUNT
                                                                                           -----------
                                  1/1/99      1/1/00      1/1/01       1/1/02     1/1/03    10/31/94*    1/1/95
                                    TO          TO          TO           TO         TO         TO          TO
                                 12/31/99    12/31/00    12/31/01     12/31/02   12/31/03   12/31/94    12/31/95
                               ------------ ---------- ------------- ---------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........       1.442       1.443       1.527        1.609      1.740      1.000       1.004
Accumulation Unit Value at
 end of period................       1.443       1.527       1.609        1.740      1.933      1.004       1.139
Number of Accumulation Units
 outstanding at end of period.  20,278,882  16,337,092  14,811,810   12,769,969 12,195,522    910,020   4,495,184

--------
*  Datethese Sub-accounts were first available.

                                 1/1/96      1/1/97      1/1/98     1/1/99      1/1/00     1/1/01      1/1/02
                                   TO          TO          TO         TO          TO         TO          TO
                                12/31/96    12/31/97    12/31/98   12/31/99    12/31/00   12/31/01    12/31/02
                               ---------- ------------ ---------- ----------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........      1.139       1.161       1.242      1.319       1.304      1.421       1.496
Accumulation Unit Value at
 end of period................      1.161       1.242       1.319      1.304       1.421      1.496       1.593
Number of Accumulation Units
 outstanding at end of period.  5,785,148   8,616,135  12,796,204 10,314,952   8,874,230 10,827,033  14,892,461

                                          STATE STREET
                                            RESEARCH
                                          BOND INCOME
                                          SUB-ACCOUNT
                                          ------------
                                 1/1/03     10/5/88*     1/1/89     1/1/90      1/1/91     1/1/92      1/1/93
                                   TO          TO          TO         TO          TO         TO          TO
                                12/31/03    12/31/88    12/31/89   12/31/90    12/31/91   12/31/92    12/31/93
                               ---------- ------------ ---------- ----------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........      1.593       1.631       1.634      1.810       1.930      2.247       2.398
Accumulation Unit Value at
 end of period................      1.598       1.634       1.810      1.930       2.247      2.398       2.664
Number of Accumulation Units
 outstanding at end of period. 11,075,788     299,002   4,287,540 10,139,527  17,797,335 28,871,719  41,939,487

                                 1/1/94      1/1/95      1/1/96     1/1/97      1/1/98     1/1/99      1/1/00
                                   TO          TO          TO         TO          TO         TO          TO
                                12/31/94    12/31/95    12/31/96   12/31/97    12/31/98   12/31/99    12/31/00
                               ---------- ------------ ---------- ----------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........      2.664       2.540       3.037      3.134       3.429      3.689       3.622
Accumulation Unit Value at
 end of period................      2.540       3.037       3.134      3.429       3.689      3.622       3.865
Number of Accumulation Units
 outstanding at end of period. 41,657,182  42,231,987  41,138,874 37,260,367  38,630,894 32,707,422  25,348,903

                                                                   MFS TOTAL
                                                                    RETURN
                                                                  SUB-ACCOUNT
                                                                  CLASS A(1)
                                                                  -----------
                                 1/1/01      1/1/02      1/1/03    9/21/88*     1/1/89     1/1/90      1/1/91
                                   TO          TO          TO         TO          TO         TO          TO
                                12/31/01    12/31/02    12/31/03   12/31/88    12/31/89   12/31/90    12/31/91
                               ---------- ------------ ---------- ----------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........      3.865       4.149       4.439      1.042       1.063      1.250       1.272
Accumulation Unit Value at
 end of period................      4.149       4.439       4.636      1.063       1.250      1.272       1.508
Number of Accumulation Units
 outstanding at end of period. 25,107,756  21,965,782  17,110,556    731,349   9,179,207 18,099,540  26,478,398

                                 1/1/92      1/1/93      1/1/94     1/1/95      1/1/96     1/1/97      1/1/98
                                   TO          TO          TO         TO          TO         TO          TO
                                12/31/92    12/31/93    12/31/94   12/31/95    12/31/96   12/31/97    12/31/98
                               ---------- ------------ ---------- ----------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........      1.508       1.588       1.733      1.691       2.190      2.485       3.103
Accumulation Unit Value at
 end of period................      1.588       1.733       1.691      2.190       2.485      3.103       3.664
Number of Accumulation Units
 outstanding at end of period. 41,588,546  60,696,659  61,961,278 56,145,463  52,130,165 48,490,618  42,358,784

                                                                                          MFS TOTAL
                                                                                           RETURN
                                                                                         SUB-ACCOUNT
                                                                                         CLASS A(2)
                                                                                         -----------
                                 1/1/99      1/1/00      1/1/01     1/1/02      1/1/03    10/31/94*    1/1/95
                                   TO          TO          TO         TO          TO         TO          TO
                                12/31/99    12/31/00    12/31/01   12/31/02    12/31/03   12/31/94    12/31/95
                               ---------- ------------ ---------- ----------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........      3.664       3.975       3.789      3.596       3.357      1.000       0.997
Accumulation Unit Value at
 end of period................      3.975       3.789       3.596      3.357       3.875      0.997       1.227
Number of Accumulation Units
 outstanding at end of period. 37,391,028  30,014,285  24,501,065 19,130,634  15,049,705  1,736,189  10,987,597

                                 1/1/96      1/1/97      1/1/98     1/1/99      1/1/00     1/1/01      1/1/02
                                   TO          TO          TO         TO          TO         TO          TO
                                12/31/96    12/31/97    12/31/98   12/31/99    12/31/00   12/31/01    12/31/02
                               ---------- ------------ ---------- ----------- ---------- ----------- ----------
Accumulation Unit Value at
 beginning of period..........      1.227       1.415       1.622      1.747       1.636      1.583       1.492
Accumulation Unit Value at
 end of period................      1.415       1.622       1.747      1.636       1.583      1.492       1.273
Number of Accumulation Units
 outstanding at end of period. 20,107,324  28,677,041  30,824,135 27,038,754  19,606,177 17,247,901  14,361,234

--------
*  Datethese Sub-accounts were first available.

                                           STATE STREET
                                             RESEARCH
                                            LARGE CAP
                                              GROWTH
                                          SUB-ACCOUNT(3)
                                          --------------
                                 1/1/03     10/31/94*      1/1/95      1/1/96       1/1/97       1/1/98      1/1/99
                                   TO           TO           TO          TO           TO           TO          TO
                                12/31/03     12/31/94     12/31/95    12/31/96     12/31/97     12/31/98    12/31/99
                               ---------- -------------- ----------- ---------- -------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........      1.273        1.000        0.956       1.402        1.566        1.941       2.829
Accumulation Unit Value at
 end of period................      1.504        0.956        1.402       1.556        1.941        2.829       3.744
Number of Accumulation Units
 outstanding at end of period. 12,665,983    1,857,319   24,163,685  40,025,594   44,518,891   49,255,773  60,072,409

                                                                                ZENITH EQUITY
                                                                                SUB-ACCOUNT(4)
                                                                                --------------
                                 1/1/00       1/1/01       1/1/02      1/1/03      9/16/88*      1/1/89      1/1/90
                                   TO           TO           TO          TO           TO           TO          TO
                                12/31/00     12/31/01     12/31/02    12/31/03     12/31/88     12/31/89    12/31/90
                               ---------- -------------- ----------- ---------- -------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........      3.744        3.189        2.767       1.825        4.645        4.612       5.950
Accumulation Unit Value at
 end of period................      3.189        2.767        1.825       2.433        4.612        5.950       5.666
Number of Accumulation Units
 outstanding at end of period. 64,809,207   53,583,938   40,343,771  32,774,920      439,393    5,337,778  12,591,788

                                 1/1/91       1/1/92       1/1/93      1/1/94       1/1/95       1/1/96      1/1/97
                                   TO           TO           TO          TO           TO           TO          TO
                                12/31/91     12/31/92     12/31/93    12/31/94     12/31/95     12/31/96    12/31/97
                               ---------- -------------- ----------- ---------- -------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........      5.666        8.608        7.978       9.050        8.298       11.300      13.496
Accumulation Unit Value at
 end of period................      8.608        7.978        9.050       8.298       11.300       13.496      16.442
Number of Accumulation Units
 outstanding at end of period. 21,719,884   33,645,983   40,091,665  43,592,961   41,663,900   41,363,155  40,200,592

                                                                                                              DAVIS
                                                                                                          VENTURE VALUE
                                                                                                           SUB-ACCOUNT
                                                                                                          -------------
                                 1/1/98       1/1/99       1/1/00      1/1/01       1/1/02       1/1/03     10/31/94*
                                   TO           TO           TO          TO           TO           TO          TO
                                12/31/98     12/31/99     12/31/00    12/31/01     12/31/02     12/31/03    12/31/94
                               ---------- -------------- ----------- ---------- -------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........     16.442       21.752       24.831      23.359       19.257       14.832       1.000
Accumulation Unit Value at
 end of period................     21.752       24.831       23.359      19.257       14.832       19.235       0.963
Number of Accumulation Units
 outstanding at end of period. 33,502,039   38,236,116   27,364,614  22,565,710   17,578,438   14,440,815   3,499,719

                                 1/1/95       1/1/96       1/1/97      1/1/98       1/1/99       1/1/00      1/1/01
                                   TO           TO           TO          TO           TO           TO          TO
                                12/31/95     12/31/96     12/31/97    12/31/98     12/31/99     12/31/00    12/31/01
                               ---------- -------------- ----------- ---------- -------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........      0.963        1.323        1.643       2.163        2.442        2.831       3.059
Accumulation Unit Value at
 end of period................      1.323        1.643        2.163       2.442        2.831        3.059       2.681
Number of Accumulation Units
 outstanding at end of period. 19,608,688   34,997,024   53,997,107  58,765,470   57,370,889   59,644,558  54,077,372

                                                           HARRIS
                                                           OAKMARK
                                                           FOCUSED
                                                            VALUE
                                                         SUB-ACCOUNT
                                                         -----------
                                 1/1/02       1/1/03      10/1/93*     1/1/94       1/1/95       1/1/96      1/1/97
                                   TO           TO           TO          TO           TO           TO          TO
                                12/31/02     12/31/03     12/31/93    12/31/94     12/31/95     12/31/96    12/31/97
                               ---------- -------------- ----------- ---------- -------------- ---------- -------------
Accumulation Unit Value at
 beginning of period..........      2.681        2.212        1.125       1.137        1.119        1.439       1.669
Accumulation Unit Value at
 end of period................      2.212        2.856        1.137       1.119        1.439        1.669       1.932
Number of Accumulation Units
 outstanding at end of period. 43,784,343   37,120,735    4,515,611  15,572,344   19,773,057   24,345,379  24,035,279

                                                                                                             LOOMIS
                                                                                                          SAYLES SMALL
                                                                                                               CAP
                                                                                                           SUB-ACCOUNT
              -                                                                                           -------------
                                 1/1/98       1/1/99       1/1/00      1/1/01       1/1/02       1/1/03     5/2/94*
                                   TO           TO           TO          TO           TO           TO          TO
                                12/31/98     12/31/99     12/31/00    12/31/01     12/31/02     12/31/03    12/31/94
                               ----------   ----------   ----------  ----------   ----------   ----------  ----------
Accumulation Unit Value at
 beginning of period..........      1.932        1.802        1.784       2.120        2.673        2.404       1.000
Accumulation Unit Value at
 end of period................      1.802        1.784        2.120       2.673        2.404        3.146       0.959
Number of Accumulation Units
 outstanding at end of period. 21,347,155   17,151,815   15,593,693  23,265,733   22,307,958   20,350,274   2,988,971

--------
*  Date these Sub-accounts were first available.

                                 1/1/95     1/1/96     1/1/97      1/1/98     1/1/99       1/1/00        1/1/01
                                   TO         TO         TO          TO         TO           TO            TO
                                12/31/95   12/31/96   12/31/97    12/31/98   12/31/99     12/31/00      12/31/01
                               ---------- ---------- ----------- ---------- ---------- --------------- ----------
Accumulation Unit Value at
 beginning of period..........      0.959      1.219      1.572       1.936      1.878        2.441         2.535
Accumulation Unit Value at
 end of period................      1.219      1.572      1.936       1.878      2.441        2.535         2.280
Number of Accumulation Units
 outstanding at end of period. 13,533,326 26,307,748 39,442,109  40,318,239 32,700,400   39,281,394    31,036,981

                                                         MFS                                 MFS
                                                      INVESTORS                        INVESTORS TRUST
                                                        TRUST                            SUB-ACCOUNT
                                                     SUB-ACCOUNT                         CLASS A(5)
                                                     -----------                       ---------------
                                 1/1/02     1/1/03     7/2/01*     1/1/02     1/1/03      10/31/94*      1/1/95
                                   TO         TO         TO          TO         TO           TO            TO
                                12/31/02   12/31/03   12/31/01    12/31/02   12/31/03     12/31/94      12/31/95
                               ---------- ---------- ----------- ---------- ---------- --------------- ----------
Accumulation Unit Value at
 beginning of period..........      2.280      1.764      0.898       0.833      0.656        1.000         0.997
Accumulation Unit Value at
 end of period................      1.764      2.375      0.833       0.656      0.788        0.997         1.227
Number of Accumulation Units
 outstanding at end of period. 24,037,246 20,108,467    311,202     743,289    835,828    1,736,189    10,987,597



                                 1/1/96     1/1/97     1/1/98     1/1/99     1/1/00     1/1/01     1/1/02     1/1/03
                                   TO         TO         TO         TO         TO         TO         TO         TO
                                12/31/96   12/31/97   12/31/98   12/31/99   12/31/00   12/31/01   12/31/02   12/31/02
                               ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.227      1.415      1.622      1.747      1.636      1.583      1.492      1.273
Accumulation Unit Value at
 end of period................      1.415      1.622      1.747      1.636      1.583      1.492      1.273      1.504
Number of Accumulation Units
 outstanding at end of period. 20,107,324 28,677,041 30,824,135 27,038,754 19,606,177 17,247,901 14,361,234 12,665,983



                                FI VALUE
                                 LEADERS
                               SUB-ACCOUNT
                               -----------
                                10/1/93*     1/1/94        1/1/95         1/1/96      1/1/97       1/1/98     1/1/99
                                   TO          TO            TO             TO          TO           TO         TO
                                12/31/93    12/31/94      12/31/95       12/31/96    12/31/97     12/31/98   12/31/99
                               ----------- ---------- ----------------- ---------- ------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.105       1.132         1.103          1.486       1.731        2.279      2.799
Accumulation Unit Value at
 end of period................      1.132       1.103         1.486          1.731       2.279        2.799      3.019
Number of Accumulation Units
 outstanding at end of period.  3,359,317  16,092,325    21,168,965     26,104,465  30,306,103   35,514,558 35,663,197

                                                                                   METLIFE STOCK
                                                                                    INDEX SUB-
                                                                                      ACCOUNT
                                                                                   CLASS A(6)(7)
                                                                                   -------------
                                 1/1/00      1/1/01        1/1/02         1/1/03      8/1/92*      1/1/93     1/1/94
                                   TO          TO            TO             TO          TO           TO         TO
                                12/31/00    12/31/01      12/31/02       12/31/03    12/31/92     12/31/93   12/31/94
                               ----------- ---------- ----------------- ---------- ------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      3.019       2.825         2.399          1.906       1.592        1.644      1.780
Accumulation Unit Value at
 end of period................      2.825       2.399         1.906          2.387       1.644        1.780      1.775
Number of Accumulation Units
 outstanding at end of period. 29,466,287  23,927,806    17,850,173     14,261,808  21,583,607   11,017,884 14,282,355

                                 1/1/95      1/1/96        1/1/97         1/1/98      1/1/99       1/1/00     1/1/01
                                   TO          TO            TO             TO          TO           TO         TO
                                12/31/95    12/31/96      12/31/97       12/31/98    12/31/99     12/31/00   12/31/01
                               ----------- ---------- ----------------- ---------- ------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      1.775       2.398         2.898          3.788       4.781        5.678      5.096
Accumulation Unit Value at
 end of period................      2.398       2.898         3.788          4.781       5.678        5.096      3.682
Number of Accumulation Units
 outstanding at end of period. 15,539,609  15,623,253    15,874,978     15,292,906  15,111,062   13,740,976 14,020,250

                                                      FI INTERNATIONAL
                                                            STOCK
                                                      SUB-ACCOUNT(8)(9)
                                                      -----------------
                                 1/1/02      1/1/03       10/31/94*       1/1/95      1/1/96       1/1/97     1/1/98
                                   TO          TO            TO             TO          TO           TO         TO
                                12/31/02    12/31/03      12/31/94       12/31/95    12/31/96     12/31/97   12/31/98
                               ----------- ---------- ----------------- ---------- ------------- ---------- ----------
Accumulation Unit Value at
 beginning of period..........      3.682       2.822         1.179          1.207       1.265        1.331      1.296
Accumulation Unit Value at
 end of period................      2.822       3.569         1.207          1.265       1.331        1.296      1.371
Number of Accumulation Units
 outstanding at end of period. 11,436,136   9,542,274     2,473,991      9,383,114  13,845,613   14,635,944 13,860,555

--------
*  Date these Sub-accounts were first available.

                                                                                             MET/PUTNAM
                                                                                               VOYAGER
                                                                                             SUB-ACCOUNT
                                                                                           ---------------
                                 1/1/99      1/1/00      1/1/01      1/1/02      1/1/03       1/22/01*         1/1/02
                                   TO          TO          TO          TO          TO            TO              TO
                                12/31/99    12/31/00    12/31/01    12/31/02    12/31/03      12/31/01        12/31/02
                               ---------- ------------ ----------- ---------- ------------ --------------- ---------------
Accumulation Unit Value at
 beginning of period..........      1.371       1.686       1.494       1.170       0.953         0.753           0.494
Accumulation Unit Value at
 end of period................      1.686       1.494       1.170       0.953       1.203         0.494           0.346
Number of Accumulation Units
 outstanding at end of period. 12,308,176  13,507,918  12,484,035  11,478,963   9,688,303     2,569,263       2,363,367

                                          VIP OVERSEAS
                                          SUB-ACCOUNT
                                          ------------
                                 1/1/03     10/1/93*     1/1/94      1/1/95      1/1/96        1/1/97          1/1/98
                                   TO          TO          TO          TO          TO            TO              TO
                                12/31/03    12/31/93    12/31/94    12/31/95    12/31/96      12/31/97        12/31/98
                               ---------- ------------ ----------- ---------- ------------ --------------- ---------------
Accumulation Unit Value at
 beginning of period..........      0.346       1.458       1.532       1.538       1.664         1.859           2.046
Accumulation Unit Value at
 end of period................      0.430       1.532       1.538       1.664       1.859         2.046           2.276
Number of Accumulation Units
 outstanding at end of period.  2,208,850  10,878,551  43,034,544  41,273,183  44,846,316    45,289,247      40,546,153

                                                                                             VIP EQUITY-
                                                                                               INCOME
                                                                                             SUB-ACCOUNT
                                                                                           ---------------
                                 1/1/99      1/1/00      1/1/01      1/1/02      1/1/03       10/1/93*         1/1/94
                                   TO          TO          TO          TO          TO            TO              TO
                                12/31/99    12/31/00    12/31/01    12/31/02    12/31/03      12/31/93        12/31/94
                               ---------- ------------ ----------- ---------- ------------ --------------- ---------------
Accumulation Unit Value at
 beginning of period..........      2.276       3.202       2.556       1.987       1.563         1.980           1.992
Accumulation Unit Value at
 end of period................      3.202       2.556       1.987       1.563       2.211         1.992           2.104
Number of Accumulation Units
 outstanding at end of period. 36,251,177  33,830,970  26,663,772  21,187,687  17,591,860     5,649,743      25,852,849

                                 1/1/95      1/1/96      1/1/97      1/1/98      1/1/99        1/1/00          1/1/01
                                   TO          TO          TO          TO          TO            TO              TO
                                12/31/95    12/31/96    12/31/97    12/31/98    12/31/99      12/31/00        12/31/01
                               ---------- ------------ ----------- ---------- ------------ --------------- ---------------
Accumulation Unit Value at
 beginning of period..........      2.104       2.804       3.162       3.996       4.401         4.617           4.939
Accumulation Unit Value at
 end of period................      2.804       3.162       3.996       4.401       4.617         4.939           4.631
Number of Accumulation Units
 outstanding at end of period. 38,010,655  44,037,798  45,104,192  42,926,506  37,676,846    28,617,928      24,545,075

                                                         LEHMAN
                                                        BROTHERS                                JANUS
                                                        AGGREGATE                            AGGRESSIVE
                                                       BOND INDEX                              GROWTH
                                                       SUB-ACCOUNT                         SUB-ACCOUNT(10)
                                                       -----------                         ---------------
                                 1/1/02      1/1/03     01/22/01*    1/1/02      1/1/03       05/01/01*        1/1/02
                                   TO          TO          TO          TO          TO            TO              TO
                                12/31/02    12/31/03    12/31/01    12/31/02    12/31/03      12/31/01        12/31/02
                               ---------- ------------ ----------- ---------- ------------ --------------- ---------------
Accumulation Unit Value
 at beginning of period.......      4.631       3.794       1.077       1.131       1.226             1           0.775
Accumulation Unit Value
 at end of period.............      3.794       4.879       1.131       1.226       1.251         0.775           0.529
Number of Accumulation
 Units outstanding at end of
 period....................... 19,947,966  16,865,067   2,019,440   5,543,843   4,465,718       344,674         566,433

                                                                              STATE STREET
                                            METLIFE                             RESEARCH                         FI
                                          STOCK INDEX                          INVESTMENT                      MID CAP
                                          SUB-ACCOUNT                            TRUST                      OPPORTUNITIES
                                          CLASS B(11)                         SUB-ACCOUNT                  SUB-ACCOUNT(13)
                                          ------------                        ------------                 ---------------
                                 1/1/03    01/22/01*     1/1/02      1/1/03    05/01/01*       1/1/02          5/1/02*
                                   TO          TO          TO          TO          TO            TO              TO
                                12/31/03    12/31/01    12/31/02    12/31/03    12/31/01      12/31/02        12/31/02
                               ---------- ------------ ----------- ---------- ------------ --------------- ---------------
Accumulation Unit Value
 at beginning of period.......      0.529       4.150       3.528       2.697       7.438         6.526           1.000
Accumulation Unit Value
 at end of period.............      0.678       3.528       2.697       3.402       6.526         4.746           0.811
Number of Accumulation
 Units outstanding at end of
 period.......................    581,098     268,034     603,435     852,620      31,594        39,946         163,429

--------
*  Date these Sub-accounts were first available.

                                                                FI                                   METLIFE
                                                              MID CAP                                MID CAP
                                                           OPPORTUNITIES                           STOCK INDEX
                                                          SUB-ACCOUNT(12)                          SUB-ACCOUNT
                                                          ---------------                          -----------
                                 1/1/03        1/1/03        01/22/01*       1/1/02      1/1/03     01/22/01*    1/1/02
                                   TO            TO             TO             TO          TO          TO          TO
                                12/31/03      12/31/03       12/31/01       12/31/02    12/31/03    12/31/01    12/31/02
                               ----------- -------------- --------------- ------------ ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      0.811        4.746           2.599          1.552       1.085       1.036       1.031
Accumulation Unit Value
 at end of period.............      1.136        6.083           1.552          1.085       1.437       1.031       0.863
Number of Accumulation
 Units outstanding at end of
 period.......................    765,033       80,379       1,630,351      1,138,071   1,239,384   1,448,527   2,232,301

                                                                                        FRANKLIN
                                             NEUBERGER                                  TEMPLETON
                                               BERMAN                                   SMALL CAP
                                           MID CAP VALUE                                 GROWTH
                                            SUB-ACCOUNT                                SUB-ACCOUNT
                                           --------------                              -----------
                                 1/1/03      05/01/01*        1/1/02         1/1/03     05/01/01*    1/1/02      1/1/03
                                   TO            TO             TO             TO          TO          TO          TO
                                12/31/03      12/31/01       12/31/02       12/31/03    12/31/01    12/31/02    12/31/03
                               ----------- -------------- --------------- ------------ ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      0.863        1.478           1.503          1.336           1       0.880       0.625
Accumulation Unit Value
 at end of period.............      1.146        1.503           1.336          1.795       0.880       0.625       0.891
Number of Accumulation
 Units outstanding at end of
 period.......................  2,512,009      245,461       2,012,000      1,750,230     609,228   1,263,448   1,909,751

                                                                          STATE STREET                           MORGAN
                                 RUSSELL                                    RESEARCH                             STANLEY
                               2000 INDEX                                    AURORA                            EAFE/INDEX
                               SUB-ACCOUNT                                SUB-ACCOUNT                          SUB-ACCOUNT
                               -----------                                ------------                         -----------
                                01/22/01*      1/1/02         1/1/03       01/22/01*     1/1/02      1/1/03     01/22/01*
                                   TO            TO             TO             TO          TO          TO          TO
                                12/31/01      12/31/02       12/31/03       12/31/01    12/31/02    12/31/03    12/31/01
                               ----------- -------------- --------------- ------------ ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      1.203        1.186           0.929          1.234       1.401       1.087       1.102
Accumulation Unit Value at
 end of period................      1.186        0.929           1.336          1.401       1.087       1.611       0.853
Number of Accumulation
 Units outstanding at end of
 period.......................  1,046,199    1,956,327       3,302,678     11,264,904  13,358,433  12,946,787     641,779

                                                            LORD ABBETT                               PIMCO
                                                               BOND                                   TOTAL
                                                             DEBENTURE                               RETURN
                                                            SUB-ACCOUNT                            SUB-ACCOUNT
                                                          ---------------                          -----------
                                 1/1/02        1/1/03        05/01/01*       1/1/02      1/1/03     05/01/01*    1/1/02
                                   TO            TO             TO             TO          TO          TO          TO
                                12/31/02      12/31/03       12/31/01       12/31/02    12/31/03    12/31/01    12/31/02
                               ----------- -------------- --------------- ------------ ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      0.853        0.700           1.389          1.375       1.349       1.001       1.054
Accumulation Unit Value at
 end of period................      0.700        0.948           1.375          1.349       1.585       1.054       1.137
Number of Accumulation
 Units outstanding at end of
 period.......................  1,349,943    1,681,173         199,974        841,031   1,736,428   1,887,995  12,468,313

                                           T. ROWE PRICE                                PIMCO PEA
                                           MID-CAP GROWTH                              INNOVATION
                                            SUB-ACCOUNT                                SUB-ACCOUNT
                                           --------------                              -----------
                                 1/1/03      05/01/01*        1/1/02         1/1/03     05/01/01*    1/1/02      1/1/03
                                   TO            TO             TO             TO          TO          TO          TO
                                12/31/03      12/31/01       12/31/02       12/31/03    12/31/01    12/31/02    12/31/03
                               ----------- -------------- --------------- ------------ ----------- ----------- -----------
Accumulation Unit Value
 at beginning of period.......      1.137        0.981           0.824          0.455       0.823       0.610       0.296
Accumulation Unit Value at
 end of period................      1.170        0.824           0.455          0.613       0.610       0.296       0.461
Number of Accumulation
 Units outstanding at end of
 period....................... 11,969,667      822,978       1,945,971      3,614,693     176,284     314,143   1,825,498

--------
*   Date these Sub-accounts were first available.

                                                                                                                   AMERICAN
                                                                           AMERICAN                                 FUNDS
                               MFS RESEARCH                                  FUNDS                                 GROWTH-
                               INTERNATIONAL                              GROWTH FUND                               INCOME
                                SUB-ACCOUNT                               SUB-ACCOUNT                            SUB-ACCOUNT
                               -------------                              -----------                           --------------
                                 05/01/01*       1/1/02        1/1/03      05/01/01*      1/1/02       1/1/03     05/01/01*
                                    TO             TO            TO           TO            TO           TO           TO
                                 12/31/01       12/31/02      12/31/03     12/31/01      12/31/02     12/31/03     12/31/01
                               ------------- -------------- ------------- ----------- --------------- --------- --------------
Accumulation Unit Value at
 beginning of period..........       0.972         0.848          0.738       13.039       11.078         8.236      8.544
Accumulation Unit Value at
 end of period................       0.848         0.738          0.962       11.078        8.236        11.089      8.240
Number of Accumulation
 Units outstanding at end of
 period.......................     262,000       481,522        928,006      261,891      986,402     1,552,153    315,481

                                                AMERICAN
                                              FUNDS GLOBAL                                  FI                   STATE STREET
                                                 SMALL                                    MID CAP               RESEARCH LARGE
                                             CAPITALIZATION                            OPPORTUNITIES              CAP VALUE
                                              SUB-ACCOUNT                             SUB-ACCOUNT(12)            SUB-ACCOUNT
                                             --------------                           ---------------           --------------
                                  1/1/03       05/01/01*       1/1/02       1/1/03        5/1/02*      1/1/03      5/1/02*
                                    TO             TO            TO           TO            TO           TO           TO
                                 12/31/03       12/31/01      12/31/02     12/31/03      12/31/02     12/31/03     12/31/02
                               ------------- -------------- ------------- ----------- --------------- --------- --------------
Accumulation Unit Value at
 beginning of period..........       6.622         1.479          1.345        1.071        1.000         0.811      1.000
Accumulation Unit Value at
 end of period................       8.630         1.345          1.071        1.619        0.811         1.136      0.793
Number of Accumulation
 Units outstanding at end of
 period.......................   1,454,819       284,714      1,031,114    1,421,682      163,429       765,033     73,924

                                  HARRIS                                                  MET/AIM
                                  OAKMARK                      HARRIS                     MID CAP
                                 LARGE CAP                     OAKMARK                     CORE                 MET/AIM SMALL
                                   VALUE                    INTERNATIONAL                 EQUITY                  CAP GROWTH
                                SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                               -------------                -------------             ---------------           --------------
                                  5/1/02*        1/1/03        5/1/02*      1/1/03        5/1/02*      1/1/03      5/1/02*
                                    TO             TO            TO           TO            TO           TO           TO
                                 12/31/02       12/31/03      12/31/02     12/31/03      12/31/02     12/31/03     12/31/02
                               ------------- -------------- ------------- ----------- --------------- --------- --------------
Accumulation Unit Value at
 beginning of period..........       1.186         0.973          1.060        0.884        1.140         0.967      1.122
Accumulation Unit Value at
 end of period................       0.973         1.203          0.884        1.179        0.967         1.204      0.848
Number of Accumulation
 Units outstanding at end of
 period.......................     793,465     2,130,663          8,900      952,956      418,397       749,950    556,582








                                1/1/02
                                  TO
                               12/31/02
                               ---------
Accumulation Unit Value at
 beginning of period..........     8.240
Accumulation Unit Value at
 end of period................     6.622
Number of Accumulation
 Units outstanding at end of
 period.......................   999,190







                                1/1/03
                                  TO
                               12/31/03
                               ---------
Accumulation Unit Value at
 beginning of period..........     0.793
Accumulation Unit Value at
 end of period................     1.059
Number of Accumulation
 Units outstanding at end of
 period.......................   374,652







                                1/1/03
                                  TO
                               12/31/03
                               ---------
Accumulation Unit Value at
 beginning of period..........     0.848
Accumulation Unit Value at
 end of period................     1.162
Number of Accumulation
 Units outstanding at end of
 period....................... 1,320,114

--------
  *Date these Sub-accounts were first available.



 /(1)/For Contracts issued prior to May 1, 1995, and for Contracts in the annuity phase issued on and after May 1, 1995 the MFS Total Return Sub-account Class A is available.


 /(2)/Previously, the Balanced Sub-account. On or about April 30, 2004, the
      Balanced Portfolio merged into the MFS Total Return Portfolio. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available during the accumulation phase.


 /(3)/Previously, the Alger Equity Growth Sub-account. Effective May 1, 2004, the Alger Equity Growth Portfolio changed its name to State Street Research Large Cap Growth Portfolio and State Street Research & Management Company replaced Fred Alger Management, Inc. as subadviser.


 /(4)/Previously, the Capital Growth Sub-account. Effective May 1, 2002, the
      Zenith Equity Portfolio of the New England Zenith Fund changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. On or about April 28, 2003, these series of the Zenith Fund were reorganized into newly established portfolios of the Metropolitan Fund.


 /(5)/Previously, the MFS Research Managers Sub-account. On or about April 30,
      2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 /(6)/For Contracts issued prior to May 1, 1995, and Contracts in the annuity phase issued on and after May 1, 1995 the MetLife Stock Index Sub-account Class A is available.


 /(7)/Previously, the Westpeak Stock Index Sub-account. On April 27, 2001, the
      MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series of the New England Zenith Fund. Information shown for the MetLife Stock Index Sub-account Class A reflects the accumulation unit value history of the Westpeak Stock Index Sub-account through the date of the substitution.


 /(8)/Previously, the Putnam International Stock Sub-account. Effective
      December 16, 2003, Putnam International Stock Portfolio changed its name to FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam Investment Management, LLC as subadviser.


 /(9)/Previously, the Morgan Stanley International Magnum Equity Sub-account.
      On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-account reflects the accumulation unit value history of the Morgan Stanley International Magnum Equity Sub-account through the date of the substitution.


/(10)/Previously, the Janus Growth Sub-account. On or about April 28, 2003, the
      Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-account reflects the accumulation unit value history of the Janus Growth Sub-account through the date of the merger.


/(11)/For Contracts issued on and after May 1, 1995, the MetLife Stock Index
      Portfolio Class B is available during the accumulation phase.


/(12)/Previously, the Janus Mid Cap Sub-account. On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-account reflects the accumulation unit value history of the Janus Mid Cap Sub-account through the date of the merger.


/(13)/Previously, the FI Mid Cap Opportunities Sub-account. On or about April
      30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-account reflects the accumulation unit value history of the FI Mid Cap Opportunities Sub-account through the date of the merger.


   Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

                                  PREMIUM TAX

   Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.

                         CONTRACTS USED WITH TAX
          JURISDICTION  QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
          ------------  -------------------------- -------------------
          California...            0.50%*                 2.35%
          Maine........              --                   2.00%
          Nevada.......              --                   3.50%
          Puerto Rico..            1.00%                  1.00%
          South Dakota.              --                   1.25%
          West Virginia            1.00%                  1.00%
          Wyoming......              --                   1.00%

--------
* Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.

   See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                               TABLE OF CONTENTS
                                      OF
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                    PAGE
                                                                    -----
       HISTORY.....................................................  II-3
       SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS.  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-5
       CALCULATION OF PERFORMANCE DATA.............................  II-5
       CALCULATION OF YIELDS.......................................  II-6
       NET INVESTMENT FACTOR.......................................  II-8
       ANNUITY PAYMENTS............................................  II-8
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-10
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-10
       TAX STATUS OF THE CONTRACTS................................. II-11
       EXPERTS..................................................... II-12
       LEGAL MATTERS............................................... II-12
       FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT...  FF-1
       FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY   F-1


   If you would like a copy of the Statement of Additional Information, please complete the request form below and mail to:

   New England Securities Corporation
   501 Boylston Street
   Boston, Massachusetts 02116

             Please send a copy of the Statement of Additional Information for The New England Variable Account (Zenith Accumulator) to:

                        --------------------------------
                        Name

                        --------------------------------
                        Street

                        --------------------------------
                        City         State           Zip

                       THE NEW ENGLAND VARIABLE ACCOUNT

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                  MAY 1, 2004



   This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated April 30, 1999, the supplement dated May 1, 2004, and any previous supplements may be obtained by writing to New England Securities Corporation ("New England Securities") 501 Boylston Street, Boston, Massachusetts 02116.




VA-410-03

                               TABLE OF CONTENTS


                                                                    PAGE
                                                                    -----
       HISTORY.....................................................  II-3
       SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS.  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-5
       CALCULATION OF PERFORMANCE DATA.............................  II-5
       CALCULATION OF YIELDS.......................................  II-6
       NET INVESTMENT FACTOR.......................................  II-8
       ANNUITY PAYMENTS............................................  II-8
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-10
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-10
       TAX STATUS OF THE CONTRACTS................................. II-11
       EXPERTS..................................................... II-12
       LEGAL MATTERS............................................... II-12
       FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT...  FF-1
       FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY   F-1

                                    HISTORY


   The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996. The Variable Account was not established until July 15, 1987. The Contracts were not available until September, 1988. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS


   The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.



   Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.




                               INVESTMENT ADVICE

   The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

   MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.


   MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (currently known as the State Street Research Money Market Portfolio), the Back Bay Advisors Bond Income Series (currently known as the State Street Research Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly known as the FI Structured Equity Portfolio and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995; in the case of the Capital Growth Series (currently known as the Zenith Equity Portfolio), MetLife Advisers became the Adviser on May 1, 2001.



   Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.


   The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:


   The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was

Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the State Street Research Money Market Portfolio (formerly, the Back Bay Advisors Money Market Series) and the State Street Research Bond Income Portfolio (formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser. The subadviser to the MFS Total Return Portfolio (formerly, the Back Bay Advisors Managed Series) was Back Bay Advisors, L.P. until July 1, 2001 when Massachusetts Financial Services Company became the subadviser. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the Westpeak Stock Index Series (which was replaced by the MetLife Stock Index Portfolio Class A on April 27, 2001, and was formerly known as the Stock Index Series) was Back Bay Advisors L.P. until August 1, 1993, when Westpeak Investment Advisors, L.P. became the subadviser. On or about April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio of the Metropolitan Series Trust. The subadviser to the State Street Research Large Cap Growth Portfolio (formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser.



   Prior to May 1, 2002, Capital Growth Management Limited Partnership was the subadviser to the Zenith Equity Portfolio. As of May 1, 2002, Capital Growth Management Limited Partnership ceased to be the subadviser to the Zenith Equity Portfolio and at that time, Zenith Equity Portfolio became a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio. The subadvisers to these Portfolios are Fidelity Management & Research Company, Jennison Associates LLC and Capital Guardian Trust Company, respectively.



   On or about April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio of the Metropolitan Fund.


   The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:


   Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Research & Management became the subadviser. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio (currently known as the FI International Stock Portfolio) on December 1, 2000, and was formerly known as the Dracott International Equity Series) was Draycott Partners, Ltd. until May 1, 1997, when Morgan Asset Management Inc. became the subadviser.



   On or about April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.



   On or about April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

   The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

   The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.


                         DISTRIBUTION OF THE CONTRACTS





   New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.



   Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:



                                        AGGREGATE AMOUNT OF COMMISSIONS
                   AGGREGATE AMOUNT OF   RETAINED BY DISTRIBUTOR AFTER
                   COMMISSIONS PAID TO PAYMENTS TO ITS REGISTERED PERSONS
       FISCAL YEAR    DISTRIBUTOR*             AND SELLING FIRMS
       ----------- ------------------- ----------------------------------
          2001....     $1,005,853                      $0
          2002....     $  651,140                      $0
          2003....     $  501,750                      $0



* Includes sales compensation paid to registered persons of Distributor.



   Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.


                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN


   We may provide illustrations to show hypothetical Average Annual Total Returns for each Sub-Account based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust, the American Funds Insurance Series and the Variable Insurance Products Fund. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average Annual Total Returns will be provided for a Sub-Account for 1, 5 and 10 years, or for a shorter period, if applicable.





   We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.



   Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.



   Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior subadvisory history see "INVESTMENT ADVICE" on page II-3.






   As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Experience Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

   We may also show daily unit values for each Sub-Account in advertising and sales literature, including our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Sub-account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-account value by the Sub-account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-
account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.


The current yield will be calculated according to the following formula:

                    Current Yield = ((NCF-ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.



We may also quote the effective yield of the State Street Research Money Market Sub-account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                 Effective Yield = (1 + ((NCF-ES)/UV))365/7-1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.



   Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Sub-account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the sub-account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Sub-account may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-accounts (other than the State Street Research Money Market Sub-account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-account refers to income generated by the Sub-account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-account units less sub-account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30

Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used. Based on the actual distribution of Contract sizes, we have assumed the average per unit Administration Contract Charge to be 0.087%.

The 30-day or one-month yield is calculated according to the following formula:

                  Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6-/1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-account's units.

ES = expenses of the Sub-account for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a Sub-account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

   The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

      (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

      (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

      (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

      (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

   At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

   When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the payment option involves a life contingency. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."

   The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

   The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment. The definition of the Assumed Interest Rate, and the effect of the level of the Assumed Interest Rate on the amount of monthly payments is explained in the prospectus under "Amount of Variable Annuity Payments."

   The number of annuity units credited under a variable payment option is determined as follows:

      (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract (at such time as immediate Contracts may be made available), are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

      (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

   The dollar amount of the initial payment will be at the basic payment level. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

   The value of an annuity unit for each Sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

   The annuity unit value for each Sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the

Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

   We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

   The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

   When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

   The illustrations show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

   We may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

   We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these tables use historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

   The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."


   The illustrations reflect the performance from the year of inception of the Selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. The Company offers an alternative Assumed Interest Rates (AIR) of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.


   The illustrations show the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

                          TAX STATUS OF THE CONTRACTS

   Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


   Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


   Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

                                    EXPERTS


   The financial statements of The New England Variable Account of Metropolitan Life Insurance Company ("Metropolitan Life") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The consolidated financial statements of Metropolitan Life and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on October 1, 2003, and recorded the impact as a cumulative effect of a change in accounting principle), and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                 LEGAL MATTERS


   Legal matters in connection with the Contracts described in this registration statement have been passed on by Marie C. Swift, Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.



   The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                         INDEPENDENT AUDITORS' REPORT


To the Contract Owners of The New England Variable Account and the Board of Directors of Metropolitan Life Insurance Company:



We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising The New England Variable Account (the "Separate Account") of Metropolitan Life Insurance Company ("Metropolitan Life") as of December 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and the depositors of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Separate Account of Metropolitan Life as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Tampa, Florida


April 16, 2004

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ASSETS AND LIABILITIES

                             AT DECEMBER 31, 2003




                                                                                                           State Street
                                                                                                             Research
                                                                                             Zenith Equity Bond Income
                                                                                              Sub-Account  Sub-Account
                                                                                             ------------- ------------
ASSETS:
Investments at Value:
Metropolitan Series Fund, Inc. ("Metropolitan Fund")
Zenith Equity Portfolio (816,863 Shares; cost $355,202,991)................................. $282,373,020  $        --
State Street Research Bond Income Portfolio (706,561 Shares; cost $76,624,791)..............           --   81,685,516
State Street Research Money Market Portfolio (446,516 Shares; cost $44,651,610).............           --           --
MFS Total Return Portfolio (440,612 Shares; cost $73,249,343)...............................           --           --
Harris Oakmark Focused Value Portfolio (288,221 Shares; cost $45,473,687)...................           --           --
FI Structured Equity Portfolio (219,003 Shares; cost $43,777,190)...........................           --           --
Loomis Sayles Small Cap Portfolio (253,331 Shares; cost $48,589,442)........................           --           --
Salomon Brothers U.S. Government Portfolio (1,453,448 Shares; cost $17,602,220).............           --           --
Balanced Portfolio (1,584,046 Shares; cost $22,429,722).....................................           --           --
Alger Equity Growth Portfolio (4,282,515 Shares; cost $116,283,799).........................           --           --
Davis Venture Value Portfolio (4,233,812 Shares; cost $100,201,404).........................           --           --
Salomon Brothers Strategic Bond Opportunities Portfolio (1,887,097 Shares; cost $21,347,791)           --           --
MFS Investors Trust Portfolio (79,744 Shares; cost $612,589)................................           --           --
MFS Research Managers Portfolio (67,499 Shares; cost $491,181)..............................           --           --
FI Mid Cap Opportunities Portfolio (77,473 Shares; cost $752,542)...........................           --           --
FI International Stock Portfolio (1,189,639 Shares; cost $13,080,793).......................           --           --
Met/Putnam Voyager (211,684 Shares; cost $851,531)..........................................           --           --
Janus Mid Cap Portfolio (129,817 Shares; cost $1,799,778)...................................           --           --
Russell 2000 Index Portfolio (374,266 Shares; cost $3,486,216)..............................           --           --
MetLife Stock Index Portfolio (1,274,034 Shares; cost $40,402,593)..........................           --           --
MetLife Mid Cap Stock Index Portfolio (246,406 Shares; cost $2,516,585).....................           --           --
Morgan Stanley EAFE Index Portfolio (165,193 Shares; cost $1,325,571).......................           --           --
Lehman Brothers Aggregate Bond Index Portfolio (524,403 Shares; cost $5,700,216)............           --           --
Neuberger Berman Partners Mid Cap Value Portfolio (184,071 Shares; cost $2,477,928).........           --           --
Franklin Templeton Small Cap Growth Portfolio (186,262 Shares; cost $1,398,990).............           --           --
State Street Research Investment Trust Portfolio (20,066 Shares; cost $419,196).............           --           --
State Street Research Large Cap Value Portfolio (37,264 Shares; cost $315,222)..............           --           --
Harris Oakmark Large Cap Value Portfolio (214,281 Shares; cost $2,207,513)..................           --           --
State Street Research Aurora Portfolio (1,275,330 Shares; cost $17,848,848).................           --           --
Fidelity Variable Insurance Products Funds ("Fidelity Fund")
VIP Equity-Income Portfolio (3,579,450 Shares; cost $78,656,659)............................           --           --
VIP Overseas Portfolio (2,519,772 Shares; cost $42,401,550).................................           --           --
MetLife Investors Series Trusts ("Met Investors Fund")
Lord Abbett Bond Debenture Portfolio (232,651 Shares; cost $2,571,953)......................           --           --
PIMCO Total Return Portfolio (1,219,823 Shares; cost $13,605,818)...........................           --           --
PIMCO Innovation Portfolio (175,789 Shares; cost $740,727)..................................           --           --
T. Rowe Price Mid-Cap Growth Portfolio (350,534 Shares; cost $1,933,999)....................           --           --
MFS Research International Portfolio (93,154 Shares; cost $750,452).........................           --           --
Met/AIM Mid Cap Core Equity Portfolio (73,628 Shares; cost $780,485)........................           --           --
Met/AIM Small Cap Growth Portfolio (128,491 Shares; cost $1,156,502)........................           --           --
Harris Oakmark International Portfolio (95,099 Shares; cost $996,523).......................           --           --
Janus Aggressive Growth Portfolio (56,420 Shares; cost $329,401)............................           --           --
American Series Funds ("American Fund")
American Funds Growth Portfolio (379,398 Shares; cost $14,769,303)..........................           --           --
American Funds Growth-Income Portfolio (378,072 Shares; cost $11,062,914)...................           --           --
American Funds Global Small Cap Portfolio (166,319 Shares; cost $1,901,111).................           --           --
                                                                                             ------------  -----------
Total Investments...........................................................................  282,373,020   81,685,516
Cash and Accounts Receivable................................................................           --           --
                                                                                             ------------  -----------
Total Assets................................................................................  282,373,020   81,685,516
LIABILITIES:
Due to Metropolitan Life Insurance Company..................................................      345,496      101,489
                                                                                             ------------  -----------
NET ASSETS.................................................................................. $282,027,524  $81,584,027
                                                                                             ============  ===========
Outstanding Units (In Thousands)............................................................       14,662       17,599
Unit Values................................................................................. $      19.24  $      4.64


                                                                                             State Street
                                                                                               Research       MFS
                                                                                             Money Market Total Return
                                                                                             Sub-Account  Sub-Account
                                                                                             ------------ ------------
ASSETS:
Investments at Value:
Metropolitan Series Fund, Inc. ("Metropolitan Fund")
Zenith Equity Portfolio (816,863 Shares; cost $355,202,991)................................. $        --  $        --
State Street Research Bond Income Portfolio (706,561 Shares; cost $76,624,791)..............                       --
State Street Research Money Market Portfolio (446,516 Shares; cost $44,651,610).............  44,651,612           --
MFS Total Return Portfolio (440,612 Shares; cost $73,249,343)...............................          --   60,866,087
Harris Oakmark Focused Value Portfolio (288,221 Shares; cost $45,473,687)...................          --           --
FI Structured Equity Portfolio (219,003 Shares; cost $43,777,190)...........................          --           --
Loomis Sayles Small Cap Portfolio (253,331 Shares; cost $48,589,442)........................          --           --
Salomon Brothers U.S. Government Portfolio (1,453,448 Shares; cost $17,602,220).............          --           --
Balanced Portfolio (1,584,046 Shares; cost $22,429,722).....................................          --           --
Alger Equity Growth Portfolio (4,282,515 Shares; cost $116,283,799).........................          --           --
Davis Venture Value Portfolio (4,233,812 Shares; cost $100,201,404).........................          --           --
Salomon Brothers Strategic Bond Opportunities Portfolio (1,887,097 Shares; cost $21,347,791)          --           --
MFS Investors Trust Portfolio (79,744 Shares; cost $612,589)................................          --           --
MFS Research Managers Portfolio (67,499 Shares; cost $491,181)..............................          --           --
FI Mid Cap Opportunities Portfolio (77,473 Shares; cost $752,542)...........................          --           --
FI International Stock Portfolio (1,189,639 Shares; cost $13,080,793).......................          --           --
Met/Putnam Voyager (211,684 Shares; cost $851,531)..........................................          --           --
Janus Mid Cap Portfolio (129,817 Shares; cost $1,799,778)...................................          --           --
Russell 2000 Index Portfolio (374,266 Shares; cost $3,486,216)..............................          --           --
MetLife Stock Index Portfolio (1,274,034 Shares; cost $40,402,593)..........................          --           --
MetLife Mid Cap Stock Index Portfolio (246,406 Shares; cost $2,516,585).....................          --           --
Morgan Stanley EAFE Index Portfolio (165,193 Shares; cost $1,325,571).......................          --           --
Lehman Brothers Aggregate Bond Index Portfolio (524,403 Shares; cost $5,700,216)............          --           --
Neuberger Berman Partners Mid Cap Value Portfolio (184,071 Shares; cost $2,477,928).........          --           --
Franklin Templeton Small Cap Growth Portfolio (186,262 Shares; cost $1,398,990).............          --           --
State Street Research Investment Trust Portfolio (20,066 Shares; cost $419,196).............          --           --
State Street Research Large Cap Value Portfolio (37,264 Shares; cost $315,222)..............          --           --
Harris Oakmark Large Cap Value Portfolio (214,281 Shares; cost $2,207,513)..................          --           --
State Street Research Aurora Portfolio (1,275,330 Shares; cost $17,848,848).................          --           --
Fidelity Variable Insurance Products Funds ("Fidelity Fund")
VIP Equity-Income Portfolio (3,579,450 Shares; cost $78,656,659)............................          --           --
VIP Overseas Portfolio (2,519,772 Shares; cost $42,401,550).................................          --           --
MetLife Investors Series Trusts ("Met Investors Fund")
Lord Abbett Bond Debenture Portfolio (232,651 Shares; cost $2,571,953)......................          --           --
PIMCO Total Return Portfolio (1,219,823 Shares; cost $13,605,818)...........................          --           --
PIMCO Innovation Portfolio (175,789 Shares; cost $740,727)..................................          --           --
T. Rowe Price Mid-Cap Growth Portfolio (350,534 Shares; cost $1,933,999)....................          --           --
MFS Research International Portfolio (93,154 Shares; cost $750,452).........................          --           --
Met/AIM Mid Cap Core Equity Portfolio (73,628 Shares; cost $780,485)........................          --           --
Met/AIM Small Cap Growth Portfolio (128,491 Shares; cost $1,156,502)........................          --           --
Harris Oakmark International Portfolio (95,099 Shares; cost $996,523).......................          --           --
Janus Aggressive Growth Portfolio (56,420 Shares; cost $329,401)............................          --           --
American Series Funds ("American Fund")
American Funds Growth Portfolio (379,398 Shares; cost $14,769,303)..........................          --           --
American Funds Growth-Income Portfolio (378,072 Shares; cost $11,062,914)...................          --           --
American Funds Global Small Cap Portfolio (166,319 Shares; cost $1,901,111).................          --           --
                                                                                             -----------  -----------
Total Investments...........................................................................  44,651,612   60,866,087
Cash and Accounts Receivable................................................................      27,877           --
                                                                                             -----------  -----------
Total Assets................................................................................  44,679,489   60,866,087
LIABILITIES:
Due to Metropolitan Life Insurance Company..................................................      54,737       75,467
                                                                                             -----------  -----------
NET ASSETS.................................................................................. $44,624,752  $60,790,620
                                                                                             ===========  ===========
Outstanding Units (In Thousands)............................................................      19,054       15,689
Unit Values................................................................................. $      2.34  $      3.87



                      See Notes to Financial Statements.

                   FI                                                                             Salomon Brothers
Harris Oakmark Structured  Loomis Sayles Salomon Brothers                 Alger         Davis      Strategic Bond
Focused Value    Equity      Small Cap   U.S. Government   Balanced   Equity Growth Venture Value  Opportunities
 Sub-Account   Sub-Account  Sub-Account    Sub-Account    Sub-Account  Sub-Account   Sub-Account    Sub-Account
-------------- ----------- ------------- ---------------- ----------- ------------- ------------- ----------------
 $        --   $        --  $        --    $        --    $        --  $        --  $         --    $        --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
  64,636,509            --           --             --             --           --            --             --
          --    34,436,048           --             --             --           --            --             --
          --            --   48,018,815             --             --           --            --             --
          --            --           --     17,935,548             --           --            --             --
          --            --           --             --     19,325,359           --            --             --
          --            --           --             --             --   80,168,679            --             --
          --            --           --             --             --           --   106,988,425             --
          --            --           --             --             --           --            --     23,796,292
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
          --            --           --             --             --           --            --             --
 -----------   -----------  -----------    -----------    -----------  -----------  ------------    -----------
  64,636,509    34,436,048   48,018,815     17,935,548     19,325,359   80,168,679   106,988,425     23,796,292
          --            --           --             --             --           --            --             --
 -----------   -----------  -----------    -----------    -----------  -----------  ------------    -----------
  64,636,509    34,436,048   48,018,815     17,935,548     19,325,359   80,168,679   106,988,425     23,796,292
      78,114        42,851       56,740         22,294         23,770       97,354       131,448         29,314
 -----------   -----------  -----------    -----------    -----------  -----------  ------------    -----------
 $64,558,395   $34,393,197  $47,962,075    $17,913,254    $19,301,589  $80,071,325  $106,856,977    $23,766,978
 ===========   ===========  ===========    ===========    ===========  ===========  ============    ===========
      20,520        14,408       20,191         11,210         12,834       32,912        37,413         12,293
 $      3.15   $      2.39  $      2.38    $      1.60    $      1.50  $      2.43  $       2.86    $      1.93

      MFS              MFS
Investors Trust Research Managers
  Sub-Account      Sub-Account
--------------- -----------------
   $     --         $     --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
    659,483               --
         --          568,338
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
   --------         --------
    659,483          568,338
         --               --
   --------         --------
    659,483          568,338
        801              696
   --------         --------
   $658,682         $567,642
   ========         ========
        836              704
   $   0.79         $   0.81

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ASSETS AND LIABILITIES

                             AT DECEMBER 31, 2003




                                                                                                  FI            FI
                                                                                                Mid Cap    International
                                                                                             Opportunities     Stock
                                                                                              Sub-Account   Sub-Account
                                                                                             ------------- -------------
ASSETS:
Investments at Value:
Metropolitan Series Fund, Inc. ("Metropolitan Fund")
Zenith Equity Portfolio (816,863 Shares; cost $355,202,991).................................   $     --     $        --
State Street Research Bond Income Portfolio (706,561 Shares; cost $76,624,791)..............         --              --
State Street Research Money Market Portfolio (446,516 Shares; cost $44,651,610).............         --              --
MFS Total Return Portfolio (440,612 Shares; cost $73,249,343)...............................         --              --
Harris Oakmark Focused Value Portfolio (288,221 Shares; cost $45,473,687)...................         --              --
FI Structured Equity Portfolio (219,003 Shares; cost $43,777,190)...........................         --              --
Loomis Sayles Small Cap Portfolio (253,331 Shares; cost $48,589,442)........................         --              --
Salomon Brothers U.S. Government Portfolio (1,453,448 Shares; cost $17,602,220).............         --              --
Balanced Portfolio (1,584,046 Shares; cost $22,429,722).....................................         --              --
Alger Equity Growth Portfolio (4,282,515 Shares; cost $116,283,799).........................         --              --
Davis Venture Value Portfolio (4,233,812 Shares; cost $100,201,404).........................         --              --
Salomon Brothers Strategic Bond Opportunities Portfolio (1,887,097 Shares; cost $21,347,791)         --              --
MFS Investors Trust Portfolio (79,744 Shares; cost $612,589)................................         --              --
MFS Research Managers Portfolio (67,499 Shares; cost $491,181)..............................         --              --
FI Mid Cap Opportunities Portfolio (77,473 Shares; cost $752,542)...........................    887,838              --
FI International Stock Portfolio (1,189,639 Shares; cost $13,080,793).......................         --      11,729,844
Met/Putnam Voyager (211,684 Shares; cost $851,531)..........................................         --              --
Janus Mid Cap Portfolio (129,817 Shares; cost $1,799,778)...................................         --              --
Russell 2000 Index Portfolio (374,266 Shares; cost $3,486,216)..............................         --              --
MetLife Stock Index Portfolio (1,274,034 Shares; cost $40,402,593)..........................         --              --
MetLife Mid Cap Stock Index Portfolio (246,406 Shares; cost $2,516,585).....................         --              --
Morgan Stanley EAFE Index Portfolio (165,193 Shares; cost $1,325,571).......................         --              --
Lehman Brothers Aggregate Bond Index Portfolio (524,403 Shares; cost $5,700,216)............         --              --
Neuberger Berman Partners Mid Cap Value Portfolio (184,071 Shares; cost $2,477,928).........         --              --
Franklin Templeton Small Cap Growth Portfolio (186,262 Shares; cost $1,398,990).............         --              --
State Street Research Investment Trust Portfolio (20,066 Shares; cost $419,196).............         --              --
State Street Research Large Cap Value Portfolio (37,264 Shares; cost $315,222)..............         --              --
Harris Oakmark Large Cap Value Portfolio (214,281 Shares; cost $2,207,513)..................         --              --
State Street Research Aurora Portfolio (1,275,330 Shares; cost $17,848,848).................         --              --
Fidelity Variable Insurance Products Funds ("Fidelity Fund")
VIP Equity-Income Portfolio (3,579,450 Shares; cost $78,656,659)............................         --              --
VIP Overseas Portfolio (2,519,772 Shares; cost $42,401,550).................................         --              --
MetLife Investors Series Trusts ("Met Investors Fund")
Lord Abbett Bond Debenture Portfolio (232,651 Shares; cost $2,571,953)......................         --              --
PIMCO Total Return Portfolio (1,219,823 Shares; cost $13,605,818)...........................         --              --
PIMCO Innovation Portfolio (175,789 Shares; cost $740,727)..................................         --              --
T. Rowe Price Mid-Cap Growth Portfolio (350,534 Shares; cost $1,933,999)....................         --              --
MFS Research International Portfolio (93,154 Shares; cost $750,452).........................         --              --
Met/AIM Mid Cap Core Equity Portfolio (73,628 Shares; cost $780,485)........................         --              --
Met/AIM Small Cap Growth Portfolio (128,491 Shares; cost $1,156,502)........................         --              --
Harris Oakmark International Portfolio (95,099 Shares; cost $996,523).......................         --              --
Janus Aggressive Growth Portfolio (56,420 Shares; cost $329,401)............................         --              --
American Series Funds ("American Fund")
American Funds Growth Portfolio (379,398 Shares; cost $14,769,303)..........................         --              --
American Funds Growth-Income Portfolio (378,072 Shares; cost $11,062,914)...................         --              --
American Funds Global Small Cap Portfolio (166,319 Shares; cost $1,901,111).................         --              --
                                                                                               --------     -----------
Total Investments...........................................................................    887,838      11,729,844
Cash and Accounts Receivable................................................................         --              --
                                                                                               --------     -----------
Total Assets................................................................................    887,838      11,729,844
LIABILITIES:
Due to Metropolitan Life Insurance Company..................................................      1,005          14,817
                                                                                               --------     -----------
NET ASSETS..................................................................................   $886,833     $11,715,027
                                                                                               ========     ===========
Outstanding Units (In Thousands)............................................................        780           9,735
Unit Values.................................................................................   $   1.14     $      1.20



                                                                                             Met/Putnam     Janus
                                                                                               Voyager     Mid Cap
                                                                                             Sub-Account Sub-Account
                                                                                             ----------- -----------
ASSETS:
Investments at Value:
Metropolitan Series Fund, Inc. ("Metropolitan Fund")
Zenith Equity Portfolio (816,863 Shares; cost $355,202,991).................................  $     --   $       --
State Street Research Bond Income Portfolio (706,561 Shares; cost $76,624,791)..............        --           --
State Street Research Money Market Portfolio (446,516 Shares; cost $44,651,610).............        --           --
MFS Total Return Portfolio (440,612 Shares; cost $73,249,343)...............................        --           --
Harris Oakmark Focused Value Portfolio (288,221 Shares; cost $45,473,687)...................        --           --
FI Structured Equity Portfolio (219,003 Shares; cost $43,777,190)...........................        --           --
Loomis Sayles Small Cap Portfolio (253,331 Shares; cost $48,589,442)........................        --           --
Salomon Brothers U.S. Government Portfolio (1,453,448 Shares; cost $17,602,220).............        --           --
Balanced Portfolio (1,584,046 Shares; cost $22,429,722).....................................        --           --
Alger Equity Growth Portfolio (4,282,515 Shares; cost $116,283,799).........................        --           --
Davis Venture Value Portfolio (4,233,812 Shares; cost $100,201,404).........................        --           --
Salomon Brothers Strategic Bond Opportunities Portfolio (1,887,097 Shares; cost $21,347,791)        --           --
MFS Investors Trust Portfolio (79,744 Shares; cost $612,589)................................        --           --
MFS Research Managers Portfolio (67,499 Shares; cost $491,181)..............................        --           --
FI Mid Cap Opportunities Portfolio (77,473 Shares; cost $752,542)...........................        --           --
FI International Stock Portfolio (1,189,639 Shares; cost $13,080,793).......................        --           --
Met/Putnam Voyager (211,684 Shares; cost $851,531)..........................................   956,811           --
Janus Mid Cap Portfolio (129,817 Shares; cost $1,799,778)...................................        --    1,790,182
Russell 2000 Index Portfolio (374,266 Shares; cost $3,486,216)..............................        --           --
MetLife Stock Index Portfolio (1,274,034 Shares; cost $40,402,593)..........................        --           --
MetLife Mid Cap Stock Index Portfolio (246,406 Shares; cost $2,516,585).....................        --           --
Morgan Stanley EAFE Index Portfolio (165,193 Shares; cost $1,325,571).......................        --           --
Lehman Brothers Aggregate Bond Index Portfolio (524,403 Shares; cost $5,700,216)............        --           --
Neuberger Berman Partners Mid Cap Value Portfolio (184,071 Shares; cost $2,477,928).........        --           --
Franklin Templeton Small Cap Growth Portfolio (186,262 Shares; cost $1,398,990).............        --           --
State Street Research Investment Trust Portfolio (20,066 Shares; cost $419,196).............        --           --
State Street Research Large Cap Value Portfolio (37,264 Shares; cost $315,222)..............        --           --
Harris Oakmark Large Cap Value Portfolio (214,281 Shares; cost $2,207,513)..................        --           --
State Street Research Aurora Portfolio (1,275,330 Shares; cost $17,848,848).................        --           --
Fidelity Variable Insurance Products Funds ("Fidelity Fund")
VIP Equity-Income Portfolio (3,579,450 Shares; cost $78,656,659)............................        --           --
VIP Overseas Portfolio (2,519,772 Shares; cost $42,401,550).................................        --           --
MetLife Investors Series Trusts ("Met Investors Fund")
Lord Abbett Bond Debenture Portfolio (232,651 Shares; cost $2,571,953)......................        --           --
PIMCO Total Return Portfolio (1,219,823 Shares; cost $13,605,818)...........................        --           --
PIMCO Innovation Portfolio (175,789 Shares; cost $740,727)..................................        --           --
T. Rowe Price Mid-Cap Growth Portfolio (350,534 Shares; cost $1,933,999)....................        --           --
MFS Research International Portfolio (93,154 Shares; cost $750,452).........................        --           --
Met/AIM Mid Cap Core Equity Portfolio (73,628 Shares; cost $780,485)........................        --           --
Met/AIM Small Cap Growth Portfolio (128,491 Shares; cost $1,156,502)........................        --           --
Harris Oakmark International Portfolio (95,099 Shares; cost $996,523).......................        --           --
Janus Aggressive Growth Portfolio (56,420 Shares; cost $329,401)............................        --           --
American Series Funds ("American Fund")
American Funds Growth Portfolio (379,398 Shares; cost $14,769,303)..........................        --           --
American Funds Growth-Income Portfolio (378,072 Shares; cost $11,062,914)...................        --           --
American Funds Global Small Cap Portfolio (166,319 Shares; cost $1,901,111).................        --           --
                                                                                              --------   ----------
Total Investments...........................................................................   956,811    1,790,182
Cash and Accounts Receivable................................................................        --           --
                                                                                              --------   ----------
Total Assets................................................................................   956,811    1,790,182
LIABILITIES:
Due to Metropolitan Life Insurance Company..................................................     1,083        2,157
                                                                                              --------   ----------
NET ASSETS..................................................................................  $955,728   $1,788,025
                                                                                              ========   ==========
Outstanding Units (In Thousands)............................................................     2,222        1,244
Unit Values.................................................................................  $   0.43   $     1.44



                      See Notes to Financial Statements.

                             MetLife                  Lehman Brothers Neuberger Berman                      State Street
  Russell      MetLife       Mid Cap   Morgan Stanley Aggregate Bond      Partners     Franklin Templeton     Research
2000 Index   Stock Index   Stock Index   EAFE Index        Index       Mid Cap Value    Small Cap Growth  Investment Trust
Sub-Account  Sub-Account   Sub-Account  Sub-Account     Sub-Account     Sub-Account       Sub-Account       Sub-Account
----------- -------------- ----------- -------------- --------------- ---------------- ------------------ ----------------
$       --  $           -- $       --    $       --     $       --       $       --        $       --         $     --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
 4,420,083              --         --            --             --               --                --               --
        --      37,454,756         --            --             --               --                --               --
        --              --  2,914,982            --             --               --                --               --
        --              --         --     1,599,069             --               --                --               --
        --              --         --            --      5,658,313               --                --               --
        --              --         --            --             --        3,171,540                --               --
        --              --         --            --             --               --         1,721,062               --
        --              --         --            --             --               --                --          489,603
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
        --              --         --            --             --               --                --               --
----------  -------------- ----------    ----------     ----------       ----------        ----------         --------
 4,420,083      37,454,756  2,914,982     1,599,069      5,658,313        3,171,540         1,721,062          489,603
        --              --         --            --             --               --                --            2,767
----------  -------------- ----------    ----------     ----------       ----------        ----------         --------
 4,420,083      37,454,756  2,914,982     1,599,069      5,658,313        3,171,540         1,721,062          492,370
     5,251          46,370      3,481         1,928          7,017            3,788             2,043               --
----------  -------------- ----------    ----------     ----------       ----------        ----------         --------
$4,414,832  $   37,408,386 $2,911,501    $1,597,141     $5,651,296       $3,167,752        $1,719,019         $492,370
==========  ============== ==========    ==========     ==========       ==========        ==========         ========
     3,305          10,521      2,541         1,685          4,518            1,765             1,929               81
$     1.34  $3.40 to $3.57 $     1.15    $     0.95     $     1.25       $     1.79        $     0.89         $   6.08

 State Street   Harris Oakmark
   Research       Large Cap
Large Cap Value     Value
  Sub-Account    Sub-Account
--------------- --------------
   $     --       $       --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
    397,238               --
         --        2,575,658
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
         --               --
   --------       ----------
    397,238        2,575,658
         --               --
   --------       ----------
    397,238        2,575,658
        490            3,089
   --------       ----------
   $396,748       $2,572,569
   ========       ==========
        375            2,138
   $   1.06       $     1.20

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF ASSETS AND LIABILITIES

                             AT DECEMBER 31, 2003






                                                                                              State Street        VIP
                                                                                             Research Aurora Equity-Income
                                                                                               Sub-Account    Sub-Account
                                                                                             --------------- -------------
ASSETS:
Investments at Value:
Metropolitan Series Fund, Inc. ("Metropolitan Fund")
Zenith Equity Portfolio (816,863 Shares; cost $355,202,991).................................   $        --    $        --
State Street Research Bond Income Portfolio (706,561 Shares; cost $76,624,791)..............            --             --
State Street Research Money Market Portfolio (446,516 Shares; cost $44,651,610).............            --             --
MFS Total Return Portfolio (440,612 Shares; cost $73,249,343)...............................            --             --
Harris Oakmark Focused Value Portfolio (288,221 Shares; cost $45,473,687)...................            --             --
FI Structured Equity Portfolio (219,003 Shares; cost $43,777,190)...........................            --             --
Loomis Sayles Small Cap Portfolio (253,331 Shares; cost $48,589,442)........................            --             --
Salomon Brothers U.S. Government Portfolio (1,453,448 Shares; cost $17,602,220).............            --             --
Balanced Portfolio (1,584,046 Shares; cost $22,429,722).....................................            --             --
Alger Equity Growth Portfolio (4,282,515 Shares; cost $116,283,799).........................            --             --
Davis Venture Value Portfolio (4,233,812 Shares; cost $100,201,404).........................            --             --
Salomon Brothers Strategic Bond Opportunities Portfolio (1,887,097 Shares; cost $21,347,791)            --             --
MFS Investors Trust Portfolio (79,744 Shares; cost $612,589)................................            --             --
MFS Research Managers Portfolio (67,499 Shares; cost $491,181)..............................            --             --
FI Mid Cap Opportunities Portfolio (77,473 Shares; cost $752,542)...........................            --             --
FI International Stock Portfolio (1,189,639 Shares; cost $13,080,793).......................            --             --
Met/Putnam Voyager (211,684 Shares; cost $851,531)..........................................            --             --
Janus Mid Cap Portfolio (129,817 Shares; cost $1,799,778)...................................            --             --
Russell 2000 Index Portfolio (374,266 Shares; cost $3,486,216)..............................            --             --
MetLife Stock Index Portfolio (1,274,034 Shares; cost $40,402,593)..........................            --             --
MetLife Mid Cap Stock Index Portfolio (246,406 Shares; cost $2,516,585).....................            --             --
Morgan Stanley EAFE Index Portfolio (165,193 Shares; cost $1,325,571).......................            --             --
Lehman Brothers Aggregate Bond Index Portfolio (524,403 Shares; cost $5,700,216)............            --             --
Neuberger Berman Partners Mid Cap Value Portfolio (184,071 Shares; cost $2,477,928).........            --             --
Franklin Templeton Small Cap Growth Portfolio (186,262 Shares; cost $1,398,990).............            --             --
State Street Research Investment Trust Portfolio (20,066 Shares; cost $419,196).............            --             --
State Street Research Large Cap Value Portfolio (37,264 Shares; cost $315,222)..............            --             --
Harris Oakmark Large Cap Value Portfolio (214,281 Shares; cost $2,207,513)..................            --             --
State Street Research Aurora Portfolio (1,275,330 Shares; cost $17,848,848).................    21,195,987             --
Fidelity Variable Insurance Products Funds ("Fidelity Fund")
VIP Equity-Income Portfolio (3,579,450 Shares; cost $78,656,659)............................            --     82,971,651
VIP Overseas Portfolio (2,519,772 Shares; cost $42,401,550).................................            --             --
MetLife Investors Series Trusts ("Met Investors Fund")
Lord Abbett Bond Debenture Portfolio (232,651 Shares; cost $2,571,953)......................            --             --
PIMCO Total Return Portfolio (1,219,823 Shares; cost $13,605,818)...........................            --             --
PIMCO Innovation Portfolio (175,789 Shares; cost $740,727)..................................            --             --
T. Rowe Price Mid-Cap Growth Portfolio (350,534 Shares; cost $1,933,999)....................            --             --
MFS Research International Portfolio (93,154 Shares; cost $750,452).........................            --             --
Met/AIM Mid Cap Core Equity Portfolio (73,628 Shares; cost $780,485)........................            --             --
Met/AIM Small Cap Growth Portfolio (128,491 Shares; cost $1,156,502)........................            --             --
Harris Oakmark International Portfolio (95,099 Shares; cost $996,523).......................            --             --
Janus Aggressive Growth Portfolio (56,420 Shares; cost $329,401)............................            --             --
American Series Funds ("American Fund")
American Funds Growth Portfolio (379,398 Shares; cost $14,769,303)..........................            --             --
American Funds Growth-Income Portfolio (378,072 Shares; cost $11,062,914)...................            --             --
American Funds Global Small Cap Portfolio (166,319 Shares; cost $1,901,111).................            --             --
                                                                                               -----------    -----------
Total Investments...........................................................................    21,195,987     82,971,651
Cash and Accounts Receivable................................................................            --             --
                                                                                               -----------    -----------
Total Assets................................................................................    21,195,987     82,971,651
LIABILITIES:
Due to Metropolitan Life Insurance Company..................................................        25,695        103,792
                                                                                               -----------    -----------
NET ASSETS..................................................................................   $21,170,292    $82,867,859
                                                                                               ===========    ===========
Outstanding Units (In Thousands)............................................................        13,143         16,985
Unit Values.................................................................................   $      1.61    $      4.88




                                                                                                 VIP      Lord Abbett
                                                                                              Overseas   Bond Debenture
                                                                                             Sub-Account  Sub-Account
                                                                                             ----------- --------------
ASSETS:
Investments at Value:
Metropolitan Series Fund, Inc. ("Metropolitan Fund")
Zenith Equity Portfolio (816,863 Shares; cost $355,202,991)................................. $        --   $       --
State Street Research Bond Income Portfolio (706,561 Shares; cost $76,624,791)..............          --           --
State Street Research Money Market Portfolio (446,516 Shares; cost $44,651,610).............          --           --
MFS Total Return Portfolio (440,612 Shares; cost $73,249,343)...............................          --           --
Harris Oakmark Focused Value Portfolio (288,221 Shares; cost $45,473,687)...................          --           --
FI Structured Equity Portfolio (219,003 Shares; cost $43,777,190)...........................          --           --
Loomis Sayles Small Cap Portfolio (253,331 Shares; cost $48,589,442)........................          --           --
Salomon Brothers U.S. Government Portfolio (1,453,448 Shares; cost $17,602,220).............          --           --
Balanced Portfolio (1,584,046 Shares; cost $22,429,722).....................................          --           --
Alger Equity Growth Portfolio (4,282,515 Shares; cost $116,283,799).........................          --           --
Davis Venture Value Portfolio (4,233,812 Shares; cost $100,201,404).........................          --           --
Salomon Brothers Strategic Bond Opportunities Portfolio (1,887,097 Shares; cost $21,347,791)          --           --
MFS Investors Trust Portfolio (79,744 Shares; cost $612,589)................................          --           --
MFS Research Managers Portfolio (67,499 Shares; cost $491,181)..............................          --           --
FI Mid Cap Opportunities Portfolio (77,473 Shares; cost $752,542)...........................          --           --
FI International Stock Portfolio (1,189,639 Shares; cost $13,080,793).......................          --           --
Met/Putnam Voyager (211,684 Shares; cost $851,531)..........................................          --           --
Janus Mid Cap Portfolio (129,817 Shares; cost $1,799,778)...................................          --           --
Russell 2000 Index Portfolio (374,266 Shares; cost $3,486,216)..............................          --           --
MetLife Stock Index Portfolio (1,274,034 Shares; cost $40,402,593)..........................          --           --
MetLife Mid Cap Stock Index Portfolio (246,406 Shares; cost $2,516,585).....................          --           --
Morgan Stanley EAFE Index Portfolio (165,193 Shares; cost $1,325,571).......................          --           --
Lehman Brothers Aggregate Bond Index Portfolio (524,403 Shares; cost $5,700,216)............          --           --
Neuberger Berman Partners Mid Cap Value Portfolio (184,071 Shares; cost $2,477,928).........          --           --
Franklin Templeton Small Cap Growth Portfolio (186,262 Shares; cost $1,398,990).............          --           --
State Street Research Investment Trust Portfolio (20,066 Shares; cost $419,196).............          --           --
State Street Research Large Cap Value Portfolio (37,264 Shares; cost $315,222)..............          --           --
Harris Oakmark Large Cap Value Portfolio (214,281 Shares; cost $2,207,513)..................          --           --
State Street Research Aurora Portfolio (1,275,330 Shares; cost $17,848,848).................          --           --
Fidelity Variable Insurance Products Funds ("Fidelity Fund")
VIP Equity-Income Portfolio (3,579,450 Shares; cost $78,656,659)............................          --           --
VIP Overseas Portfolio (2,519,772 Shares; cost $42,401,550).................................  39,283,251           --
MetLife Investors Series Trusts ("Met Investors Fund")
Lord Abbett Bond Debenture Portfolio (232,651 Shares; cost $2,571,953)......................          --    2,784,831
PIMCO Total Return Portfolio (1,219,823 Shares; cost $13,605,818)...........................          --           --
PIMCO Innovation Portfolio (175,789 Shares; cost $740,727)..................................          --           --
T. Rowe Price Mid-Cap Growth Portfolio (350,534 Shares; cost $1,933,999)....................          --           --
MFS Research International Portfolio (93,154 Shares; cost $750,452).........................          --           --
Met/AIM Mid Cap Core Equity Portfolio (73,628 Shares; cost $780,485)........................          --           --
Met/AIM Small Cap Growth Portfolio (128,491 Shares; cost $1,156,502)........................          --           --
Harris Oakmark International Portfolio (95,099 Shares; cost $996,523).......................          --           --
Janus Aggressive Growth Portfolio (56,420 Shares; cost $329,401)............................          --           --
American Series Funds ("American Fund")
American Funds Growth Portfolio (379,398 Shares; cost $14,769,303)..........................          --           --
American Funds Growth-Income Portfolio (378,072 Shares; cost $11,062,914)...................          --           --
American Funds Global Small Cap Portfolio (166,319 Shares; cost $1,901,111).................          --           --
                                                                                             -----------   ----------
Total Investments...........................................................................  39,283,251    2,784,831
Cash and Accounts Receivable................................................................          --           --
                                                                                             -----------   ----------
Total Assets................................................................................  39,283,251    2,784,831
LIABILITIES:
Due to Metropolitan Life Insurance Company..................................................      48,926        3,349
                                                                                             -----------   ----------
NET ASSETS.................................................................................. $39,234,325   $2,781,482
                                                                                             ===========   ==========
Outstanding Units (In Thousands)............................................................      17,746        1,755
Unit Values................................................................................. $      2.21   $     1.59



                      See Notes to Financial Statements.


                                             MFS        Met/AIM      Met/AIM
   PIMCO        PIMCO    T. Rowe Price    Research    Mid Cap Core  Small Cap  Harris Oakmark       Janus       American Funds
Total Return Innovation  Mid-Cap Growth International    Equity      Growth    International  Aggressive Growth     Growth
Sub-Account  Sub-Account  Sub-Account    Sub-Account  Sub-Account  Sub-Account  Sub-Account      Sub-Account     Sub-Account
------------ ----------- -------------- ------------- ------------ ----------- -------------- ----------------- --------------
$        --   $     --     $       --     $     --      $     --   $       --    $       --       $     --       $        --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
 14,076,759         --             --           --            --           --            --             --                --
         --    842,027             --           --            --           --            --             --                --
         --         --      2,222,386           --            --           --            --             --                --
         --         --             --      911,976            --           --            --             --                --
         --         --             --           --       904,893           --            --             --                --
         --         --             --           --            --    1,538,038            --             --                --
         --         --             --           --            --           --     1,126,925             --                --
         --         --             --           --            --           --            --        394,378                --
         --         --             --           --            --           --            --             --        17,262,604
         --         --             --           --            --           --            --             --                --
         --         --             --           --            --           --            --             --                --
-----------   --------     ----------     --------      --------   ----------    ----------       --------       -----------
 14,076,759    842,027      2,222,386      911,976       904,893    1,538,038     1,126,925        394,378        17,262,604
         --         --             --           --            --           --            --             --                --
-----------   --------     ----------     --------      --------   ----------    ----------       --------       -----------
 14,076,759    842,027      2,222,386      911,976       904,893    1,538,038     1,126,925        394,378        17,262,604
     17,665      1,055          2,380        1,151         1,126        1,788         1,313            477            24,508
-----------   --------     ----------     --------      --------   ----------    ----------       --------       -----------
$14,059,094   $840,972     $2,220,006     $910,825      $903,767   $1,536,250    $1,125,612       $393,901       $17,238,096
===========   ========     ==========     ========      ========   ==========    ==========       ========       ===========
     12,018      1,825          3,619          947           751        1,323           955            581             1,555
$      1.17   $   0.46     $     0.61     $   0.96      $   1.20   $     1.16    $     1.18       $   0.68       $     11.09


               American
  American       Funds
    Funds       Global
Growth-Income  Small Cap
 Sub-Account  Sub-Account
------------- -----------
 $        --  $       --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
          --          --
  12,657,848          --
          --   2,341,773
 -----------  ----------
  12,657,848   2,341,773
          --          --
 -----------  ----------
  12,657,848   2,341,773
      18,258       3,267
 -----------  ----------
 $12,639,590  $2,338,506
 ===========  ==========
       1,465       1,444
 $      8.63  $     1.62

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                            STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                              State Street State Street
                                                                                Research     Research       MFS
                                                                Zenith Equity Bond Income  Money Market Total Return
                                                                 Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                                                ------------- ------------ ------------ ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends..................................................... $    730,842   $3,000,158   $ 480,883   $   887,035
                                                                ------------   ----------   ---------   -----------
Expenses:
 Mortality and expense charges.................................    2,549,069      873,380     555,284       588,111
 Administrative charges........................................    1,073,305      367,744     233,807       247,629
                                                                ------------   ----------   ---------   -----------
   Total Expenses..............................................    3,622,374    1,241,124     789,091       835,740
                                                                ------------   ----------   ---------   -----------
Net investment (loss) income...................................   (2,891,532)   1,759,034    (308,208)       51,295
                                                                ------------   ----------   ---------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions.........  (17,645,160)   1,002,563           3    (7,480,045)
Change in unrealized appreciation (depreciation) of investments   89,388,215    1,190,808          (3)   16,078,165
                                                                ------------   ----------   ---------   -----------
Net realized and unrealized gains (losses) on investments......   71,743,055    2,193,371          --     8,598,120
                                                                ------------   ----------   ---------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 68,851,523   $3,952,405   $(308,208)  $ 8,649,415
                                                                ============   ==========   =========   ===========

                                                                Harris Oakmark
                                                                Focused Value
                                                                 Sub-Account
                                                                --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.....................................................  $    82,164
                                                                 -----------
Expenses:
 Mortality and expense charges.................................      543,259
 Administrative charges........................................      228,742
                                                                 -----------
   Total Expenses..............................................      772,001
                                                                 -----------
Net investment (loss) income...................................     (689,837)
                                                                 -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions.........    1,367,882
Change in unrealized appreciation (depreciation) of investments   14,583,050
                                                                 -----------
Net realized and unrealized gains (losses) on investments......   15,950,932
                                                                 -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $15,261,095
                                                                 ===========


                      See Notes to Financial Statements.

    FI                                                                              Salomon Brothers
Structured  Loomis Sayles Salomon Brothers                  Alger         Davis      Strategic Bond        MFS
  Equity      Small Cap   U.S. Government   Balanced    Equity Growth Venture Value  Opportunities   Investors Trust
Sub-Account  Sub-Account    Sub-Account    Sub-Account   Sub-Account   Sub-Account    Sub-Account      Sub-Account
----------- ------------- ---------------- -----------  ------------- ------------- ---------------- ---------------
   $250,060  $        --     $ 395,033     $   553,364   $    43,500   $   376,920     $  505,661       $  1,540
-----------  -----------     ---------     -----------   -----------   -----------     ----------       --------
    315,032      426,034       209,780         176,084       731,418       943,516        226,912          5,212
    132,647      179,384        88,330          74,141       307,970       397,275         95,542          2,195
-----------  -----------     ---------     -----------   -----------   -----------     ----------       --------
    447,679      605,418       298,110         250,225     1,039,388     1,340,791        322,454          7,407
-----------  -----------     ---------     -----------   -----------   -----------     ----------       --------
  (197,619)     (605,418)       96,923         303,139      (995,888)     (963,871)       183,207         (5,867)
-----------  -----------     ---------     -----------   -----------   -----------     ----------       --------
(3,691,140)      (23,442)      482,490      (1,246,249)   (9,571,927)    4,449,276        (56,617)       (21,471)
 11,168,172   13,630,911      (533,912)      3,987,879    32,088,967    21,552,644      2,358,723        131,027
-----------  -----------     ---------     -----------   -----------   -----------     ----------       --------
  7,477,032   13,607,469       (51,422)      2,741,630    22,517,040    26,001,920      2,302,106        109,556
-----------  -----------     ---------     -----------   -----------   -----------     ----------       --------
 $7,279,413  $13,002,051     $  45,501     $ 3,044,769   $21,521,152   $25,038,049     $2,485,313       $103,689
===========  ===========     =========     ===========   ===========   ===========     ==========       ========

       MFS
Research Managers
   Sub-Account
-----------------
    $  2,767
    --------
       4,063
       1,711
    --------
       5,774
    --------
      (3,007)
    --------
     (10,755)
     100,984
    --------
      90,229
    --------
    $ 87,222
    ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                            STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED DECEMBER 31, 2003





                                                                     FI            FI
                                                                   Mid Cap    International Met/Putnam     Janus      Russell
                                                                Opportunities     Stock       Voyager     Mid Cap   2000 Index
                                                                 Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                                ------------- ------------- ----------- ----------- -----------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.....................................................   $ 11,267     $    77,928   $      --   $      --  $   12,153
                                                                  --------     -----------   ---------   ---------  ----------
Expenses:
 Mortality and expense charges.................................      4,113         106,432       8,325      13,717      29,061
 Administrative charges........................................      1,414          44,814       3,505       5,776      12,236
                                                                  --------     -----------   ---------   ---------  ----------
   Total Expenses..............................................      5,527         151,246      11,830      19,493      41,297
                                                                  --------     -----------   ---------   ---------  ----------
Net investment (loss) income...................................      5,740         (73,318)    (11,830)    (19,493)    (29,144)
                                                                  --------     -----------   ---------   ---------  ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions.........      5,388      (1,067,504)   (134,398)   (200,542)    (11,547)
Change in unrealized appreciation (depreciation) of investments    137,469       3,744,209     331,429     609,563   1,165,375
                                                                  --------     -----------   ---------   ---------  ----------
Net realized and unrealized gains (losses) on investments......    142,857       2,676,705     197,031     409,021   1,153,828
                                                                  --------     -----------   ---------   ---------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $148,597     $ 2,603,387   $ 185,201   $ 389,528  $1,124,684
                                                                  ========     ===========   =========   =========  ==========




                                                                  MetLife
                                                                Stock Index
                                                                Sub-Account
                                                                -----------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends..................................................... $   606,728
                                                                -----------
Expenses:
 Mortality and expense charges.................................     331,982
 Administrative charges........................................     139,784
                                                                -----------
   Total Expenses..............................................     471,766
                                                                -----------
Net investment (loss) income...................................     134,962
                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions.........  (2,178,439)
Change in unrealized appreciation (depreciation) of investments  10,191,620
                                                                -----------
Net realized and unrealized gains (losses) on investments......   8,013,181
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $ 8,148,143
                                                                ===========



                      See Notes to Financial Statements.

                             Lehman                     Franklin   State Street
  MetLife                   Brothers      Neuberger     Templeton    Research    State Street
  Mid Cap   Morgan Stanley  Aggregate  Berman Partners  Small Cap   Investment     Research     Harris Oakmark   State Street
Stock Index   EAFE Index   Bond Index   Mid Cap Value    Growth       Trust     Large Cap Value Large Cap Value Research Aurora
Sub-Account  Sub-Account   Sub-Account   Sub-Account   Sub-Account Sub-Account    Sub-Account     Sub-Account     Sub-Account
----------- -------------- ----------- --------------- ----------- ------------ --------------- --------------- ---------------
 $  7,682      $ 17,870     $ 441,200     $   5,605     $     --     $  2,306      $  3,331        $     --       $       --
 --------      --------     ---------     ---------     --------     --------      --------        --------       ----------
   20,975        11,152        66,363        25,081       10,613        3,388         2,858          16,611          159,660
    8,832         4,696        27,943        10,561        4,468        1,427         1,204           6,994           67,226
 --------      --------     ---------     ---------     --------     --------      --------        --------       ----------
   29,807        15,848        94,306        35,642       15,081        4,815         4,062          23,605          226,886
 --------      --------     ---------     ---------     --------     --------      --------        --------       ----------
  (22,125)        2,022       346,894       (30,037)     (15,081)      (2,509)         (731)        (23,605)        (226,886)
 --------      --------     ---------     ---------     --------     --------      --------        --------       ----------
  (16,358)      (56,712)      120,134      (134,715)     (55,483)     (12,341)       20,272          63,541         (464,619)
  665,382       431,591      (330,516)      883,455      466,403      110,164        81,647         363,411        7,352,062
 --------      --------     ---------     ---------     --------     --------      --------        --------       ----------
  649,024       374,879      (210,382)      748,740      410,920       97,823       101,919         426,952        6,887,443
 --------      --------     ---------     ---------     --------     --------      --------        --------       ----------
 $626,899      $376,901     $ 136,512     $ 718,703     $395,839     $ 95,314      $101,188        $403,347       $6,660,557
 ========      ========     =========     =========     ========     ========      ========        ========       ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                            STATEMENT OF OPERATIONS

                     FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                    VIP
                                                                  Equity-       VIP       Lord Abbett      PIMCO        PIMCO
                                                                  Income     Overseas    Bond Debenture Total Return Innovation
                                                                Sub-Account Sub-Account   Sub-Account   Sub-Account  Sub-Account
                                                                ----------- -----------  -------------- ------------ -----------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends..................................................... $ 1,423,548 $   296,030     $ 44,116     $ 287,764    $     --
                                                                ----------- -----------     --------     ---------    --------
Expenses:
 Mortality and expense charges.................................     729,395     330,601       18,157       148,571       4,154
 Administrative charges........................................     307,118     139,201        7,645        62,557       1,749
                                                                ----------- -----------     --------     ---------    --------
   Total Expenses..............................................   1,036,513     469,802       25,802       211,128       5,903
                                                                ----------- -----------     --------     ---------    --------
Net investment (loss) income...................................     387,035    (173,772)      18,314        76,636      (5,903)
                                                                ----------- -----------     --------     ---------    --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions.........   1,179,444  (9,146,037)      76,221       541,977      21,860
Change in unrealized appreciation (depreciation) of investments  17,555,116  21,252,401      202,909      (196,164)    136,588
                                                                ----------- -----------     --------     ---------    --------
Net realized and unrealized gains (losses) on investments......  18,734,560  12,106,364      279,130       345,813     158,448
                                                                ----------- -----------     --------     ---------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $19,121,595 $11,932,592     $297,444     $ 422,449    $152,545
                                                                =========== ===========     ========     =========    ========


                      See Notes to Financial Statements.

                    MFS                                                                             American     American
T. Rowe Price    Research          Met/AIM           Met/AIM      Harris Oakmark       Janus          Funds        Funds
Mid-Cap Growth International Mid Cap Core Equity Small Cap Growth International  Aggressive Growth   Growth    Growth-Income
 Sub-Account    Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account    Sub-Account  Sub-Account
-------------- ------------- ------------------- ---------------- -------------- ----------------- ----------- -------------
  $      --      $  4,668         $  7,066           $     --        $ 12,324        $     --      $   15,877   $  108,970
  ---------      --------         --------           --------        --------        --------      ----------   ----------
     12,643         5,460            7,161             10,047           3,352           3,542         137,587      102,703
      5,323         2,299            3,015              5,414           1,411           1,491          57,932       43,244
  ---------      --------         --------           --------        --------        --------      ----------   ----------
     17,966         7,759           10,176             15,461           4,763           5,033         195,519      145,947
  ---------      --------         --------           --------        --------        --------      ----------   ----------
    (17,966)       (3,091)          (3,110)           (15,461)          7,561          (5,033)       (179,642)     (36,977)
  ---------      --------         --------           --------        --------        --------      ----------   ----------
   (156,430)       (2,928)          46,770              4,074           8,740         (60,779)       (134,575)     (88,636)
    565,931       187,979          131,235            412,707         130,294         152,759       3,854,694    2,599,377
  ---------      --------         --------           --------        --------        --------      ----------   ----------
    409,501       185,051          178,005            416,781         139,034          91,980       3,720,119    2,510,741
  ---------      --------         --------           --------        --------        --------      ----------   ----------
  $ 391,535      $181,960         $174,895           $401,320        $146,595        $ 86,947      $3,540,477   $2,473,764
  =========      ========         ========           ========        ========        ========      ==========   ==========




    American
     Funds
Global Small Cap
  Sub-Account
----------------

    $  7,380
    --------
      16,425
       6,916
    --------
      23,341
    --------
     (15,961)
    --------
     (67,626)
     673,123
    --------
     605,497
    --------
    $589,536
    ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF CHANGES IN NET ASSETS





                                                               State Street Research       State Street Research
                                      Zenith Equity                 Bond Income                Money Market
                                       Sub-Account                  Sub-Account                 Sub-Account
                               ---------------------------  --------------------------  --------------------------
                               For the Year   For the Year  For the Year  For the Year  For the Year  For the Year
                                  Ended          Ended         Ended         Ended         Ended         Ended
                               December 31,   December 31,  December 31,  December 31,  December 31,  December 31,
                                   2003           2002          2003          2002          2003          2002
                               ------------  -------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment (loss) income. $ (2,891,532) $  (3,610,000) $  1,759,034  $  3,473,345  $   (308,208) $    (33,526)
 Net realized (losses) gains
  from security transactions..  (17,645,160)   (30,508,130)    1,002,563       388,702             3            --
 Change in net unrealized
  appreciation (depreciation)
  of investments..............   89,388,215    (56,816,463)    1,190,808     2,750,400            (3)           --
                               ------------  -------------  ------------  ------------  ------------  ------------
  Net increase (decrease) in
    net assets resulting from
    operations................   68,851,523    (90,934,593)    3,952,405     6,612,447      (308,208)      (33,526)
                               ------------  -------------  ------------  ------------  ------------  ------------
From capital transactions:
 Net premiums.................    4,372,690      6,019,145     1,982,502     2,087,433     1,579,490     1,794,194
 Redemptions..................  (37,577,777)   (48,867,642)  (15,040,060)  (13,724,617)  (26,866,181)  (39,086,624)
                               ------------  -------------  ------------  ------------  ------------  ------------
  Total net (redemptions)
    premiums..................  (33,205,087)   (42,848,497)  (13,057,558)  (11,637,184)  (25,286,691)  (37,292,430)
 Net Sub-Account transfers....  (12,676,424)   (38,293,674)   (6,060,482)     (330,273)      835,188    38,523,112
 Net other transfers..........   (1,661,576)    (2,235,389)     (756,695)   (1,266,594)   (1,210,350)   (1,158,856)
                               ------------  -------------  ------------  ------------  ------------  ------------
  Net (decrease) increase in
    net assets resulting from
    capital transactions......  (47,543,087)   (83,377,560)  (19,874,735)  (13,234,051)  (25,661,853)       71,826
                               ------------  -------------  ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS......   21,308,436   (174,312,153)  (15,922,330)   (6,621,604)  (25,970,061)       38,300
NET ASSETS--BEGINNING OF
 PERIOD.......................  260,719,088    435,031,241    97,506,357   104,127,961    70,594,813    70,556,513
                               ------------  -------------  ------------  ------------  ------------  ------------
NET ASSETS--END OF PERIOD..... $282,027,524  $ 260,719,088  $ 81,584,027  $ 97,506,357  $ 44,624,752  $ 70,594,813
                               ============  =============  ============  ============  ============  ============


                      See Notes to Financial Statements.


     MFS Total Return       Harris Oakmark Focused Value    FI Structured Equity     Loomis Sayles Small Cap
        Sub-Account                Sub-Account                  Sub-Account                Sub-Account
--------------------------  ---------------------------  -------------------------  -------------------------
For the Year  For the Year  For the Year   For the Year  For the Year For the Year  For the Year For the Year
   Ended         Ended         Ended          Ended         Ended        Ended         Ended        Ended
December 31,  December 31,  December 31,   December 31,  December 31, December 31,  December 31, December 31,
    2003          2002          2003           2002          2003         2002          2003         2002
------------  ------------  ------------   ------------  ------------ ------------  ------------ ------------
$     51,295  $  8,286,246  $  (689,837)   $  (678,693)  $  (197,619) $   (208,896) $  (605,418) $   (740,197)
  (7,480,045)   (3,550,137)   1,367,882      1,166,113    (3,691,140)   (3,628,380)     (23,442)   (2,046,437)
  16,078,165   (10,248,413)  14,583,050     (8,034,902)   11,168,172    (6,827,043)  13,630,911   (11,843,602)
------------  ------------  -----------    -----------   -----------  ------------  -----------  ------------
   8,649,415    (5,512,304)  15,261,095     (7,547,482)    7,279,413   (10,664,319)  13,002,051   (14,630,236)
------------  ------------  -----------    -----------   -----------  ------------  -----------  ------------
     813,940     1,050,682    1,144,180      1,434,321       471,021       949,702      930,393     1,409,483
 (10,187,081)  (13,277,786)  (7,044,195)    (7,444,658)   (4,516,317)   (5,413,972)  (5,836,183)   (7,137,917)
------------  ------------  -----------    -----------   -----------  ------------  -----------  ------------
  (9,373,141)  (12,227,104)  (5,900,015)    (6,010,337)   (4,045,296)   (4,464,270)  (4,905,790)   (5,728,434)
  (2,069,360)   (5,240,656)   1,911,734      5,500,999    (2,614,584)   (7,936,447)  (2,254,431)   (7,864,878)
    (630,241)     (889,476)    (339,247)      (666,132)     (254,709)     (327,169)    (288,932)     (230,985)
------------  ------------  -----------    -----------   -----------  ------------  -----------  ------------
 (12,072,742)  (18,357,236)  (4,327,528)    (1,175,470)   (6,914,589)  (12,727,886)  (7,449,153)  (13,824,297)
------------  ------------  -----------    -----------   -----------  ------------  -----------  ------------
  (3,423,327)  (23,869,540)  10,933,567     (8,722,952)      364,824   (23,392,205)   5,552,898   (28,454,533)
  64,213,947    88,083,487   53,624,828     62,347,780    34,028,373    57,420,578   42,409,177    70,863,710
------------  ------------  -----------    -----------   -----------  ------------  -----------  ------------
$ 60,790,620  $ 64,213,947  $64,558,395    $53,624,828   $34,393,197  $ 34,028,373  $47,962,075  $ 42,409,177
============  ============  ===========    ===========   ===========  ============  ===========  ============

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF CHANGES IN NET ASSETS





                                                                                   Salomon Brothers
                                                                                    U.S. Government
                                                                                      Sub-Account
                                                                               ------------------------
                                                                               For the Year For the Year
                                                                                  Ended        Ended
                                                                               December 31, December 31,
                                                                                   2003         2002
                                                                               ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income................................................. $    96,923  $   551,910
 Net realized (losses) gains from security transactions.......................     482,490      161,124
 Change in net unrealized appreciation (depreciation) of investments..........    (533,912)     467,380
                                                                               -----------  -----------
   Net increase (decrease) in net assets resulting from operations............      45,501    1,180,414
                                                                               -----------  -----------
From capital transactions:
 Net premiums.................................................................     345,579      675,337
 Redemptions..................................................................  (3,668,576)  (4,146,998)
                                                                               -----------  -----------
   Total net (redemptions) premiums...........................................  (3,322,997)  (3,471,661)
 Net Sub-Account transfers....................................................  (2,372,886)   9,836,315
 Net other transfers..........................................................    (159,205)     (17,246)
                                                                               -----------  -----------
   Net (decrease) increase in net assets resulting from capital transactions..  (5,855,088)   6,347,408
                                                                               -----------  -----------
NET CHANGE IN NET ASSETS......................................................  (5,809,587)   7,527,822
NET ASSETS--BEGINNING OF PERIOD...............................................  23,722,841   16,195,019
                                                                               -----------  -----------
NET ASSETS--END OF PERIOD..................................................... $17,913,254  $23,722,841
                                                                               ===========  ===========

                                                                                       Balanced
                                                                                      Sub-Account
                                                                               ------------------------
                                                                               For the Year For the Year
                                                                                  Ended        Ended
                                                                               December 31, December 31,
                                                                                   2003         2002
                                                                               ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income................................................. $   303,139  $   226,316
 Net realized (losses) gains from security transactions.......................  (1,246,249)  (1,715,006)
 Change in net unrealized appreciation (depreciation) of investments..........   3,987,879   (2,122,514)
                                                                               -----------  -----------
   Net increase (decrease) in net assets resulting from operations............   3,044,769   (3,611,204)
                                                                               -----------  -----------
From capital transactions:
 Net premiums.................................................................     326,060      585,709
 Redemptions..................................................................  (2,196,000)  (2,531,275)
                                                                               -----------  -----------
   Total net (redemptions) premiums...........................................  (1,869,940)  (1,945,566)
 Net Sub-Account transfers....................................................     (57,331)  (1,937,068)
 Net other transfers..........................................................     (96,253)      30,444
                                                                               -----------  -----------
   Net (decrease) increase in net assets resulting from capital transactions..  (2,023,524)  (3,852,190)
                                                                               -----------  -----------
NET CHANGE IN NET ASSETS......................................................   1,021,245   (7,463,394)
NET ASSETS--BEGINNING OF PERIOD...............................................  18,280,344   25,743,738
                                                                               -----------  -----------
NET ASSETS--END OF PERIOD..................................................... $19,301,589  $18,280,344
                                                                               ===========  ===========

                                                                                   Alger Equity Growth
                                                                                       Sub-Account
                                                                               --------------------------
                                                                               For the Year  For the Year
                                                                                  Ended         Ended
                                                                               December 31,  December 31,
                                                                                   2003          2002
                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income................................................. $   (995,888) $ (1,651,593)
 Net realized (losses) gains from security transactions.......................   (9,571,927)    1,439,123
 Change in net unrealized appreciation (depreciation) of investments..........   32,088,967   (45,727,413)
                                                                               ------------  ------------
   Net increase (decrease) in net assets resulting from operations............   21,521,152   (45,939,883)
                                                                               ------------  ------------
From capital transactions:
 Net premiums.................................................................    1,481,326     2,545,173
 Redemptions..................................................................  (10,275,082)  (13,738,492)
                                                                               ------------  ------------
   Total net (redemptions) premiums...........................................   (8,793,756)  (11,193,319)
 Net Sub-Account transfers....................................................   (5,846,685)  (17,504,025)
 Net other transfers..........................................................     (419,823)     (255,061)
                                                                               ------------  ------------
   Net (decrease) increase in net assets resulting from capital transactions..  (15,060,264)  (28,952,405)
                                                                               ------------  ------------
NET CHANGE IN NET ASSETS......................................................    6,460,888   (74,892,288)
NET ASSETS--BEGINNING OF PERIOD...............................................   73,610,437   148,502,725
                                                                               ------------  ------------
NET ASSETS--END OF PERIOD..................................................... $ 80,071,325  $ 73,610,437
                                                                               ============  ============


                      See Notes to Financial Statements.

                                Salomon Brothers
    Davis Venture Value     Strategic Bond Opportunities    MFS Investors Trust      MFS Research Managers
        Sub-Account                Sub-Account                  Sub-Account               Sub-Account
--------------------------  ---------------------------  ------------------------  ------------------------
For the Year  For the Year  For the Year   For the Year  For the Year For the Year For the Year For the Year
   Ended         Ended         Ended          Ended         Ended        Ended        Ended        Ended
December 31,  December 31,  December 31,   December 31,  December 31, December 31, December 31, December 31,
    2003          2002          2003           2002          2003         2002         2003         2002
------------  ------------  ------------   ------------  ------------ ------------ ------------ ------------
$   (963,871) $   (609,950) $   183,207    $ 1,311,265     $ (5,867)   $  (4,217)    $ (3,007)    $ (2,305)
   4,449,276     8,699,057      (56,617)      (731,938)     (21,471)     (16,212)     (10,755)     (12,331)
  21,552,644   (32,461,073)   2,358,723      1,154,998      131,027      (89,212)     100,984      (27,227)
------------  ------------  -----------    -----------     --------    ---------     --------     --------
  25,038,049   (24,371,966)   2,485,313      1,734,325      103,689     (109,641)      87,222      (41,863)
------------  ------------  -----------    -----------     --------    ---------     --------     --------
   1,678,634     2,787,035      337,775        322,687        6,843        6,176        3,095        2,895
 (13,634,306)  (14,266,015)  (3,459,371)    (3,481,789)     (77,445)     (14,338)     (31,099)      (6,738)
------------  ------------  -----------    -----------     --------    ---------     --------     --------
 (11,955,672)  (11,478,980)  (3,121,596)    (3,159,102)     (70,602)      (8,162)     (28,004)      (3,843)
  (2,269,466)  (11,832,410)   2,326,948       (205,596)     139,882      347,446      218,671      210,350
    (810,359)     (505,915)    (144,417)         5,658       (1,545)      (1,547)       1,645       (4,573)
------------  ------------  -----------    -----------     --------    ---------     --------     --------
 (15,035,497)  (23,817,305)    (939,065)    (3,359,040)      67,735      337,737      192,312      201,934
------------  ------------  -----------    -----------     --------    ---------     --------     --------
  10,002,552   (48,189,271)   1,546,248     (1,624,715)     171,424      228,096      279,534      160,071
  96,854,425   145,043,696   22,220,730     23,845,445      487,258      259,162      288,108      128,037
------------  ------------  -----------    -----------     --------    ---------     --------     --------
$106,856,977  $ 96,854,425  $23,766,978    $22,220,730     $658,682    $ 487,258     $567,642     $288,108
============  ============  ===========    ===========     ========    =========     ========     ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF CHANGES IN NET ASSETS







                                                                                FI Mid Cap Opportunities
                                                                                       Sub-Account
                                     -                                         --------------------------
                                                                                            For the Period
                                                                               For the Year     May 1,
                                                                                  Ended        2002 to
                                                                               December 31,  December 31,
                                                                                   2003          2002
                                     -                                         ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment (loss) income..................................................   $  5,740      $   (701)
 Net realized (losses) gains from security transactions.......................      5,388          (928)
 Change in net unrealized appreciation (depreciation) of investments..........    137,469        (2,173)
                                                                                 --------      --------
 Net increase (decrease) in net assets resulting from operations..............    148,597        (3,802)
                                                                                 --------      --------
From capital transactions:
 Net premiums.................................................................      7,494           651
 Redemptions..................................................................    (25,281)       (5,173)
                                                                                 --------      --------
   Total net (redemptions) premiums...........................................    (17,787)       (4,522)
 Net Sub-Account transfers....................................................    622,525       140,696
 Net other transfers..........................................................      1,017           109
                                                                                 --------      --------
   Net (decrease) increase in net assets resulting from capital transactions..    605,755       136,283
                                                                                 --------      --------
NET CHANGE IN NET ASSETS......................................................    754,352       132,481
NET ASSETS--BEGINNING OF PERIOD...............................................    132,481            --
                                                                                 --------      --------
NET ASSETS--END OF PERIOD.....................................................   $886,833      $132,481
                                                                                 ========      ========


                                                                                FI International Stock
                                                                                      Sub-Account
                                     -                                         ------------------------

                                                                               For the Year For the Year
                                                                                  Ended        Ended
                                                                               December 31, December 31,
                                                                                   2003         2002
                                     -                                         ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment (loss) income.................................................. $   (73,318) $   (67,853)
 Net realized (losses) gains from security transactions.......................  (1,067,504)  (1,065,903)
 Change in net unrealized appreciation (depreciation) of investments..........   3,744,209   (1,596,667)
                                                                               -----------  -----------
 Net increase (decrease) in net assets resulting from operations..............   2,603,387   (2,730,423)
                                                                               -----------  -----------
From capital transactions:
 Net premiums.................................................................     232,703      335,206
 Redemptions..................................................................  (1,597,593)  (1,556,925)
                                                                               -----------  -----------
   Total net (redemptions) premiums...........................................  (1,364,890)  (1,221,719)
 Net Sub-Account transfers....................................................    (416,175)     343,710
 Net other transfers..........................................................     (42,212)      48,506
                                                                               -----------  -----------
   Net (decrease) increase in net assets resulting from capital transactions..  (1,823,277)    (829,503)
                                                                               -----------  -----------
NET CHANGE IN NET ASSETS......................................................     780,110   (3,559,926)
NET ASSETS--BEGINNING OF PERIOD...............................................  10,934,917   14,494,843
                                                                               -----------  -----------
NET ASSETS--END OF PERIOD..................................................... $11,715,027  $10,934,917
                                                                               ===========  ===========


                                                                                  Met/Putnam Voyager
                                                                                      Sub-Account
                                     -                                         ------------------------

                                                                               For the Year For the Year
                                                                                  Ended        Ended
                                                                               December 31, December 31,
                                                                                   2003         2002
                                     -                                         ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment (loss) income..................................................  $ (11,830)   $  (13,820)
 Net realized (losses) gains from security transactions.......................   (134,398)     (243,054)
 Change in net unrealized appreciation (depreciation) of investments..........    331,429      (110,976)
                                                                                ---------    ----------
 Net increase (decrease) in net assets resulting from operations..............    185,201      (367,850)
                                                                                ---------    ----------
From capital transactions:
 Net premiums.................................................................     29,236        40,769
 Redemptions..................................................................    (81,614)     (157,727)
                                                                                ---------    ----------
   Total net (redemptions) premiums...........................................    (52,378)     (116,958)
 Net Sub-Account transfers....................................................      6,014        77,759
 Net other transfers..........................................................     (1,455)        2,081
                                                                                ---------    ----------
   Net (decrease) increase in net assets resulting from capital transactions..    (47,819)      (37,118)
                                                                                ---------    ----------
NET CHANGE IN NET ASSETS......................................................    137,382      (404,968)
NET ASSETS--BEGINNING OF PERIOD...............................................    818,346     1,223,314
                                                                                ---------    ----------
NET ASSETS--END OF PERIOD.....................................................  $ 955,728    $  818,346
                                                                                =========    ==========



                      See Notes to Financial Statements.

      Janus Mid Cap          Russell 2000 Index        MetLife Stock Index     MetLife Mid Cap Stock Index
       Sub-Account               Sub-Account               Sub-Account                Sub-Account
------------------------  ------------------------  -------------------------  --------------------------

For the Year For the Year For the Year For the Year For the Year For the Year  For the Year  For the Year
   Ended        Ended        Ended        Ended        Ended        Ended         Ended         Ended
December 31, December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,
    2003         2002         2003         2002         2003         2002          2003          2002
------------ ------------ ------------ ------------ ------------ ------------  ------------  ------------
 $  (19,493) $   (25,403)  $  (29,144)  $  (13,855) $   134,962  $    144,777   $  (22,125)   $  (21,511)
   (200,542)    (557,944)     (11,547)    (141,413)  (2,178,439)   (3,004,063)     (16,358)      (66,935)
    609,563     (147,395)   1,165,375     (288,952)  10,191,620    (8,869,641)     665,382      (331,241)
 ----------  -----------   ----------   ----------  -----------  ------------   ----------    ----------
    389,528     (730,742)   1,124,684     (444,220)   8,148,143   (11,728,927)     626,899      (419,687)
 ----------  -----------   ----------   ----------  -----------  ------------   ----------    ----------
     27,061       52,231       29,815       35,622      526,959       189,588       65,096        48,854
   (141,663)    (176,826)    (224,167)    (125,059)  (4,690,825)     (340,571)    (313,532)     (141,590)
 ----------  -----------   ----------   ----------  -----------  ------------   ----------    ----------
   (114,602)    (124,595)    (194,352)     (89,437)  (4,163,866)     (150,983)    (248,436)      (92,736)
    282,036     (336,732)   1,666,195    1,098,910     (187,618)    1,055,547      615,232       899,705
     (3,440)       2,194          639        4,503     (286,475)   (7,857,119)      (6,255)       13,585
 ----------  -----------   ----------   ----------  -----------  ------------   ----------    ----------
    163,994     (459,133)   1,472,482    1,013,976   (4,637,959)   (6,952,555)     360,541       820,554
 ----------  -----------   ----------   ----------  -----------  ------------   ----------    ----------
    553,522   (1,189,875)   2,597,166      569,756    3,510,184   (18,681,482)     987,440       400,867
  1,234,503    2,424,378    1,817,666    1,247,910   33,898,202    52,579,684    1,924,061     1,523,194
 ----------  -----------   ----------   ----------  -----------  ------------   ----------    ----------
 $1,788,025  $ 1,234,503   $4,414,832   $1,817,666  $37,408,386  $ 33,898,202   $2,911,501    $1,924,061
 ==========  ===========   ==========   ==========  ===========  ============   ==========    ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF CHANGES IN NET ASSETS






                                                Morgan Stanley EAFE Index      Lehman Brothers Aggregate Bond Index
                                                       Sub-Account                         Sub-Account
                                           ----------------------------------  ----------------------------------

                                             For the Year      For the Year      For the Year       For the Year
                                                 Ended             Ended             Ended              Ended
                                           December 31, 2003 December 31, 2002 December 31, 2003  December 31, 2002
                                           ----------------- ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income.............    $    2,022         $  (8,911)       $   346,894        $   16,883
 Net realized (losses) gains from security
  transactions............................       (56,712)          (33,416)           120,134            37,698
 Change in net unrealized appreciation
  (depreciation) of investments...........       431,591          (123,148)          (330,516)          258,482
                                              ----------         ---------        -----------        ----------
   Net increase (decrease) in net assets
    resulting from operations.............       376,901          (165,475)           136,512           313,063
                                              ----------         ---------        -----------        ----------
From capital transactions:
 Net premiums.............................        13,408             8,037            188,949           100,458
 Redemptions..............................       (63,819)          (53,083)        (1,045,283)         (683,698)
                                              ----------         ---------        -----------        ----------
   Total net (redemptions) premiums.......       (50,411)          (45,046)          (856,334)         (583,240)
 Net Sub-Account transfers................       442,265           615,409           (231,268)        4,776,745
 Net other transfers......................      (117,151)           (4,398)          (196,484)           (3,060)
                                              ----------         ---------        -----------        ----------
   Net (decrease) increase in net assets
    resulting from capital transactions...       274,703           565,965         (1,284,086)        4,190,445
                                              ----------         ---------        -----------        ----------
NET CHANGE IN NET ASSETS..................       651,604           400,490         (1,147,574)        4,503,508
NET ASSETS--BEGINNING OF PERIOD...........       945,537           545,047          6,798,870         2,295,362
                                              ----------         ---------        -----------        ----------
NET ASSETS--END OF PERIOD.................    $1,597,141         $ 945,537        $ 5,651,296        $6,798,870
                                              ==========         =========        ===========        ==========

                                           Neuberger Berman Partners Mid Cap Value
                                                       Sub-Account
                                           --------------------------------------

                                             For the Year        For the Year
                                                 Ended               Ended
                                           December 31, 2003   December 31, 2002
                                           -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income.............    $  (30,037)         $  (76,889)
 Net realized (losses) gains from security
  transactions............................      (134,715)             (4,590)
 Change in net unrealized appreciation
  (depreciation) of investments...........       883,455            (210,939)
                                              ----------          ----------
   Net increase (decrease) in net assets
    resulting from operations.............       718,703            (292,418)
                                              ----------          ----------
From capital transactions:
 Net premiums.............................        77,169              52,973
 Redemptions..............................      (267,150)            (65,342)
                                              ----------          ----------
   Total net (redemptions) premiums.......      (189,981)            (12,369)
 Net Sub-Account transfers................       (38,370)          2,569,905
 Net other transfers......................       (10,532)             57,009
                                              ----------          ----------
   Net (decrease) increase in net assets
    resulting from capital transactions...      (238,883)          2,614,545
                                              ----------          ----------
NET CHANGE IN NET ASSETS..................       479,820           2,322,127
NET ASSETS--BEGINNING OF PERIOD...........     2,687,932             365,805
                                              ----------          ----------
NET ASSETS--END OF PERIOD.................    $3,167,752          $2,687,932
                                              ==========          ==========


                      See Notes to Financial Statements.

Franklin Templeton Small Cap Growth State Street Research Investment Trust State Street Research Large Cap Value
            Sub-Account                         Sub-Account                            Sub-Account
----------------------------------  -------------------------------------  ------------------------------------
                                                                                               For the Period
  For the Year      For the Year      For the Year        For the Year       For the Year        May 1, 2002
      Ended             Ended             Ended               Ended              Ended               to
December 31, 2003 December 31, 2002 December 31, 2003   December 31, 2002  December 31, 2003  December 31, 2002
----------------- ----------------- -----------------   -----------------  -----------------  -----------------
   $  (15,081)        $ (11,690)        $ (2,509)           $ (2,254)          $   (731)           $  (113)

      (55,483)         (137,408)         (12,341)            (33,987)            20,272             (5,800)

      466,403          (152,976)         110,164             (34,312)            81,647                369
   ----------         ---------         --------            --------           --------            -------

      395,839          (302,074)          95,314             (70,553)           101,188             (5,544)
   ----------         ---------         --------            --------           --------            -------
       25,692            36,872           13,067              13,683                490                 40
     (135,798)          (45,272)         (30,958)             (3,469)           (37,635)            (4,546)
   ----------         ---------         --------            --------           --------            -------
     (110,106)           (8,400)         (17,891)             10,214            (37,145)            (4,506)
      643,661           575,953          225,122              41,989            274,577             68,290
          302            (4,841)             229               1,761               (469)               357
   ----------         ---------         --------            --------           --------            -------

      533,857           562,712          207,460              53,964            236,963             64,141
   ----------         ---------         --------            --------           --------            -------
      929,696           260,638          302,774             (16,589)           338,151             58,597
      789,323           528,685          189,596             206,185             58,597                 --
   ----------         ---------         --------            --------           --------            -------
   $1,719,019         $ 789,323         $492,370            $189,596           $396,748            $58,597
   ==========         =========         ========            ========           ========            =======

  Harris Oakmark Large Cap Value
            Sub-Account
----------------------------------
                   For the Period
  For the Year       May 1, 2002
      Ended              to
December 31, 2003 December 31, 2002
----------------- -----------------
   $  (23,605)        $     975

       63,541           (30,923)

      363,411             4,734
   ----------         ---------

      403,347           (25,214)
   ----------         ---------
       44,945             3,680
     (338,617)         (105,245)
   ----------         ---------
     (293,672)         (101,565)
    1,711,083           902,686
      (20,369)           (3,727)
   ----------         ---------

    1,397,042           797,394
   ----------         ---------
    1,800,389           772,180
      772,180                --
   ----------         ---------
   $2,572,569         $ 772,180
   ==========         =========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF CHANGES IN NET ASSETS






                                              State Street Research Aurora              VIP Equity-Income
                                                       Sub-Account                         Sub-Account
                                           ----------------------------------  ----------------------------------
                                             For the Year      For the Year      For the Year      For the Year
                                                 Ended             Ended             Ended             Ended
                                           December 31, 2003 December 31, 2002 December 31, 2003 December 31, 2002
                                           ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income.............    $  (226,886)      $  (156,265)     $    387,035      $  2,827,885
 Net realized (losses) gains from security
  transactions............................       (464,619)         (436,673)        1,179,444         2,201,626
 Change in net unrealized appreciation
  (depreciation) of investments...........      7,352,062        (4,626,683)       17,555,116       (24,300,711)
                                              -----------       -----------      ------------      ------------
   Net increase (decrease) in net assets
    resulting from operations.............      6,660,557        (5,219,621)       19,121,595       (19,271,200)
                                              -----------       -----------      ------------      ------------
From capital transactions:
 Net premiums.............................        492,163           561,341         1,103,249         1,623,448
 Redemptions..............................     (2,513,587)       (2,262,372)      (10,005,556)      (10,651,399)
                                              -----------       -----------      ------------      ------------
   Total net (redemptions) premiums.......     (2,021,424)       (1,701,031)       (8,902,307)       (9,027,951)
 Net Sub-Account transfers................      2,120,943         5,662,535        (2,622,348)       (8,563,448)
 Net other transfers......................       (116,572)          (61,491)         (416,395)       (1,040,951)
                                              -----------       -----------      ------------      ------------
   Net (decrease) increase in net assets
    resulting from capital transactions...        (17,053)        3,900,013       (11,941,050)      (18,632,350)
                                              -----------       -----------      ------------      ------------
NET CHANGE IN NET ASSETS..................      6,643,504        (1,319,608)        7,180,545       (37,903,550)
NET ASSETS--BEGINNING OF PERIOD...........     14,526,788        15,846,396        75,687,314       113,590,864
                                              -----------       -----------      ------------      ------------
NET ASSETS--END OF PERIOD.................    $21,170,292       $14,526,788      $ 82,867,859      $ 75,687,314
                                              ===========       ===========      ============      ============

                                                      VIP Overseas
                                                       Sub-Account
                                           ----------------------------------
                                             For the Year      For the Year
                                                 Ended             Ended
                                           December 31, 2003 December 31, 2002
                                           ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income.............    $  (173,772)     $   (245,183)
 Net realized (losses) gains from security
  transactions............................     (9,146,037)      (10,400,620)
 Change in net unrealized appreciation
  (depreciation) of investments...........     21,252,401           655,548
                                              -----------      ------------
   Net increase (decrease) in net assets
    resulting from operations.............     11,932,592        (9,990,255)
                                              -----------      ------------
From capital transactions:
 Net premiums.............................        675,161         1,091,040
 Redemptions..............................     (4,358,869)       (5,701,778)
                                              -----------      ------------
   Total net (redemptions) premiums.......     (3,683,708)       (4,610,738)
 Net Sub-Account transfers................     (1,973,233)       (5,321,290)
 Net other transfers......................       (159,355)          (53,839)
                                              -----------      ------------
   Net (decrease) increase in net assets
    resulting from capital transactions...     (5,816,296)       (9,985,867)
                                              -----------      ------------
NET CHANGE IN NET ASSETS..................      6,116,296       (19,976,122)
NET ASSETS--BEGINNING OF PERIOD...........     33,118,029        53,094,151
                                              -----------      ------------
NET ASSETS--END OF PERIOD.................    $39,234,325      $ 33,118,029
                                              ===========      ============


                      See Notes to Financial Statements.

    Lord Abbett Bond Debenture              PIMCO Total Return                   PIMCO Innovation
            Sub-Account                         Sub-Account                         Sub-Account
----------------------------------  ----------------------------------  ----------------------------------
  For the Year      For the Year      For the Year      For the Year      For the Year      For the Year
      Ended             Ended             Ended             Ended             Ended             Ended
December 31, 2003 December 31, 2002 December 31, 2003 December 31, 2002 December 31, 2003 December 31, 2002
----------------- ----------------- ----------------- ----------------- ----------------- -----------------
   $   18,314        $   33,889        $    76,636       $  (115,957)       $ (5,903)         $  (2,141)

       76,221           (36,063)           541,977            58,689          21,860            (53,227)

      202,909             7,102           (196,164)          687,898         136,588            (50,892)
   ----------        ----------        -----------       -----------        --------          ---------

      297,444             4,928            422,449           630,630         152,545           (106,260)
   ----------        ----------        -----------       -----------        --------          ---------
       46,913            21,653            386,078           281,407          21,902             14,256
     (506,480)          (41,869)        (2,996,355)       (1,599,197)        (54,308)           (26,171)
   ----------        ----------        -----------       -----------        --------          ---------
     (459,567)          (20,216)        (2,610,277)       (1,317,790)        (32,406)           (11,915)
    1,814,347           871,846          2,130,650        12,970,508         625,314            111,600
       (4,879)              559            (57,806)         (107,235)          2,427             (5,758)
   ----------        ----------        -----------       -----------        --------          ---------

    1,349,901           852,189           (537,433)       11,545,483         595,335             93,927
   ----------        ----------        -----------       -----------        --------          ---------
    1,647,345           857,117           (114,984)       12,176,113         747,880            (12,333)
    1,134,137           277,020         14,174,078         1,997,965          93,092            105,425
   ----------        ----------        -----------       -----------        --------          ---------
   $2,781,482        $1,134,137        $14,059,094       $14,174,078        $840,972          $  93,092
   ==========        ==========        ===========       ===========        ========          =========

   T. Rowe Price Mid-Cap Growth
            Sub-Account
----------------------------------
  For the Year      For the Year
      Ended             Ended
December 31, 2003 December 31, 2002
----------------- -----------------
   $  (17,966)        $  (5,462)

     (156,430)         (198,316)

      565,931          (251,725)
   ----------         ---------

      391,535          (455,503)
   ----------         ---------
       32,628            15,553
     (223,327)          (50,452)
   ----------         ---------
     (190,699)          (34,899)
    1,138,918           705,213
       (5,202)           (3,807)
   ----------         ---------

      943,017           666,507
   ----------         ---------
    1,334,552           211,004
      885,454           674,450
   ----------         ---------
   $2,220,006         $ 885,454
   ==========         =========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF



                      METROPOLITAN LIFE INSURANCE COMPANY


                      STATEMENT OF CHANGES IN NET ASSETS






                          MFS Research International Met/AIM Mid Cap Core Equity  Met/AIM Small Cap Growth
                                 Sub-Account                 Sub-Account                 Sub-Account
                          ------------------------   --------------------------  --------------------------
                          For the Year  For the Year For the Year For the Period For the Year For the Period
                             Ended         Ended        Ended     May 1, 2002 to    Ended     May 1, 2002 to
                          December 31,  December 31, December 31,  December 31,  December 31,  December 31,
                              2003          2002         2003          2002          2003          2002
                          ------------  ------------ ------------ -------------- ------------ --------------
INCREASE (DECREASE) IN
 NET ASSETS:
From operations:
 Net investment (loss)
  income.................   $ (3,091)     $ (3,792)   $  (3,110)     $ (1,769)    $  (15,461)    $ (2,951)
 Net realized (losses)
  gains from security
  transactions...........     (2,928)      (13,840)      46,770       (15,968)         4,074      (15,226)
 Change in net
  unrealized
  appreciation
  (depreciation) of
  investments............    187,979       (23,402)     131,235        (6,828)       412,707      (31,172)
                            --------      --------    ---------      --------     ----------     --------
  Net increase
    (decrease) in net
    assets resulting
    from operations......    181,960       (41,034)     174,895       (24,565)       401,320      (49,349)
                            --------      --------    ---------      --------     ----------     --------
From capital
 transactions:
 Net premiums............     26,738         2,945       20,391        12,398         25,078        4,257
 Redemptions.............    (93,964)       (6,476)    (298,805)      (53,717)      (153,581)      (7,911)
                            --------      --------    ---------      --------     ----------     --------
  Total net
    (redemptions)
    premiums.............    (67,226)       (3,531)    (278,414)      (41,319)      (128,503)      (3,654)
 Net Sub-Account
  transfers..............    442,259       181,185      603,745       470,099        795,978      526,964
 Net other transfers.....     (1,689)       (3,889)      (4,064)        3,390         (4,425)      (2,081)
                            --------      --------    ---------      --------     ----------     --------
  Net (decrease)
    increase in net
    assets resulting
    from capital
    transactions.........    373,344       173,765      321,267       432,170        663,050      521,229
                            --------      --------    ---------      --------     ----------     --------
NET CHANGE IN NET ASSETS.    555,304       132,731      496,162       407,605      1,064,370      471,880
NET ASSETS--BEGINNING OF
 PERIOD..................    355,521       222,790      407,605            --        471,880           --
                            --------      --------    ---------      --------     ----------     --------
NET ASSETS--END OF PERIOD   $910,825      $355,521    $ 903,767      $407,605     $1,536,250     $471,880
                            ========      ========    =========      ========     ==========     ========



                      See Notes to Financial Statements.

Harris Oakmark International  Janus Aggressive Growth    American Funds Growth   American Funds Growth-Income
        Sub-Account                 Sub-Account               Sub-Account               Sub-Account
--------------------------   ------------------------  ------------------------  ---------------------------
For the Year  For the Period For the Year For the Year For the Year For the Year For the Year   For the Year
   Ended      May 1, 2002 to    Ended        Ended        Ended        Ended        Ended          Ended
December 31,   December 31,  December 31, December 31, December 31, December 31, December 31,   December 31,
    2003           2002          2003         2002         2003         2002         2003           2002
------------  -------------- ------------ ------------ ------------ ------------ ------------   ------------
 $    7,561      $   (45)      $ (5,033)   $  (4,388)  $  (179,642) $  (102,518) $   (36,977)   $   (22,179)
      8,740         (716)       (60,779)     (31,592)     (134,575)    (231,005)     (88,636)      (145,477)
    130,294          108        152,759      (92,904)    3,854,694   (1,492,368)   2,599,377     (1,084,737)
 ----------      -------       --------    ---------   -----------  -----------  -----------    -----------
    146,595         (653)        86,947     (128,884)    3,540,477   (1,825,891)   2,473,764     (1,252,393)
 ----------      -------       --------    ---------   -----------  -----------  -----------    -----------
      9,026          184         12,857       15,081       299,412      272,042      233,456        184,730
     (7,719)      (5,708)       (37,830)     (33,636)   (1,539,663)    (544,289)    (958,288)      (425,138)
 ----------      -------       --------    ---------   -----------  -----------  -----------    -----------
      1,307       (5,524)       (24,973)     (18,555)   (1,240,251)    (272,247)    (724,832)      (240,408)
    968,091       14,051         32,116      181,818     6,834,462    7,312,717    4,336,264      5,512,638
      1,749           (4)           214        1,516       (20,818)     (11,246)     (61,927)        (4,681)
 ----------      -------       --------    ---------   -----------  -----------  -----------    -----------
    971,147        8,523          7,357      164,779     5,573,393    7,029,224    3,549,505      5,267,549
 ----------      -------       --------    ---------   -----------  -----------  -----------    -----------
  1,117,742        7,870         94,304       35,895     9,113,870    5,203,333    6,023,269      4,015,156
      7,870           --        299,597      263,702     8,124,226    2,920,893    6,616,321      2,601,165
 ----------      -------       --------    ---------   -----------  -----------  -----------    -----------
 $1,125,612      $ 7,870       $393,901    $ 299,597   $17,238,096  $ 8,124,226  $12,639,590    $ 6,616,321
 ==========      =======       ========    =========   ===========  ===========  ===========    ===========

American Funds Global Small Cap
       Sub-Account
------------------------------
For the Year    For the Year
   Ended           Ended
December 31,    December 31,
    2003            2002
------------    ------------
 $  (15,961)     $   (8,414)
    (67,626)        (15,274)
    673,123        (256,819)
 ----------      ----------
    589,536        (280,507)
 ----------      ----------
     45,806          29,319
   (124,438)       (118,213)
 ----------      ----------
    (78,632)        (88,894)
    726,520       1,086,953
     (3,721)          3,613
 ----------      ----------
    644,167       1,001,672
 ----------      ----------
  1,233,703         721,165
  1,104,803         383,638
 ----------      ----------
 $2,338,506      $1,104,803
 ==========      ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF



                      METROPOLITAN LIFE INSURANCE COMPANY


                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2003

1.  BUSINESS

   The New England Variable Account (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established on July 15, 1987 by the board of directors of New England Mutual Life Insurance Company to support it's operations with respect to individual variable annuity contracts ("Contracts"). The Separate Account was registered as a unit investment trust on September 22, 1987 under the Investment Company Act of 1940, as amended. It was established in accordance with the regulations of the Massachusetts Insurance Department and is now operating in accordance with the regulations of the New York Insurance Department. Prior to August 30, 1996, the Separate Account was a part of New England Mutual Life Insurance Company. Effective August 30, 1996, New England Mutual Life Insurance Company merged into Metropolitan Life. Metropolitan Life is a wholly owned subsidiary of MetLife Inc., a publicly traded company. The Separate Account has forty-three investment sub accounts that support one individual variable annuity contract ("Zenith Accumulator").


   The Separate Account is divided into sub-accounts invested in shares of the corresponding portfolios or funds of the Metropolitan Fund, the Fidelity Funds, the Met Investors Fund and the American Fund collectively (the "Funds"). For convenience, the underlying portfolios and funds are referred to as "portfolios."


   The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

   The table below represents the fund divisions within the Separate Account:

Zenith Equity Sub-Account                                 Lehman Brothers Aggregate Bond Index Sub-Account
State Street Research Bond Income Sub-Account             Neuberger Berman Partners Mid Cap Value Sub-Account
State Street Research Money Market Sub-Account            Franklin Templeton Small Cap Growth Sub-Account
MFS Total Return Sub-Account                              State Street Research Investment Trust Sub-Account
Harris Oakmark Focused Value Sub-Account                  State Street Research Large Cap Value Sub-Account (a)
FI Structured Equity Sub-Account                          Harris Oakmark Large Cap Value Sub-Account (a)
Loomis Sayles Small Cap Sub-Account                       State Street Research Aurora Sub-Account
Salomon Brothers U.S. Government Sub-Account              VIP Equity-Income Sub-Account
Balanced Sub-Account                                      VIP Overseas Sub-Account
Alger Equity Growth Sub-Account                           Lord Abbett Bond Debenture Sub-Account
Davis Venture Value Sub-Account                           PIMCO Total Return Sub-Account
Salomon Brothers Strategic Bond Opportunities Sub-Account PIMCO Innovation Sub-Account
MFS Investors Trust Sub-Account                           T. Rowe Price Mid-Cap Growth Sub-Account
MFS Research Managers Sub-Account                         MFS Research International Sub-Account
FI Mid Cap Opportunities Sub-Account (a)                  Met/AIM Mid Cap Core Equity Sub-Account (a)
FI International Stock Sub-Account                        Met/AIM Small Cap Growth Sub-Account (a)
Met/Putnam Voyager Sub-Account                            Harris Oakmark International Sub-Account (a)
Janus Mid Cap Sub-Account                                 Janus Aggressive Growth Sub-Account
Russell 2000 Index Sub-Account                            American Funds Growth Sub-Account
MetLife Stock Index Sub-Account                           American Funds Growth-Income Sub-Account
Melife Mid Cap Stock Index Sub-Account                    American Funds Global Small Cap Sub-Account
Morgan Stanley EAFE Index Sub-Account

(a) On May 1, 2002 operations commenced for six new sub accounts added to the Separate Account on that date: State Street Research Large Cap Value Sub-Account, FI Mid Cap Opportunities Sub-Account, Met/AIM Mid Cap Core Equity Sub-Account, Met/AIM Small Cap Growth Sub-Account, Harris Oakmark International Sub-Account and Harris Oakmark Large Cap Value Sub-Account.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)


2.  SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity accounts registered as unit investment trusts.

A.  Valuation of Investments

   Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

B.  Security Transactions

   Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

C.  Federal Income Taxes

   The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

D.  Annuity Reserves

   Annuity Reserves are computed for current payable contracts according to the 1983-A Mortality Tables. The assumed interest rate may be 0% (if the Contract was annuitized prior to January 1, 2003), 3.5%, or 5% as elected by the annuitant and as regulated by laws of the respective states. Adjustments to annuity reserves are reimbursed to or from Metropolitan Life. For contracts payable on or after January 1, 1998 annuity reserves will be computed according to the Annuity 2000 Mortality Tables.

E.  Use of Estimates

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

F.  Purchase Payments

   Purchase payments received by Metropolitan Life are credited as Accumulation units as of the end of the valuation period in which received as provided in the prospectus.




G.  Sub Account and Other Transfers


   Transfers among the sub accounts are presented under the caption net sub account transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)


3.  EXPENSES

A.  Administrative charge

   A fixed administrative charge of $30.00 per contract year is deducted from the contract value on each contract anniversary.

B.  Mortality and expense risk and administrative asset charges


   A charge for the mortality and expense risks assumed by Metropolitan Life is deducted on a daily basis and is equal to an annual rate of 1.35% to 1.60% of the net assets of the Separate Account depending upon the sub- accounts selected. The mortality risk is the risk that guaranteed annuity payments or minimum death benefit payments made by Metropolitan Life exceed amounts deducted from the net assets of the Separate Account. The expense risk is the risk that administrative costs incurred by Metropolitan Life exceed amounts deducted from the net assets of the Separate Account.


C.  Contingent deferred sales charge


   In the event of a partial or full surrender, a contingent deferred sales charge may be imposed. Charges for investment advisory fees and other expenses are deducted from the assets of the Portfolios.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)


4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:


                                                            Purchases  Sales
                                                            --------- --------
                                                              (In Thousands)
  Zenith Equity Sub-Account................................  $ 1,483  $ 51,682
  State Street Research Bond Income Sub-Account............    5,519    23,631
  State Street Research Money Market Sub-Account...........   13,122    38,578
  MFS Total Return Sub-Account.............................    1,864    13,868
  Harris Oakmark Focused Value Sub-Account.................    3,055     8,055
  FI Structured Equity Sub-Account.........................      569     7,651
  Loomis Sayles Small Cap Sub-Account......................      723     8,740
  Salomon Brothers U.S. Government Sub-Account.............    3,085     8,852
  Balanced Sub-Account.....................................    1,542     3,243
  Alger Equity Growth Sub-Account..........................    5,544    21,675
  Davis Venture Value Sub-Account..........................    1,966    17,898
  Salomon Brothers Strategic Bond Opportunities Sub-Account    3,863     4,610
  MFS Investors Trust Sub-Account..........................      179       117
  MFS Research Managers Sub-Account........................      274        64
  FI Mid Cap Opportunities Sub-Account.....................      659        46
  FI International Stock Sub-Account.......................      724     2,617
  Met/Putnam Voyager Sub-Account...........................      431       490
  Janus Mid Cap Sub-Account................................      538       392
  Russell 2000 Index Sub-Account...........................    2,676     1,230
  MetLife Stock Index Sub-Account..........................    2,624     7,096
  MetLife Mid Cap Stock Index Sub-Account..................      917       581
  Morgan Stanley EAFE Index Sub-Account....................      540       263
  Lehman Brothers Aggregate Bond Index Sub-Account.........    3,069     4,012
  Neuberger Berman Partners Mid Cap Value Sub-Account......    1,150     1,419
  Franklin Templeton Small Cap Growth Sub-Account..........      761       241
  State Street Research Investment Trust Sub-Account.......      288        86
  State Street Research Large Cap Value Sub-Account........      380       144
  Harris Oakmark Large Cap Value Sub-Account...............    1,864       489
  State Street Research Aurora Sub-Account.................    2,348     2,584
  VIP Equity-Income Sub-Account............................    2,156    13,654
  VIP Overseas Sub-Account.................................    3,339     9,293
  Lord Abbett Bond Debenture Sub-Account...................    2,269       900
  PIMCO Total Return Sub-Account...........................    5,792     6,564
  PIMCO Innovation Sub-Account.............................      875       285
  T. Rowe Price Mid-Cap Growth Sub-Account.................    1,292       366
  MFS Research International Sub-Account...................      590       180
  Met/AIM Mid Cap Core Equity Sub-Account..................      714       392
  Met/AIM Small Cap Growth Sub-Account.....................      878       230
  Harris Oakmark International Sub-Account.................    1,019        36
  Janus Aggressive Growth Sub-Account......................      468       465
  American Funds Growth Sub-Account........................    6,746     1,379
  American Funds Growth-Income Sub-Account.................    4,624     1,105
  American Funds Global Small Cap Sub-Account..............      987       408
                                                             -------  --------
  Total....................................................  $93,506  $265,611
                                                             =======  ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)

5.  CHANGES IN OUTSTANDING UNITS

   The changes in units outstanding for the years ended December 31, 2003, 2002 and 2001 were as follows:



                                             State Street State Street
                                   Zenith      Research     Research       MFS
                                   Equity    Bond Income  Money Market Total Return
                                 Sub-Account Sub-Account  Sub-Account  Sub-Account
                                 ----------- ------------ ------------ ------------
(In Thousands)
Outstanding at December 31, 2002   17,578       21,966       29,978       19,131
Activity During 2003:
  Issued........................      548        1,657        9,018          908
  Redeemed......................   (3,464)      (6,024)     (19,942)      (4,350)
                                   ------       ------      -------       ------
Outstanding at December 31, 2003   14,662       17,599       19,054       15,689
                                   ======       ======      =======       ======
Outstanding at December 31, 2001   22,566       25,108       29,851       24,501
Activity During 2002:
  Issued........................      633        2,538       25,103          818
  Redeemed......................   (5,621)      (5,680)     (24,976)      (6,188)
                                   ------       ------      -------       ------
Outstanding at December 31, 2002   17,578       21,966       29,978       19,131
                                   ======       ======      =======       ======
Outstanding at December 31, 2000   27,365       25,349       31,588       30,014
Activity During 2001:
  Issued........................    1,203        6,129       23,672        1,318
  Redeemed......................   (6,002)      (6,370)     (25,409)      (6,831)
                                   ------       ------      -------       ------
Outstanding at December 31, 2001   22,566       25,108       29,851       24,501
                                   ======       ======      =======       ======

                   FI                    Salomon Brothers                                        Salomon Brothers
Harris Oakmark Structured  Loomis Sayles       U.S.                   Alger Equity Davis Venture  Strategic Bond
Focused Value    Equity      Small Cap      Government     Balanced      Growth        Value      Opportunities
 Sub-Account   Sub-Account  Sub-Account    Sub-Account    Sub-Account Sub-Account   Sub-Account    Sub-Account
-------------- ----------- ------------- ---------------- ----------- ------------ ------------- ----------------
    22,308       17,850        24,037         14,892        14,361       40,344        43,784         12,770
     2,657          647         1,209          2,583         1,181        4,420         2,413          2,650
    (4,445)      (4,089)       (5,055)        (6,265)       (2,708)     (11,852)       (8,784)        (3,127)
    ------       ------       -------         ------        ------      -------       -------         ------
    20,520       14,408        20,191         11,210        12,834       32,912        37,413         12,293
    ======       ======       =======         ======        ======      =======       =======         ======
    23,266       23,928        31,037         10,827        17,248       53,584        54,077         14,812
     6,070          876         1,086          8,308         1,057        1,889         2,598          2,077
    (7,028)      (6,954)       (8,086)        (4,243)       (3,944)     (15,129)      (12,891)        (4,119)
    ------       ------       -------         ------        ------      -------       -------         ------
    22,308       17,850        24,037         14,892        14,361       40,344        43,784         12,770
    ======       ======       =======         ======        ======      =======       =======         ======
    15,594       29,466        39,281          8,874        19,606       64,809        59,645         16,337
    12,508        1,879         3,278          5,473         1,737        5,372         6,961          1,972
    (4,836)      (7,417)      (11,522)        (3,520)       (4,095)     (16,597)      (12,529)        (3,497)
    ------       ------       -------         ------        ------      -------       -------         ------
    23,266       23,928        31,037         10,827        17,248       53,584        54,077         14,812
    ======       ======       =======         ======        ======      =======       =======         ======

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)

5.  CHANGES IN OUTSTANDING UNITS -- (Continued)



                                                                        FI
                                       MFS              MFS           Mid Cap         FI
                                 Investors Trust Research Managers Opportunities International
                                   Sub-Account      Sub-Account     Sub-Account   Sub-Account
                                 --------------- ----------------- ------------- -------------
(In Thousands)
Outstanding at December 31, 2002       743              437             163         11,479
Activity During 2003:
  Issued........................       284              350             674          1,140
  Redeemed......................      (191)             (83)            (57)        (2,884)
                                      ----              ---             ---         ------
Outstanding at December 31, 2003       836              704             780          9,735
                                      ====              ===             ===         ======
Outstanding at December 31, 2001       315              130              --         12,484
Activity During 2002:
  Issued........................       624              377             180          1,941
  Redeemed......................      (196)             (70)            (17)        (2,946)
                                      ----              ---             ---         ------
Outstanding at December 31, 2002       743              437             163         11,479
                                      ====              ===             ===         ======
Outstanding at December 31, 2000        --               --              --         13,508
Activity During 2001:
  Issued........................       341              140              --          3,503
  Redeemed......................       (26)             (10)             --         (4,527)
                                      ----              ---             ---         ------
Outstanding at December 31, 2001       315              130              --         12,484
                                      ====              ===             ===         ======

                                                  MetLife                  Lehman Brothers Neuberger Berman
Met/Putnam     Janus      Russell     MetLife     Mid Cap   Morgan Stanley Aggregate Bond  Partners Mid Cap
  Voyager     Mid Cap   2000 Index  Stock Index Stock Index   EAFE Index        Index           Value
Sub-Account Sub-Account Sub-Account Sub-Account Sub-Account  Sub-Account     Sub-Account     Sub-Account
----------- ----------- ----------- ----------- ----------- -------------- --------------- ----------------
   2,363       1,138       1,956      12,040       2,232        1,350           5,544            2,012
   1,190         451       2,569       1,184         970          734           2,558              846
  (1,331)       (345)     (1,220)     (2,703)       (661)        (399)         (3,584)          (1,093)
  ------      ------      ------      ------       -----        -----          ------           ------
   2,222       1,244       3,305      10,521       2,541        1,685           4,518            1,765
  ======      ======      ======      ======       =====        =====          ======           ======
   2,569       1,630       1,046      14,345       1,449          642           2,019              245
   1,533         518       1,727       1,802       1,628          931           4,708            2,153
  (1,739)     (1,010)       (817)     (4,107)       (845)        (223)         (1,183)            (386)
  ------      ------      ------      ------       -----        -----          ------           ------
   2,363       1,138       1,956      12,040       2,232        1,350           5,544            2,012
  ======      ======      ======      ======       =====        =====          ======           ======
      --          --          --          --          --           --              --               --
   3,743       2,235       1,187      17,649       1,764          731           2,434              378
  (1,174)       (605)       (141)     (3,304)       (315)         (89)           (415)            (133)
  ------      ------      ------      ------       -----        -----          ------           ------
   2,569       1,630       1,046      14,345       1,449          642           2,019              245
  ======      ======      ======      ======       =====        =====          ======           ======

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)

5.  CHANGES IN OUTSTANDING UNITS -- (Continued)



                                 Franklin Templeton   State Street    State Street
                                     Small Cap          Research        Research     Harris Oakmark
                                       Growth       Investment Trust Large Cap Value Large Cap Value
                                    Sub-Account       Sub-Account      Sub-Account     Sub-Account
                                 ------------------ ---------------- --------------- ---------------
(In Thousands)
Outstanding at December 31, 2002       1,263               40               74              793
Activity During 2003:
  Issued........................       1,129               57              459            1,896
  Redeemed......................        (463)             (16)            (158)            (551)
                                       -----              ---             ----            -----
Outstanding at December 31, 2003       1,929               81              375            2,138
                                       =====              ===             ====            =====
Outstanding at December 31, 2001         609               32               --               --
Activity During 2002:
  Issued........................       1,337               52              100            1,021
  Redeemed......................        (683)             (44)             (26)            (228)
                                       -----              ---             ----            -----
Outstanding at December 31, 2002       1,263               40               74              793
                                       =====              ===             ====            =====
Outstanding at December 31, 2000          --               --               --               --
Activity During 2001:
  Issued........................         670               33               --               --
  Redeemed......................         (61)              (1)              --               --
                                       -----              ---             ----            -----
Outstanding at December 31, 2001         609               32               --               --
                                       =====              ===             ====            =====

State Street     VIP
  Research     Equity-       VIP      Lord Abbett      PIMCO        PIMCO    T. Rowe Price  MFS Research
   Aurora      Income     Overseas   Bond Debenture Total Return Innovation  Mid-Cap Growth International
Sub-Account  Sub-Account Sub-Account  Sub-Account   Sub-Account  Sub-Account  Sub-Account    Sub-Account
------------ ----------- ----------- -------------- ------------ ----------- -------------- -------------
   13,358      19,948       21,188         841         12,468         314        1,946           482
    3,099         808        2,787       1,785          6,181       2,341        2,430           729
   (3,314)     (3,771)      (6,229)       (871)        (6,631)       (830)        (757)         (264)
   ------      ------      -------       -----         ------       -----        -----          ----
   13,143      16,985       17,746       1,755         12,018       1,825        3,619           947
   ======      ======      =======       =====         ======       =====        =====          ====
   11,265      24,545       26,664         200          1,888         176          823           262
    8,328         808        6,269         944         13,294       1,093        1,675           335
   (6,235)     (5,405)     (11,745)       (303)        (2,714)       (955)        (552)         (115)
   ------      ------      -------       -----         ------       -----        -----          ----
   13,358      19,948       21,188         841         12,468         314        1,946           482
   ======      ======      =======       =====         ======       =====        =====          ====
       --      28,618       33,831          --             --          --           --            --
   13,580       1,673        6,640         210          2,235         253          849           265
   (2,315)     (5,746)     (13,807)        (10)          (347)        (77)         (26)           (3)
   ------      ------      -------       -----         ------       -----        -----          ----
   11,265      24,545       26,664         200          1,888         176          823           262
   ======      ======      =======       =====         ======       =====        =====          ====

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)

5.  CHANGES IN OUTSTANDING UNITS -- (Continued)




                                   Met/AIM     Met/AIM
                                   Mid Cap    Small Cap  Harris Oakmark       Janus
                                 Core Equity   Growth    International  Aggressive Growth
                                 Sub-Account Sub-Account  Sub-Account      Sub-Account
                                 ----------- ----------- -------------- -----------------
(In Thousands)
Outstanding at December 31, 2002     418          557           9              566
Activity During 2003:
  Issued........................     739          995         984              843
  Redeemed......................    (406)        (229)        (38)            (828)
                                    ----        -----         ---             ----
Outstanding at December 31, 2003     751        1,323         955              581
                                    ====        =====         ===             ====
Outstanding at December 31, 2001      --           --          --              345
Activity During 2002:
  Issued........................     544          616          19              413
  Redeemed......................    (126)         (59)        (10)            (192)
                                    ----        -----         ---             ----
Outstanding at December 31, 2002     418          557           9              566
                                    ====        =====         ===             ====
Outstanding at December 31, 2000      --           --          --               --
Activity During 2001:
  Issued........................      --           --          --              395
  Redeemed......................      --           --          --              (50)
                                    ----        -----         ---             ----
Outstanding at December 31, 2001      --           --          --              345
                                    ====        =====         ===             ====


                    American   American Funds  American Funds
                  Funds Growth Growth-Income  Global Small Cap
                  Sub-Account   Sub-Account     Sub-Account
                  ------------ -------------- ----------------
                       986           999           1,031
                       842           710             739
                      (273)         (244)           (326)
                     -----         -----           -----
                     1,555         1,465           1,444
                     =====         =====           =====
                       262           315             285
                       863           840           1,029
                      (139)         (156)           (283)
                     -----         -----           -----
                       986           999           1,031
                     =====         =====           =====
                        --            --              --
                       289           397             300
                       (27)          (82)            (15)
                     -----         -----           -----
                       262           315             285
                     =====         =====           =====

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)

6.  UNIT VALUES

   The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for each of the three years in the period ended December 31, 2003 or lesser time period if applicable.




                                                              State Street State Street
                                                    Zenith      Research     Research       MFS      Harris Oakmark
                                                    Equity    Bond Income  Money Market Total Return Focused Value
                                                  Sub-Account Sub-Account  Sub-Account  Sub-Account   Sub-Account
                                                  ----------- ------------ ------------ ------------ --------------
2003
Units (In Thousands).............................    14,662       17,599      19,054       15,689        20,520
Unit Fair Value, Lowest to Highest (1)...........  $  19.24     $   4.64     $  2.34      $  3.87       $  3.15
Net Assets (In Thousands)........................  $282,028     $ 81,584     $44,625      $60,791       $64,558
Investment Income Ratio to Average Net Assets (2)     0.27%        3.35%       0.83%        1.42%         0.14%
Expenses as a Percent of Average Net Assets (3)..     1.35%        1.35%       1.35%        1.35%         1.35%
Total Return, Lowest to Highest (1)(4)...........       30%           4%         -1%          15%           31%
2002
Units (In Thousands).............................    17,578       21,966      29,978       19,131        22,308
Unit Fair Value, Lowest to Highest (1)...........  $  14.83     $   4.44     $  2.35      $  3.36       $  2.40
Net Assets (In Thousands)........................  $260,719     $ 97,506     $70,595      $64,214       $53,625
Investment Income Ratio to Average Net Assets (2)     0.37%        4.90%       1.43%       12.33%         0.22%
Expenses as a Percent of Average Net Assets (3)..     1.35%        1.35%       1.35%        1.35%         1.35%
Total Return, Lowest to Highest (1)(4)...........      -23%           7%          0%          -7%          -10%
2001
Units (In Thousands).............................    22,566       25,108      29,851       24,501        23,266
Unit Fair Value, Lowest to Highest (1)...........  $  19.26     $   4.15     $  2.36      $  3.60       $  2.67
Net Assets (In Thousands)........................  $435,031     $104,128     $70,557      $88,083       $62,348
Investment Income Ratio to Average Net Assets (2)      1.5%         8.3%        3.8%        21.2%          0.5%
Expenses as a Percent of Average Net Assets (3)..     1.35%        1.35%       1.35%        1.35%         1.35%
Total Return, Lowest to Highest (1)(4)...........      -17%         7.0%          3%          -5%           26%

--------

(1) Metropolitan Life sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.


(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.


(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.


(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                         Davis    Salomon Brothers     MFS         MFS
FI Structured Loomis Sayles Salomon Brothers             Alger Equity   Venture    Strategic Bond   Investors   Research
   Equity       Small Cap   U.S. Government   Balanced      Growth       Value     Opportunities      Trust     Managers
 Sub-Account   Sub-Account    Sub-Account    Sub-Account Sub-Account  Sub-Account   Sub-Account    Sub-Account Sub-Account
------------- ------------- ---------------- ----------- ------------ ----------- ---------------- ----------- -----------
    14,408        20,191         11,210         12,834       32,912      37,413        12,293           836         704
   $  2.39       $  2.38        $  1.60        $  1.50     $   2.43    $   2.86       $  1.93        $ 0.79      $ 0.81
   $34,393       $47,962        $17,913        $19,302     $ 80,071    $106,857       $23,767        $  659      $  568
     0.73%         0.00%          1.90%          2.94%        0.06%       0.37%         2.20%         0.27%       0.65%
     1.35%         1.35%          1.35%          1.35%        1.35%       1.35%         1.35%         1.35%       1.35%
       25%           35%           0.3%            18%          33%         29%           11%           20%         22%
    17,850        24,037         14,892         14,361       40,344      43,784        12,770           743         437
   $  1.91       $  1.76        $  1.59        $  1.27     $   1.82    $   2.21       $  1.74        $ 0.66      $ 0.66
   $34,028       $42,409        $23,723        $18,280     $ 73,610    $ 96,854       $22,221        $  487      $  288
     0.91%         0.11%          4.22%          2.43%        0.00%       0.90%         7.15%         0.46%       0.08%
     1.35%         1.35%          1.35%          1.35%        1.35%       1.35%         1.35%         1.35%       1.35%
      -21%          -23%             6%           -15%         -34%        -17%            8%          -20%        -33%
    23,928        31,037         10,827         17,248       53,584      54,077        14,812           315         130
   $  2.40       $  2.28        $  1.50        $  1.49     $   2.77    $   2.68       $  1.61        $ 0.83      $ 0.88
   $57,421       $70,864        $16,195        $25,744     $148,503    $145,044       $23,845        $  259      $  128
      0.9%          7.3%           6.4%           4.2%         6.2%       10.8%          8.2%          0.0%        0.0%
     1.35%         1.35%          1.35%          1.35%        1.35%       1.35%         1.35%         1.35%       1.35%
      -15%          -10%             5%            -6%         -13%        -12%            5%           -9%          1%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)

6.  UNIT VALUES -- (Continued)





                                                       FI            FI                                 Russell
                                                     Mid Cap    International Met/Putnam     Janus       2000
                                                  Opportunities     Stock       Voyager     Mid Cap      Index
                                                   Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                  ------------- ------------- ----------- ----------- -----------
2003
Units (In Thousands).............................       780          9,735       2,222       1,244       3,305
Unit Fair Value, Lowest to Highest (1)...........    $ 1.14        $  1.20      $ 0.43      $ 1.44      $ 1.34
Net Assets (In Thousands)........................    $  887        $11,715      $  956      $1,788      $4,415
Investment Income Ratio to Average Net Assets (2)     2.21%          0.69%       0.00%       0.00%       0.39%
Expenses as a Percent of Average Net Assets (3)..     1.35%          1.35%       1.35%       1.35%       1.35%
Total Return, Lowest to Highest (1)(4)...........       40%            26%         24%         32%         44%
2002
Units (In Thousands).............................       163         11,479       2,363       1,138       1,956
Unit Fair Value, Lowest to Highest (1)...........    $ 0.81        $  0.95      $ 0.35      $ 1.08      $ 0.93
Net Assets (In Thousands)........................    $  132        $10,935      $  818      $1,235      $1,818
Investment Income Ratio to Average Net Assets (2)     0.00%          0.92%       0.00%       0.00%       0.61%
Expenses as a Percent of Average Net Assets (3)..     1.35%          1.35%       1.35%       1.35%       1.35%
Total Return, Lowest to Highest (1)(4)...........      -19%           -19%        -28%        -27%        -22%
2001
Units (In Thousands).............................        --         12,484       2,569       1,630       1,046
Unit Fair Value, Lowest to Highest (1)...........    $   --        $  1.17      $ 0.49      $ 1.49      $ 1.19
Net Assets (In Thousands)........................    $   --        $14,495      $1,223      $2,424      $1,248
Investment Income Ratio to Average Net Assets (2)        --           3.7%        0.0%        0.0%        0.2%
Expenses as a Percent of Average Net Assets (3)..        --          1.35%       1.35%       1.35%       1.35%
Total Return, Lowest to Highest (1)(4)...........        --           -22%        -37%        -43%         -1%

--------

(1) Metropolitan Life sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.


(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.


(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.


(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                         Lehman      Neuberger    Franklin   State Street State Street   Harris
                 MetLife     Morgan     Brothers      Berman      Templeton    Research     Research     Oakmark
   MetLife       Mid Cap     Stanley    Aggregate    Partners     Small Cap   Investment   Large Cap    Large Cap
 Stock Index   Stock Index EAFE Index  Bond Index  Mid Cap Value   Growth       Trust        Value        Value
 Sub-Account   Sub-Account Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account
-------------- ----------- ----------- ----------- ------------- ----------- ------------ ------------ -----------
        10,521    2,541       1,685       4,518        1,765        1,929           81          375       2,138
$3.40 to $3.57   $ 1.15      $ 0.95      $ 1.25       $ 1.79       $ 0.89       $ 6.08       $ 1.06      $ 1.20
$       37,408   $2,912      $1,597      $5,651       $3,168       $1,719       $  492       $  397      $2,573
         1.70%    0.32%       1.41%       7.09%        0.19%        0.00%        0.68%        1.46%       0.00%
         1.35%    1.35%       1.35%       1.35%        1.35%        1.35%        1.35%        1.35%       1.35%
    26% to 27%      33%         35%          2%          34%          43%          28%          34%         24%
        12,040    2,232       1,350       5,544        2,012        1,263           40           74         793
$2.70 to $2.82   $ 0.86      $ 0.70      $ 1.23       $ 1.34       $ 0.62       $ 4.75       $ 0.79      $ 0.97
$       33,898   $1,924      $  946      $6,799       $2,688       $  789       $  190       $   59      $  772
         1.71%    0.33%       0.40%       1.64%        0.15%        0.00%        0.55%        0.99%       1.21%
         1.35%    1.35%       1.35%       1.35%        1.35%        1.35%        1.35%        1.35%       1.35%
  -24% to -23%     -18%        -18%          8%         -10%         -28%         -27%         -21%        -18%
        14,345    1,449         642       2,019          245          609           32           --          --
$         3.67   $ 1.03      $ 0.85      $ 1.13       $ 1.50       $ 0.88       $ 6.53       $   --      $   --
$       52,580   $1,523      $  545      $2,295       $  366       $  529       $  206       $   --      $   --
          3.7%     0.3%        0.3%        0.6%         0.0%         0.0%         0.0%           --          --
         1.35%    1.35%       1.35%       1.35%        1.35%        1.35%        1.35%           --          --
          -28%       1%        -23%          5%          -3%         -13%         -13%           --          --

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Continued)

6.  UNIT VALUES -- (Continued)





                                                  State Street                           Lord Abbett
                                                    Research        VIP          VIP        Bond        PIMCO
                                                     Aurora    Equity-Income  Overseas    Debenture  Total Return
                                                  Sub-Account   Sub-Account  Sub-Account Sub-Account Sub-Account
                                                  ------------ ------------- ----------- ----------- ------------
2003
Units (In Thousands).............................    13,143        16,985       17,746      1,755       12,018
Unit Fair Value, Lowest to Highest (1)...........   $  1.61      $   4.88      $  2.21     $ 1.59      $  1.17
Net Assets (In Thousands)........................   $21,170      $ 82,868      $39,234     $2,781      $14,059
Investment Income Ratio to Average Net Assets (2)     0.00%         1.80%        0.82%      2.25%        2.04%
Expenses as a Percent of Average Net Assets (3)..     1.35%         1.35%        1.35%      1.35%        1.35%
Total Return, Lowest to Highest (1)(4)...........       48%           29%          41%        18%           3%
2002
Units (In Thousands).............................    13,358        19,948       21,188        841       12,468
Unit Fair Value, Lowest to Highest (1)...........   $  1.09      $   3.79      $  1.56     $ 1.35      $  1.14
Net Assets (In Thousands)........................   $14,527      $ 75,687      $33,118     $1,134      $14,174
Investment Income Ratio to Average Net Assets (2)     0.64%         4.41%        0.87%      6.21%        0.00%
Expenses as a Percent of Average Net Assets (3)..     1.35%         1.35%        1.35%      1.35%        1.35%
Total Return, Lowest to Highest (1)(4)...........      -23%          -18%         -21%        -3%           7%
2001
Units (In Thousands).............................    11,265        24,545       26,664        200        1,888
Unit Fair Value, Lowest to Highest (1)...........   $  1.40      $   4.63      $  1.99     $ 1.38      $  1.05
Net Assets (In Thousands)........................   $15,846      $113,591      $53,094     $  277      $ 1,998
Investment Income Ratio to Average Net Assets (2)      0.4%          6.9%        14.6%       2.4%         2.3%
Expenses as a Percent of Average Net Assets (3)..     1.35%         1.35%        1.35%      1.35%        1.35%
Total Return, Lowest to Highest (1)(4)...........       14%           -6%         -22%         0%           6%

--------

(1) Metropolitan Life sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.


(2) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the sub-accounts invest.


(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.


(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

              T. Rowe                                                                                              American
               Price         MFS        Met/AIM     Met/AIM      Harris        Janus     American     American       Funds
   PIMCO      Mid-Cap     Research      Mid Cap    Small Cap     Oakmark    Aggressive     Funds        Funds       Global
Innovation    Growth    International Core Equity   Growth    International   Growth      Growth    Growth-Income  Small Cap
Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account
----------- ----------- ------------- ----------- ----------- ------------- ----------- ----------- ------------- -----------
   1,825       3,619          947          751       1,323          955          581        1,555        1,465       1,444
  $ 0.46      $ 0.61       $ 0.96       $ 1.20      $ 1.16       $ 1.18       $ 0.68      $ 11.09      $  8.63      $ 1.62
  $  841      $2,220       $  911       $  904      $1,536       $1,126       $  394      $17,238      $12,640      $2,339
   0.00%       0.00%        0.74%        1.08%       0.00%        2.17%        0.00%        0.13%        1.13%       0.43%
   1.35%       1.35%        1.35%        1.35%       1.35%        1.35%        1.35%        1.60%        1.60%       1.60%
     55%         35%          30%          24%         37%          33%          28%          35%          30%         51%
     314       1,946          482          418         557            9          566          986          999       1,031
  $ 0.30      $ 0.46       $ 0.74       $ 0.97      $ 0.85       $ 0.88       $ 0.53      $  8.24      $  6.62      $ 1.07
  $   93      $  885       $  355       $  407      $  472       $    8       $  300      $ 8,124      $ 6,616      $1,105
   0.00%       0.68%        0.14%        0.16%       0.00%        0.28%        0.00%        0.05%        1.49%       1.06%
   1.35%       1.35%        1.35%        1.35%       1.35%        1.35%        1.35%        1.60%        1.60%       1.60%
    -51%        -45%         -13%         -15%        -24%         -17%         -32%         -26%         -20%        -20%
     176         823          262           --          --           --          345          262          315         285
  $ 0.61      $ 0.82       $ 0.85       $   --      $   --       $   --       $ 0.77      $ 11.08      $  8.24      $ 1.35
  $  105      $  674       $  223       $   --      $   --       $   --       $  264      $ 2,921      $ 2,601      $  384
    0.0%        0.0%         0.0%           --          --           --         0.0%         3.3%         1.1%        1.3%
   1.35%       1.35%        1.35%           --          --           --        1.35%        1.60%        1.60%       1.60%
    -27%        -16%         -12%           --          --           --         -23%         -14%          -3%         -9%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF


                      METROPOLITAN LIFE INSURANCE COMPANY


                 NOTES TO FINANCIAL STATEMENTS -- (Concluded)


7.  CHANGE OF PORTFOLIO NAME AND PORTFOLIO MERGERS


   Effective January 1, 2003, MFS Mid Cap Growth Portfolio changed subadvisors from Massachusetts Financial Services to T. Rowe Price Associates Inc. and changed its name to T. Rowe Price Mid-Cap Growth Portfolio; and State Street Research Concentrated International Portfolio changed subadvisors from State Street Research & Management Company to Harris Associates L.P. and changed its name to Harris Oakmark International Portfolio.


   Effective April 28, 2003, Janus Growth Portfolio of the Metropolitan Fund merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.




   Effective May 1, 2003, Putnam Large Cap Growth changed its name to Met/Putnam Voyager Portfolio.



   Effective, May 1, 2003, all series of the New England Zenith Fund became newly organized portfolios of the Metropolitan Fund. The reorganization had no effect on the investment objectives, policies or advisory fees of any series, nor was there any change in investment adviser or subadvisor.


   Effective December 16, 2003, Putnam International Stock Portfolio of the Metropolitan Fund changed its name to FI International Stock Portfolio.

                         Independent Auditors' Report

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Note 1, the Company changed its method of accounting for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on October 1, 2003, and recorded the impact as a cumulative effect of a change in accounting principle.

DELOITTE & TOUCHE LLP


New York, New York


April 9, 2004

             Metropolitan Life Insurance Company and Subsidiaries

                          Consolidated Balance Sheets

                          December 31, 2003 and 2002
            (Dollars in millions, except share and per share data)


                                                                                                   2003     2002
                                                                                                 -------- --------
Assets
Investments:
    Fixed maturities available-for-sale, at fair value (amortized cost: $134,844 and $117,528, respectively)................................................................ $143,148 $124,260
    Equity securities, at fair value (cost: $893 and $1,495, respectively)......................    1,246    1,551
    Mortgage loans on real estate...............................................................   26,637   25,353
    Policy loans................................................................................    8,180    8,047
    Real estate and real estate joint ventures held-for-investment..............................    3,163    3,050
    Real estate held-for-sale...................................................................       89      799
    Other limited partnership interests.........................................................    2,461    2,380
    Short-term investments......................................................................    1,320    1,199
    Other invested assets.......................................................................    4,803    3,419
                                                                                                 -------- --------
       Total investments........................................................................  191,047  170,058
Cash and cash equivalents.......................................................................    2,393    1,106
Accrued investment income.......................................................................    1,922    1,889
Premiums and other receivables..................................................................    6,193    6,721
Deferred policy acquisition costs...............................................................   10,232    9,666
Other assets....................................................................................    5,817    6,084
Separate account assets.........................................................................   63,661   53,912
                                                                                                 -------- --------
       Total assets............................................................................. $281,265 $249,436
                                                                                                 ======== ========
Liabilities and Stockholder's Equity
Liabilities:
    Future policy benefits...................................................................... $ 86,802 $ 86,039
    Policyholder account balances...............................................................   61,725   54,464
    Other policyholder funds....................................................................    6,948    6,206
    Policyholder dividends payable..............................................................    1,046    1,025
    Policyholder dividend obligation............................................................    2,130    1,882
    Short-term debt.............................................................................    3,536      912
    Long-term debt..............................................................................    2,055    2,624
    Shares subject to mandatory redemption......................................................      277       --
    Current income taxes payable................................................................      792      873
    Deferred income taxes payable...............................................................    2,698    1,947
    Payables under securities loaned transactions...............................................   24,065   16,321
    Other liabilities...........................................................................    8,057    6,889
    Separate account liabilities................................................................   63,661   53,912
                                                                                                 -------- --------
       Total liabilities........................................................................  263,792  233,094
                                                                                                 -------- --------
Company-obligated mandatorily redeemable securities of subsidiary trusts........................       --      277
                                                                                                 -------- --------

Stockholder's Equity:
Preferred stock, par value $1,000 per share; 110,000 shares authorized; 93,402 shares issued and
 outstanding at December 31, 2003...............................................................       93       --
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares
 issued and outstanding at December 31, 2003 and 2002...........................................        5        5
Additional paid-in capital......................................................................   13,730   13,474
Retained earnings...............................................................................    1,261      708
Accumulated other comprehensive income..........................................................    2,384    1,878
                                                                                                 -------- --------
       Total stockholder's equity...............................................................   17,473   16,065
                                                                                                 -------- --------
       Total liabilities and stockholder's equity............................................... $281,265 $249,436
                                                                                                 ======== ========

         See accompanying notes to consolidated financial statements.

             Metropolitan Life Insurance Company and Subsidiaries

                       Consolidated Statements of Income

             For the years ended December 31, 2003, 2002 and 2001
                             (Dollars in millions)

                                                                                 2003     2002    2001
                                                                               -------  -------  -------
Revenues
Premiums...................................................................... $18,151  $18,461  $17,023
Universal life and investment-type product policy fees........................   1,921    1,927    1,874
Net investment income.........................................................  10,357   10,631   11,054
Other revenues................................................................   1,062    1,354    1,532
Net investment gains (losses) (net of amounts allocable from other accounts of
  ($259), ($139) and ($33), respectively).....................................    (287)    (697)     951
                                                                               -------  -------  -------
   Total revenues.............................................................  31,204   31,676   32,434
                                                                               -------  -------  -------
Expenses
Policyholder benefits and claims (excludes amounts directly related to net
  investment gains (losses) of ($233), ($150) and ($54), respectively)........  18,677   18,860   18,265
Interest credited to policyholder account balances............................   2,379    2,711    3,035
Policyholder dividends........................................................   1,897    1,911    2,060
Other expenses (excludes amounts directly related to net investment gains
  (losses) of ($26), $11 and $21, respectively)...............................   5,836    6,543    6,920
                                                                               -------  -------  -------
   Total expenses.............................................................  28,789   30,025   30,280
                                                                               -------  -------  -------
Income from continuing operations before provision for income taxes...........   2,415    1,651    2,154
Provision for income taxes....................................................     688      510      774
                                                                               -------  -------  -------
Income from continuing operations.............................................   1,727    1,141    1,380
Income from discontinued operations, net of income taxes......................     300      471      107
                                                                               -------  -------  -------
Income before cumulative effect of change in accounting.......................   2,027    1,612    1,487
Cumulative effect of change in accounting, net of income taxes................     (26)      --       --
                                                                               -------  -------  -------
Net income.................................................................... $ 2,001  $ 1,612  $ 1,487
                                                                               =======  =======  =======


         See accompanying notes to consolidated financial statements.

             Metropolitan Life Insurance Company and Subsidiaries

                Consolidated Statements of Stockholder's Equity

             For the years ended December 31, 2003, 2002 and 2001

                             (Dollars in millions)





                                                                         Additional
                                                        Preferred Common  Paid-in   Retained
                                                          Stock   Stock   Capital   Earnings
                                                        --------- ------ ---------- --------
Balance at December 31, 2000...........................    $--     $ 5    $14,549   $   407
Sale of subsidiary to the Holding Company..............                        96
Issuance of warrants--by subsidiary....................                        40
Dividends on common stock..............................                    (1,860)   (1,894)
Comprehensive income:
   Net income..........................................                               1,487
   Other comprehensive income:
      Cumulative effect of change in accounting
       for derivatives, net of income taxes and
       reclassification adjustment.....................
      Unrealized gains on derivative instruments,
       net of income taxes.............................
      Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes....................................
      Foreign currency translation adjustment..........
      Minimum pension liability adjustment.............

      Other comprehensive income.......................

   Comprehensive income................................
                                                           ---     ---    -------   -------
Balance at December 31, 2001...........................     --       5     12,825        --
Sale of subsidiary to the Holding Company..............                       149
Capital contribution from the Holding Company..........                       500
Dividends on common stock..............................                                (904)
Comprehensive income:
   Net income..........................................                               1,612
   Other comprehensive income:
      Unrealized losses on derivative instruments,
       net of income taxes.............................
      Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes....................................
      Foreign currency translation adjustment..........

      Other comprehensive income.......................

   Comprehensive income................................
                                                           ---     ---    -------   -------
Balance at December 31, 2002...........................     --       5     13,474       708
Issuance of preferred stock--by subsidiary.............     93
Issuance of shares--by subsidiary......................                        24
Issuance of stock options..............................                         2
Sale of subsidiaries to the Holding Company or
 affiliate.............................................                       261
Capital contribution from the Holding Company..........                         2
Return of capital to the Holding Company...............                       (33)
Dividends on common stock..............................                              (1,448)
Comprehensive income:
   Net income..........................................                               2,001
   Other comprehensive income:
      Unrealized losses on derivative instruments,
       net of income taxes.............................
      Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes....................................
      Foreign currency translation adjustment..........
      Minimum pension liability adjustment.............

      Other comprehensive income.......................

   Comprehensive income................................
                                                           ---     ---    -------   -------
Balance at December 31, 2003...........................    $93     $ 5    $13,730   $ 1,261
                                                           ===     ===    =======   =======


                                                        Accumulated Other Comprehensive Income (Loss)
                                                        --------------------------------------------
                                                             Net            Foreign       Minimum
                                                          Unrealized       Currency       Pension
                                                          Investment      Translation    Liability
                                                        (Losses) Gains    Adjustment     Adjustment    Total
                                                        --------------    -----------    ----------   -------
Balance at December 31, 2000...........................     $1,183           $(100)        $ (28)     $16,016
Sale of subsidiary to the Holding Company..............                                                    96
Issuance of warrants--by subsidiary....................                                                    40
Dividends on common stock..............................                                                (3,754)
Comprehensive income:
   Net income..........................................                                                 1,487
   Other comprehensive income:
      Cumulative effect of change in accounting
       for derivatives, net of income taxes and
       reclassification adjustment.....................         22                                         22
      Unrealized gains on derivative instruments,
       net of income taxes.............................         24                                         24
      Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes....................................        570                                        570
      Foreign currency translation adjustment..........                        (39)                       (39)
      Minimum pension liability adjustment.............                                      (18)         (18)
                                                                                                      -------
      Other comprehensive income.......................                                                   559
                                                                                                      -------
   Comprehensive income................................                                                 2,046
                                                            ------           -----         -----      -------
Balance at December 31, 2001...........................      1,799            (139)          (46)      14,444
Sale of subsidiary to the Holding Company..............                                                   149
Capital contribution from the Holding Company..........                                                   500
Dividends on common stock..............................                                                  (904)
Comprehensive income:
   Net income..........................................                                                 1,612
   Other comprehensive income:
      Unrealized losses on derivative instruments,
       net of income taxes.............................        (58)                                       (58)
      Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes....................................        250                                        250
      Foreign currency translation adjustment..........                         72                         72
                                                                                                      -------
      Other comprehensive income.......................                                                   264
                                                                                                      -------
   Comprehensive income................................                                                 1,876
                                                            ------           -----         -----      -------
Balance at December 31, 2002...........................      1,991             (67)          (46)      16,065
Issuance of preferred stock--by subsidiary.............                                                    93
Issuance of shares--by subsidiary......................                                                    24
Issuance of stock options..............................                                                     2
Sale of subsidiaries to the Holding Company or
 affiliate.............................................                                                   261
Capital contribution from the Holding Company..........                                                     2
Return of capital to the Holding Company...............                                                   (33)
Dividends on common stock..............................                                                (1,448)
Comprehensive income:
   Net income..........................................                                                 2,001
   Other comprehensive income:
      Unrealized losses on derivative instruments,
       net of income taxes.............................       (228)                                      (228)
      Unrealized investment gains, net of related
       offsets, reclassification adjustments and
       income taxes....................................        642                                        642
      Foreign currency translation adjustment..........                        174                        174
      Minimum pension liability adjustment.............                                      (82)         (82)
                                                                                                      -------
      Other comprehensive income.......................                                                   506
                                                                                                      -------
   Comprehensive income................................                                                 2,507
                                                            ------           -----         -----      -------
Balance at December 31, 2003...........................     $2,405           $ 107         $(128)     $17,473
                                                            ======           =====         =====      =======


         See accompanying notes to consolidated financial statements.

             Metropolitan Life Insurance Company and Subsidiaries

                     Consolidated Statements of Cash Flows

             For the years ended December 31, 2003, 2002 and 2001
                             (Dollars in millions)

                                                                          2003      2002      2001
                                                                        --------  --------  --------
Cash flows from operating activities
Net income............................................................. $  2,001  $  1,612  $  1,487
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Depreciation and amortization expenses..............................      386       432       521
   Amortization of premiums and accretion of discounts associated with
     investments, net..................................................     (162)     (456)     (560)
   (Gains) losses from sales of investments and businesses, net........      125       256      (918)
   Interest credited to other policyholder account balances............    2,379     2,711     3,035
   Universal life and investment-type product policy fees..............   (1,921)   (1,927)   (1,874)
   Change in premiums and other receivables............................      (81)   (1,878)     (612)
   Change in deferred policy acquisition costs, net....................     (902)     (766)     (553)
   Change in insurance-related liabilities.............................    4,210     4,550     3,463
   Change in income taxes payable......................................      250       684       871
   Change in other liabilities.........................................      725       106      (226)
   Other, net..........................................................     (485)     (937)     (946)
                                                                        --------  --------  --------
Net cash provided by operating activities..............................    6,525     4,387     3,688
                                                                        --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
   Fixed maturities....................................................   69,292    61,473    51,479
   Equity securities...................................................      576     2,676     2,116
   Mortgage loans on real estate.......................................    3,221     2,555     1,834
   Real estate and real estate joint ventures..........................      888       714     1,131
   Other limited partnership interests.................................      307       209       396
Purchases of:
   Fixed maturities....................................................  (90,122)  (79,509)  (51,122)
   Equity securities...................................................     (104)   (1,235)   (3,323)
   Mortgage loans on real estate.......................................   (4,354)   (3,111)   (3,310)
   Real estate and real estate joint ventures..........................     (310)      (28)     (665)
   Other limited partnership interests.................................     (588)     (447)     (424)
Net change in short-term investments...................................     (183)     (308)     (303)
Proceeds from sales of businesses......................................    1,995       749       831
Net change in payable under securities loaned transactions.............    7,744     3,659       361
Other, net.............................................................   (1,141)     (815)     (510)
                                                                        --------  --------  --------
Net cash used in investing activities.................................. $(12,779) $(13,418) $ (1,509)
                                                                        ========  ========  ========


         See accompanying notes to consolidated financial statements.

             Metropolitan Life Insurance Company and Subsidiaries

             For the years ended December 31, 2003, 2002 and 2001
                             (Dollars in millions)


                                                                         2003      2002      2001
                                                                       --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
   Deposits........................................................... $ 29,054  $ 30,457  $ 31,407
   Withdrawals........................................................  (22,268)  (24,880)  (27,846)
Net change in short-term debt.........................................    2,624       567      (740)
Long-term debt issued.................................................      145       537       353
Long-term debt repaid.................................................     (714)     (221)   (1,379)
Capital contribution from the Holding Company.........................      148       649        96
Net proceeds from issuance of company-obligated mandatorily redeemable
  securities of subsidiary trust......................................       --        --       197
Dividends on common stock.............................................   (1,448)     (904)   (3,754)
                                                                       --------  --------  --------
Net cash provided by (used in) financing activities...................    7,541     6,205    (1,666)
                                                                       --------  --------  --------
Change in cash and cash equivalents...................................    1,287    (2,826)      513
Cash and cash equivalents, beginning of year..........................    1,106     3,932     3,419
                                                                       --------  --------  --------
Cash and cash equivalents, end of year................................ $  2,393  $  1,106  $  3,932
                                                                       ========  ========  ========
Supplemental disclosures of cash flow information:
   Cash paid (refunded) during the year:
       Interest....................................................... $    344  $    267  $    346
                                                                       ========  ========  ========
       Income taxes................................................... $    789  $     96  $   (335)
                                                                       ========  ========  ========
   Non-cash transactions during the year:
       Business dispositions--assets.................................. $  5,506  $ 17,276  $  6,162
                                                                       ========  ========  ========
       Business dispositions--liabilities............................. $  3,511  $ 16,547  $  5,263
                                                                       ========  ========  ========
       Mortgage note on sale of real estate........................... $     --  $     --  $  1,530
                                                                       ========  ========  ========
       Purchase money mortgage on real estate sale.................... $    196  $    954  $     --
                                                                       ========  ========  ========
       Real estate acquired in satisfaction of debt................... $     14  $     30  $     30
                                                                       ========  ========  ========



         See accompanying notes to consolidated financial statements.

             Metropolitan Life Insurance Company and Subsidiaries

                  Notes to Consolidated Financial Statements

1.  Summary of Accounting Policies

Business

   Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (the "Company") is a leading provider of insurance and other financial services to a broad spectrum of individual and institutional customers. The Company offers life insurance, annuities, and mutual funds to individuals, as well as group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. ("MetLife" or the "Holding Company"). The Company offered automobile and homeowners insurance through Metropolitan Property and Casualty Insurance Company, which was sold to the Holding Company in 2003.

Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in conformity with GAAP in making such determination.


   The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life and its subsidiaries; (ii) partnerships and joint ventures in which the Company has a majority voting interest; and (iii) variable interest entities ("VIEs") created or acquired on or after February 1, 2003 of which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line by line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 6. Intercompany accounts and transactions have been eliminated.


   Metropolitan Insurance and Annuity Company ("MIAC" ), which was sold to MetLife in 2001; Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A., which were sold to MetLife in 2002; and Metropolitan Property and Casualty Insurance Company and its subsidiaries, Metropolitan Tower Life Insurance Company, MetLife General Insurance Agency, Inc. and its subsidiaries, MetLife Securities, Inc. and N.L. Holding Corporation and its subsidiaries, which were sold to MetLife in 2003, are included in the accompanying financial statements until the date of sale. See Note 17.

   The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest. The Company uses the cost method of accounting for interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

   Minority interest related to consolidated entities included in other liabilities was $1,233 million and $481 million at December 31, 2003 and 2002, respectively. This increase was the direct result of the change in Metropolitan Life's ownership of Reinsurance Group of America Incorporated ("RGA") to approximately 52% in 2003 as compared to 58% in 2002.

   Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2003 presentation.

             Metropolitan Life Insurance Company and Subsidiaries

Summary of Critical Accounting Estimates

   The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The critical accounting policies, estimates and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

  Investments

   The Company's principal investments are in fixed maturities, mortgage loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to:
(i) the length of time and the extent to which the market value has been below cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) unfavorable changes in forecasted cash flows on asset-backed securities; and (vii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

   The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities or to changing fair values. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that embed derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported

             Metropolitan Life Insurance Company and Subsidiaries at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition cost ("DAC"), including value of business acquired ("VOBA"). This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Future Policy Benefits

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disability insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

   The Company also establishes liabilities for unpaid claims and claims expenses for property and casualty insurance. Liabilities for property and casualty insurance are dependent on estimates of amounts payable for claims reported but not settled and claims incurred but not reported. These estimates are influenced by historical experience and actuarial assumptions with respect to current developments, anticipated trends and risk management strategies.

   Differences between the actual experience and assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses.

  Reinsurance

   The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to

             Metropolitan Life Insurance Company and Subsidiaries establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

   The Company is a party to a number of legal actions. Given the inherent unpredictability of litigation, it is difficult to estimate the impact of litigation on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits, including the Company's asbestos-related liability, are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. The data and variables that impact the assumption used to estimate the Company's asbestos-related liability include the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts. It is possible that an adverse outcome in certain of the Company's litigation, including asbestos-related cases, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Employee Benefit Plans

   The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm to aid it in selecting appropriate assumptions and valuing its related liabilities. The actuarial assumptions used in the calculation of the Company's aggregate projected benefit obligation may vary and include an expectation of long-term market appreciation in equity markets which is not changed by minor short-term market fluctuations, but does change when large interim deviations occur. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

Significant Accounting Policies

  Investments

   The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other- than-temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of

             Metropolitan Life Insurance Company and Subsidiaries securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

   Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.


   Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 40 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, in accordance with Statement of Financial Accounting Standards ("SFAS") No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"), the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.


   Policy loans are stated at unpaid principal balances.

   Short-term investments are stated at amortized cost, which approximates fair value.

   Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company regularly reviews residual values and impairs residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies.

             Metropolitan Life Insurance Company and Subsidiaries

  Structured Investment Transactions

   The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return of the investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar instruments.

   The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on these beneficial interests is recognized using the prospective method in accordance with Emerging Issues Task Force ("EITF") Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). The SPEs used to securitize assets are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities based on the framework provided in Financial Accounting Standards Board ("FASB") Interpretation No. 46 (revised December 31, 2003), Consolidation of Variable Interest Entities, An Interpretation of ARB No. 51 ("FIN 46(r)"). Prior to the adoption of FIN 46(r), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance.

   The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets, including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities based on the framework provided in FIN 46(r). Prior to the adoption of FIN 46(r), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance. These beneficial interests are generally structured notes, as defined by EITF Issue No. 96-12, Recognition of Interest Income and Balance Sheet Classification of Structured Notes, which are included in fixed maturities, and their income is recognized using the retrospective interest method or the level yield method, as appropriate. Impairments of these beneficial interests are included in net investment gains and losses.

  Derivative Financial Instruments

   The Company uses derivative instruments to manage risk through one of five principal risk management strategies, the hedging of: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; (iv) net investments in certain foreign operations; and (v) firm commitments and forecasted transactions. Additionally, the Company enters into income generation and replication derivative transactions as permitted by its insurance subsidiaries' Derivatives Use Plans approved by the applicable state insurance departments. The Company's derivative hedging strategy employs a variety of instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options, including caps and floors.

   On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value, cash flow or foreign currency). If a derivative does not qualify for hedge

             Metropolitan Life Insurance Company and Subsidiaries accounting, according to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended ("SFAS 133"), the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in net investment gains or losses.

   The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. In this documentation, the Company specifically identifies the asset, liability, firm commitment, foreign operation, or forecasted transaction that has been designated as a hedged item, states how the hedging instrument is expected to hedge the risks related to the hedged item, and sets forth the method that will be used to retrospectively and prospectively assess the hedging instruments effectiveness and the method that will be used to measure hedge ineffectiveness. The Company generally determines hedge effectiveness based on total changes in fair value of a derivative instrument. The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; (v) a hedged firm commitment no longer meets the definition of a firm commitment; or (vi) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

   The Company designates and accounts for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) foreign currency forwards to hedge the exposure of future payments or receipts in foreign currencies; and
(v) other instruments to hedge the cash flows of various other forecasted transactions. For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported in other comprehensive income or loss. The ineffective portion of changes in fair value of the derivative instrument is reported in net investment gains or losses. Hedged forecasted transactions, other than the receipt or payment of variable interest payments, are not expected to occur more than 12 months after hedge inception.

   The Company designates and accounts for the following as fair value hedges when they have met the effectiveness requirements of SFAS 133: (i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) receive U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; (iii) pay U.S. dollar floating on foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities, and (iv) other instruments to hedge various other fair value exposures of investments. For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported as net investment gains or losses.

   When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheet at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, and any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the consolidated balance sheet and recognized as a net investment gain or loss in the current period. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive

             Metropolitan Life Insurance Company and Subsidiaries income or loss are recognized immediately in net investment gains or losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income or loss and is recognized when the transaction affects net income or loss; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains or losses.

   The Company uses forward exchange contracts that provide an economic hedge on portions of its net investments in foreign operations against adverse movements in foreign currency exchange rates. Unrealized losses on instruments so designated are recorded as components of accumulated other comprehensive income.

   The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheet at fair value and changes in their fair value are recognized in the current period in net investment gains or losses. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period as net investment gains or losses.


   The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions ("RSATs"), are a combination of a credit default swap and a U.S. Treasury or Agency security, to synthetically create a third replicated security. These derivatives are not designated as hedges. As of December 31, 2003 and 2002, 23 and 18, respectively, of such RSATs, with notional amounts totaling $479 million and $275 million, respectively, were outstanding. The Company records both the premiums received on the credit default swaps over the life of the contracts and changes in their fair value in net investment gains and losses.


   The Company enters into written covered calls to generate additional investment income on the underlying assets it holds. These derivatives are not designated as hedges. The Company records the premiums received over the life of the contract and changes in fair value of such options as net investment gains and losses.

  Cash and Cash Equivalents

   The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

   Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. The estimated life for company occupied real estate property is generally 40 years. Estimated lives range from five to ten years for leasehold improvements and three to five years for all other property and equipment. Accumulated depreciation and

             Metropolitan Life Insurance Company and Subsidiaries amortization of property, equipment and leasehold improvements was $394 million and $368 million at December 31, 2003 and 2002, respectively. Related depreciation and amortization expense was $101 million, $81 million and $96 million for the years ended December 31, 2003, 2002 and 2001, respectively.

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $376 million and $297 million at December 31, 2003 and 2002, respectively. Related amortization expense was $139 million, $153 million and $106 million for the years ended December 31, 2003, 2002 and 2001, respectively.

  Deferred Policy Acquisition Costs

   The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

   Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is reestimated and adjusted by a cumulative charge or credit to current operations.

   DAC for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

   Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

   DAC for property and casualty insurance contracts, which is primarily comprised of commissions and certain underwriting expenses, are deferred and amortized on a pro rata basis over the applicable contract term or reinsurance treaty.

   VOBA, included as part of DAC, represents the present value of future profits generated from existing insurance contracts in-force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the estimated gross profits or premiums from such policies and contracts.

  Goodwill

   The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets,

             Metropolitan Life Insurance Company and Subsidiaries

("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine whether a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period ranging from ten to 30 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

   Changes in goodwill were as follows:

                                            Years Ended December 31,
                                            -----------------------
                                             2003     2002    2001
                                             -----    -----   ----
                                            (Dollars in millions)
                 Net balance at January 1.. $ 405    $ 575    $703
                 Acquisitions..............     3        7      20
                 Amortization..............    --       --     (47)
                 Impairment losses.........    --       (2)    (61)
                 Disposition and other.....  (190)    (175)    (40)
                                             -----    -----   ----
                 Net balance at December 31 $ 218    $ 405    $575
                                             =====    =====   ====

   Accumulated amortization from goodwill was as follows at:

                                                December 31,
                                                ------------------
                                                2003         2002
                                                ----         ----
                                                (Dollars in millions)
                       Accumulated amortization $32          $71
                                                ===          ===

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

   Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

   Premiums related to property and casualty contracts are recognized as revenue on a pro rata basis over the applicable contract term. Unearned premiums are included in other liabilities.

  Other Revenues

   Other revenues include asset management and advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are

             Metropolitan Life Insurance Company and Subsidiaries performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

   Policyholder dividends are approved annually by the insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Participating Business

   Participating business represented approximately 13% and 16% of the Company's life insurance in-force, and 88% and 89% of the number of life insurance policies in-force, at December 31, 2003 and 2002, respectively. Participating policies represented approximately 40% and 41%, 40% and 41%, and 44% and 46% of gross and net life insurance premiums for the years ended December 31, 2003, 2002 and 2001, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.

  Income Taxes

   The Holding Company and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate tax returns or separate consolidated tax returns. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities.

  Reinsurance

   The Company has reinsured certain of its life insurance and property and casualty insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

   The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenue.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and

             Metropolitan Life Insurance Company and Subsidiaries liabilities. Deposits to separate accounts, investment income and recognized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges are included in universal life and investment-type product fees. See "--Application of Recent Accounting Pronouncements."


  Stock-Based Compensation


   Effective January 1, 2003, MetLife and the Company account for stock-based compensation plans using the prospective fair value method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS 148, Accounting for Stock-Based Compensation--Transition and Disclosure ("SFAS 148"). MetLife allocates 100% of stock option expense to the Company.


   Stock-based compensation grants prior to January 1, 2003 are accounted for using the accounting method prescribed by Accounting Principles Board Opinion ("APB") No. 25, Accounting for Stock Issued to Employees ("APB 25") and Note 14 includes the pro forma disclosures required by SFAS No. 123, as amended.

  Foreign Currency

   Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported in earnings.

  Discontinued Operations

   The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale on or after January 1, 2002 are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

Application of Recent Accounting Pronouncements


   Effective December 31, 2003, the Company adopted EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides guidance on the disclosure requirements for other-than-temporary impairments of debt and marketable equity investments that are accounted for under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"). The adoption of EITF 03-1 requires the Company to include certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS 115 that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. (See Note 2). The initial adoption of EITF 03-1, which only required additional disclosures, did not have a material impact on the Company's consolidated financial statements.


   In December, 2003, the FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits--an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other defined

             Metropolitan Life Insurance Company and Subsidiaries postretirement plans. SFAS 132(r) is primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments are effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revises disclosure requirements. In January 2004, the FASB issued FASB Staff Position ("FSP") No. 106-1, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-1") which permits a sponsor of a postretirement health care plan that provides a prescription drug benefit to make a one-time election to defer accounting for the effects of the new legislation. The Company has elected to defer the accounting until further guidance is issued by the FASB. The measurements of the Company's postretirement accumulated benefit plan obligation and net periodic benefit cost disclosed in Note 13 do not reflect the effects of the new legislation. The guidance, when issued, could require the Company to change previously reported information.


   In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements and (iii) separate account presentation and valuation. SOP 03-1 is effective for fiscal years beginning after December 15, 2003. As of January 1, 2004, the Company increased future policyholder benefits for various guaranteed minimum death and income benefits net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts of approximately $61 million, net of income tax, which will be reported as a cumulative effect of a change in accounting. Industry standards and practices continue to evolve relating to the valuation of liabilities relating to these types of benefits, which may result in further adjustments to the Company's measurement of liabilities associated with such benefits in subsequent accounting periods. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC, which has been the Company's accounting treatment. Effective January 1, 2004, the Company reclassified $116 million of ownership in its own separate accounts from other assets to fixed maturities available-for-sale and equity securities. This reclassification will have no effect on net income or other comprehensive income. In accordance with SOP 03-1's revised definition of a separate account, effective January 1, 2004, the Company also reclassified $1,678 million of separate account assets to general account investments and $1,678 million of separate account liabilities to future policy benefits and policyholder account balances. The net cumulative effect of this reclassification was insignificant.


   In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity ("SFAS 150"). SFAS 150 clarifies the accounting for certain financial instruments with characteristics of both liabilities and equity and requires that those instruments be classified as a liability or, in certain circumstances, an asset. SFAS 150 is effective for financial instruments entered into or modified after May 31, 2003 and otherwise is effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS 150, as of July 1, 2003, required the Company to reclassify $277 million of company-obligated mandatorily redeemable securities of subsidiary trusts from mezzanine equity to liabilities.

   In April 2003, the FASB cleared Statement 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain

             Metropolitan Life Insurance Company and Subsidiaries reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. Issue B36 became effective on October 1, 2003 and required the Company to increase policyholder account balances by $40 million, to decrease other invested assets by $1 million and increase DAC by $2 million. These amounts, net of income taxes of $13 million, were recorded as a cumulative effect of a change in accounting. As a result of the adoption of Issue B36, the Company recognized investment gains of $9 million, net of income tax, for the three month period ended December 31, 2003.

   In April 2003, the FASB issued SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS 149 and already effective, SFAS 149 is effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 on July 1, 2003 did not have a significant impact on the consolidated financial statements.

   During 2003, the Company adopted FASB Interpretation No. 46 Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"). Certain of the Company's asset-backed securitizations, collateralized debt obligations, structured investment transactions, and investments in real estate joint ventures and other limited partnership interests meet the definition of a variable interest entity ("VIE") and must be consolidated, in accordance with the transition rules and effective dates, if the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs") including interests in asset-backed securities and collateralized debt obligations. In accordance with the provisions in FIN 46(r), the Company has elected to defer until March 31, 2004 the consolidation of interests in VIEs for non SPEs acquired prior to February 1, 2003 for which it is the primary beneficiary. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

   Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 12.

   Effective January 1, 2003, MetLife and the Company adopted SFAS No. 148, Accounting for Stock-Based Compensation--Transition and Disclosure ("SFAS 148"), which provides guidance on how to apply the fair value method of accounting and use the prospective transition method for stock options granted by the Holding Company and the Company subsequent to December 31, 2002. As permitted under SFAS 148, options granted prior to January 1, 2003 will continue to be accounted for under Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and the pro forma impact of accounting for these options at fair value will continue to be disclosed in the consolidated financial statements until the last of those options vest in 2005. See Note 14.

             Metropolitan Life Insurance Company and Subsidiaries

   Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). The Company's activities subject to this guidance in 2003 were not significant.

   Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.


   Effective January 1, 2002, the Company adopted SFAS 144. SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of APB Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements other than the presentation as discontinued operations of net investment income and net investment gains related to operations of real estate on which the Company initiated disposition activities subsequent to January 1, 2002 and the classification of such real estate as held-for-sale on the consolidated balance sheets. See Note 18.



   Effective January 1, 2002, the Company adopted SFAS No. 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill, prior to the adoption of SFAS 142 was $47 million for the year ended December 31, 2001. Amortization of other intangible assets was not material for the years ended December 31, 2003, 2002 and 2001. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets in the third quarter of 2002 and recorded a $5 million charge to earnings relating to the impairment of certain goodwill assets as a cumulative effect of a change in accounting. There was no impairment of identified intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.


   Effective July 1, 2001, the Company adopted SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. In accordance with SFAS 141, the elimination of $5 million of negative goodwill was reported in net income in the first quarter of 2002 as a cumulative effect of a change in accounting.

             Metropolitan Life Insurance Company and Subsidiaries

   In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin ("SAB") No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

   Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities-- a Replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The initial adoption of these requirements did not have a material impact on the Company's consolidated financial statements.

   Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The initial adoption of EITF 99-20 did not have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2001, the Company adopted SFAS 133 which established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133, as of January 1, 2001, resulted in a $33 million increase in other comprehensive income, net of income taxes of $18 million, and had no material impact on net income. The increase to other comprehensive income is attributable to net gains on cash flow-type hedges at transition. Also at transition, the amortized cost of fixed maturities decreased and other invested assets increased by $22 million, representing the fair value of certain interest rate swaps that were accounted for prior to SFAS 133 using fair value-type settlement accounting. During the year ended December 31, 2001, $18 million of the pre-tax gain reported in accumulated other comprehensive income at transition was reclassified into net investment income. The FASB continues to issue additional guidance relating to the accounting for derivatives under SFAS 133, which may result in further adjustments to the Company's treatment of derivatives in subsequent accounting periods.

             Metropolitan Life Insurance Company and Subsidiaries

2. Investments

Fixed Maturities and Equity Securities

   Fixed maturities and equity securities at December 31, 2003 were as follows:

                                                               Gross
                                                   Cost or  Unrealized
                                                  Amortized ----------- Estimated
                                                    Cost     Gain  Loss Fair Value
                                                  --------- ------ ---- ----------
                                                       (Dollars in millions)
Fixed Maturities:
   Bonds:
       U.S. corporate securities................. $ 49,466  $3,486 $228  $ 52,724
       Mortgage-backed securities................   28,049     687   81    28,655
       Foreign corporate securities..............   18,680   2,005   70    20,615
       U.S. treasuries/agencies..................   13,249   1,208   23    14,434
       Asset-backed securities...................   10,414     169   54    10,529
       Commercial mortgage-backed securities.....    9,080     480   15     9,545
       Foreign government securities.............    4,847     752   20     5,579
       States and political subdivisions.........      282      11    8       285
       Other fixed income assets.................      232     138   62       308
                                                  --------  ------ ----  --------
          Total bonds............................  134,299   8,936  561   142,674
   Redeemable preferred stocks...................      545       2   73       474
                                                  --------  ------ ----  --------
          Total fixed maturities................. $134,844  $8,938 $634  $143,148
                                                  ========  ====== ====  ========
Equity Securities:
   Common stocks................................. $    514  $  329 $  1  $    842
   Nonredeemable preferred stocks................      379      25   --       404
                                                  --------  ------ ----  --------
          Total equity securities................ $    893  $  354 $  1  $  1,246
                                                  ========  ====== ====  ========

             Metropolitan Life Insurance Company and Subsidiaries

   Fixed maturities and equity securities at December 31, 2002 were as follows:


                                                   Cost or  Gross Unrealized
                                                  Amortized ---------------- Estimated
                                                    Cost     Gain     Loss   Fair Value
                                                  ---------  ------  ------  ----------
                                                        (Dollars in millions)
Fixed Maturities:
   Bonds:
       U.S. corporate securities................. $ 42,265  $2,914   $  896   $ 44,283
       Mortgage-backed securities................   24,999   1,018       15     26,002
       Foreign corporate securities..............   15,405   1,295      185     16,515
       U.S. treasuries/agencies..................   13,256   1,514        3     14,767
       Asset-backed securities...................    8,070     204      181      8,093
       Commercial mortgage-backed securities.....    5,445     516        5      5,956
       Foreign government securities.............    4,649     516       50      5,115
       States and political subdivisions.........    2,575     181       20      2,736
       Other fixed income assets.................      312     126       82        356
                                                  --------   ------  ------   --------
          Total bonds............................  116,976   8,284    1,437    123,823
   Redeemable preferred stocks...................      552       1      116        437
                                                  --------   ------  ------   --------
          Total fixed maturities................. $117,528  $8,285   $1,553   $124,260
                                                  ========   ======  ======   ========
   Equity Securities:
       Common stocks............................. $    827  $  114   $   80   $    861
       Nonredeemable preferred stocks............      668      25        3        690
                                                  --------   ------  ------   --------
          Total equity securities................ $  1,495  $  139   $   83   $  1,551
                                                  ========   ======  ======   ========


   The Company held foreign currency derivatives with notional amounts of $4,242 million and $2,371 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2003 and 2002, respectively.

   The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $11,814 million and $11,041 million at December 31, 2003 and 2002, respectively. These securities had a net unrealized gain of $839 million at December 31, 2003 and a net unrealized loss of $378 million at December 31, 2002. Non-income producing fixed maturities were $357 million and $456 million at December 31, 2003 and 2002, respectively.

             Metropolitan Life Insurance Company and Subsidiaries

   The cost or amortized cost and estimated fair value of bonds at December 31, 2003, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                     Cost or
                                                    Amortized  Estimated
                                                      Cost     Fair Value
                                                    ---------  ----------
                                                    (Dollars in millions)
        Due in one year or less.................... $  4,084    $  4,233
        Due after one year through five years......   25,388      26,737
        Due after five years through ten years.....   24,539      26,662
        Due after ten years........................   32,745      36,313
                                                    --------    --------
           Subtotal................................   86,756      93,945
        Mortgage-backed and asset-backed securities   47,543      48,729
                                                    --------    --------
           Subtotal................................  134,299     142,674
        Redeemable preferred stock.................      545         474
                                                    --------    --------
           Total fixed maturities.................. $134,844    $143,148
                                                    ========    ========

   Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

   Sales of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        Years Ended December 31,
                                       -------------------------
                                         2003     2002     2001
                                       -------  -------  -------
                                         (Dollars in millions)
               Proceeds............... $48,390  $34,918  $27,576
               Gross investment gains. $   446  $ 1,683  $   634
               Gross investment losses $  (452) $  (973) $  (934)

   Gross investment losses above exclude writedowns recorded during 2003, 2002 and 2001 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $328 million, $1,342 million and $278 million, respectively.

   Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

             Metropolitan Life Insurance Company and Subsidiaries

   The following table shows the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2003:

                                                           Equal to or Greater
                                      Less than 12 months     than 12 months           Total
                                      -------------------- -------------------- --------------------
                                      Estimated   Gross    Estimated   Gross    Estimated   Gross
                                        Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                        Value      Loss      Value      Loss      Value      Loss
                                      --------- ---------- --------- ---------- --------- ----------
                                                          (Dollars in millions)
U.S. corporate securities............  $ 6,338     $136     $  962      $ 92     $ 7,300     $228
Mortgage-backed securities...........    7,133       78         18         3       7,151       81
Foreign corporate securities.........    2,446       57        331        13       2,777       70
U.S. treasuries/agencies.............    3,526       23         --        --       3,526       23
Asset-backed securities..............    2,295       29        780        25       3,075       54
Commercial mortgage-backed securities    1,998       13        227         2       2,225       15
Foreign government securities........      225       20          2        --         227       20
States and political subdivisions....      131        8         --        --         131        8
Other fixed income assets............       12       52         40        10          52       62
                                       -------     ----     ------      ----     -------     ----
   Total bonds.......................   24,104      416      2,360       145      26,464      561
Redeemable preferred stocks..........      192       60        279        13         471       73
                                       -------     ----     ------      ----     -------     ----
   Total fixed maturities............  $24,296     $476     $2,639      $158     $26,935     $634
                                       =======     ====     ======      ====     =======     ====

   At December 31, 2003, the Company had gross unrealized losses of $1 million from equity securities that had been in an unrealized loss position for less than twelve months. The amount of unrealized losses from equity securities that had been in an unrealized loss position for twelve months or greater is less than $1 million at December 31, 2003. The fair value of those equity securities that had been in an unrealized loss position for less than twelve months and for twelve months or greater at December 31, 2003, is $18 million and $21 million, respectively.

Securities Lending Program

   The Company participates in securities lending programs whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $22,290 million and $13,477 million and an estimated fair value of $23,461 million and $16,120 million were on loan under the program at December 31, 2003 and 2002, respectively. The Company was liable for cash collateral under its control of $24,065 million and $16,321 million at December 31, 2003 and 2002, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

Assets on Deposit and Held in Trust

   The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,286 million and $939 million at December 31, 2003 and 2002, respectively. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,711 million and $1,430 million at December 31, 2003 and 2002, respectively.

             Metropolitan Life Insurance Company and Subsidiaries

Mortgage Loans on Real Estate

   Mortgage loans on real estate were categorized as follows:

                                               December 31,
                                      ------------------------------
                                           2003            2002
                                      --------------  --------------
                                      Amount  Percent Amount  Percent
                                      ------- ------- ------- -------
                                           (Dollars in millions)
          Commercial mortgage loans.. $21,597    81%  $20,433    80%
          Agricultural mortgage loans   5,166    19%    5,042    20%
                                      -------   ---   -------   ---
             Total...................  26,763   100%   25,475   100%
                                                ===             ===
          Less: Valuation allowances.     126             122
                                      -------         -------
             Mortgage loans.......... $26,637         $25,353
                                      =======         =======

   Mortgage loans on real estate are collateralized by properties primarily located throughout the United States. At December 31, 2003, approximately 20%, 12% and 7% of the properties were located in California, New York and Florida, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

   Mortgage loans at December 31, 2003 and 2002 include $1,998 million and $1,515 million, respectively to MIAC, a related party, in connection with MIAC's purchase of real estate from the Company in 2001 and 2003. In addition, certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $639 million and $620 million at December 31, 2003 and 2002, respectively.

   Changes in mortgage loan valuation allowances were as follows:

                                             Years Ended December 31,
                                             -----------------------
                                             2003     2002    2001
                                             ----     ----    ----
                                             (Dollars in millions)
                  Balance at January 1...... $122     $144    $ 83
                  Additions.................   50       39     106
                  Deductions................  (46)     (56)    (45)
                  Dispositions of affiliates   --       (5)     --
                                              ----     ----    ----
                  Balance at December 31.... $126     $122    $144
                                              ====     ====    ====

   A portion of the Company's mortgage loans on real estate was impaired and consisted of the following:

                                                              December 31,
                                                              ------------------
                                                              2003         2002
                                                              ----         ----
                                                              (Dollars in millions)
         Impaired mortgage loans with valuation allowances... $286         $604
         Impaired mortgage loans without valuation allowances  146          257
                                                                ----         ----
            Total............................................  432          861
         Less: Valuation allowances on impaired mortgages....   61          121
                                                                ----         ----
            Impaired mortgage loans.......................... $371         $740
                                                                ====         ====

             Metropolitan Life Insurance Company and Subsidiaries

   The average investment in impaired mortgage loans on real estate was $615 million, $1,068 million and $938 million for the years ended December 31, 2003, 2002 and 2001, respectively. Interest income on impaired mortgage loans was $55 million, $88 million and $103 million for the years ended December 31, 2003, 2002 and 2001, respectively.

   The investment in restructured mortgage loans on real estate was $188 million and $410 million at December 31, 2003 and 2002, respectively. Interest income of $19 million, $44 million and $76 million was recognized on restructured loans for the years ended December 31, 2003, 2002 and 2001, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $24 million, $41 million and $60 million for the years ended December 31, 2003, 2002 and 2001, respectively.

   Mortgage loans on real estate with scheduled payments of 60 days (90 days for agriculture mortgages) or more past due or in foreclosure had an amortized cost of $35 million and $28 million at December 31, 2003 and 2002, respectively.

Real Estate and Real Estate Joint Ventures

   Real estate and real estate joint ventures consisted of the following:

                                                                 December 31,
                                                                --------------------
                                                                 2003       2002
                                                                 ------     ------
                                                                (Dollars in millions)
 Real estate and real estate joint ventures held-for-investment $3,446     $3,321
 Impairments...................................................   (283)      (271)
                                                                 ------     ------
    Total......................................................  3,163      3,050
                                                                 ------     ------
 Real estate held-for-sale.....................................    101        815
 Impairments...................................................     --         (5)
 Valuation allowance...........................................    (12)       (11)
                                                                 ------     ------
    Total......................................................     89        799
                                                                 ------     ------
        Real estate and real estate joint ventures............. $3,252     $3,849
                                                                 ======     ======

   Accumulated depreciation on real estate was $1,226 million and $1,319 million at December 31, 2003 and 2002, respectively. The related depreciation expense was $124 million, $180 million and $217 million for the years ended December 31, 2003, 2002 and 2001, respectively. These amounts include $15 million, $66 million and $93 million of depreciation expense related to discontinued operations for the years ended December 31, 2003, 2002 and 2001, respectively.

             Metropolitan Life Insurance Company and Subsidiaries

   Real estate and real estate joint ventures were categorized as follows:

                                       December 31,
                               ----------------------------
                                    2003           2002
                               -------------  -------------
                               Amount Percent Amount Percent
                               ------ ------- ------ -------
                                   (Dollars in millions)
                   Office..... $1,597   49 %  $2,244   58 %
                   Retail.....    660    20      697    18
                   Apartments.    499    15      454    12
                   Land.......     77     2       87     2
                   Agriculture      1    --        7    --
                   Other......    418    14      360    10
                               ------   ---   ------  ----
                      Total... $3,252   100%  $3,849  100 %
                               ======   ===   ======  ====

   The Company's real estate holdings are primarily located throughout the United States. At December 31, 2003, approximately 25%, 21% and 17% of the Company's real estate holdings were located in California, Texas and New York, respectively.

   Changes in real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                     Years Ended December 31,
                                                     -----------------------
                                                     2003     2002    2001
                                                     ----     ----    ----
                                                     (Dollars in millions)
          Balance at January 1...................... $ 11     $ 35    $ 39
          Additions charged to investment income....   17       21      16
          Deductions for writedowns and dispositions  (16)     (45)    (20)
                                                      ----     ----    ----
          Balance at December 31.................... $ 12     $ 11    $ 35
                                                      ====     ====    ====

   Investment income related to impaired real estate and real estate joint ventures held-for-investment was $35 million, $48 million and $34 million for the years ended December 31, 2003, 2002 and 2001, respectively. There was no investment income related to impaired real estate and real estate joint ventures held-for-sale for the year ended December 31, 2003. Investment income related to impaired real estate and real estate joint ventures held-for-sale was $3 million and $19 million for the years ended December 31, 2002 and 2001, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $67 million and $62 million at December 31, 2003 and 2002, respectively.

   The Company owned real estate acquired in satisfaction of debt of $1 million and $8 million at December 31, 2003 and 2002, respectively.

             Metropolitan Life Insurance Company and Subsidiaries

Leveraged Leases

   Leveraged leases, included in other invested assets, consisted of the following:

                                              December 31,
                                             --------------------
                                              2003       2002
                                              ------     ------
                                             (Dollars in millions)
                   Investment............... $  974     $  985
                   Estimated residual values    386        428
                                              ------     ------
                      Total.................  1,360      1,413
                   Unearned income..........   (380)      (368)
                                              ------     ------
                      Leveraged leases...... $  980     $1,045
                                              ======     ======

   The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from one to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred tax liability related to leveraged leases was $870 million and $981 million at December 31, 2003 and 2002, respectively.

Net Investment Income

   The components of net investment income were as follows:

                                                     Years Ended December 31,
                                                     -----------------------
                                                      2003     2002    2001
                                                     -------  ------- -------
                                                      (Dollars in millions)
   Fixed maturities................................. $ 7,757  $ 7,844 $ 8,449
   Equity securities................................      26       42      61
   Mortgage loans on real estate....................   1,811    1,840   1,838
   Real estate and real estate joint ventures (1)...     612      673     824
   Policy loans.....................................     510      512     527
   Other limited partnership interests..............      75       57      48
   Cash, cash equivalents and short-term investments      83      228     264
   Other............................................     315      286     244
                                                     -------  ------- -------
      Total.........................................  11,189   11,482  12,255
   Less: Investment expenses (1)....................     832      851   1,201
                                                     -------  ------- -------
      Net investment income......................... $10,357  $10,631 $11,054
                                                     =======  ======= =======

--------
(1)Excludes amounts related to real estate held-for-sale presented as discontinued operations in accordance with SFAS 144.

             Metropolitan Life Insurance Company and Subsidiaries

Net Investment Gains (Losses)

   Net investment gains (losses), including changes in valuation allowances, and related policyholder amounts were as follows:

                                                     Years Ended December 31,
                                                     -----------------------
                                                      2003    2002    2001
                                                     -----   -----   ------
                                                     (Dollars in millions)
     Fixed maturities............................... $(373)  $(862)  $ (644)
     Equity securities..............................    39     230       66
     Mortgage loans on real estate..................   (51)    (21)     (91)
     Real estate and real estate joint ventures (1).    19      (6)   1,626
     Other limited partnership interests............   (84)     (2)    (161)
     Sales of businesses............................     5      (7)      25
     Derivatives (2)................................  (122)   (140)     124
     Other..........................................    21     (28)     (27)
                                                     -----   -----   ------
            Total...................................  (546)   (836)     918

     Amounts allocated from:
        Deferred policy acquisition costs...........    26     (11)     (21)
        Participating contracts.....................    89      (7)    (105)
        Policyholder dividend obligation............   144     157      159
                                                     -----   -----   ------
            Total net investment gains (losses)..... $(287)  $(697)  $  951
                                                     =====   =====   ======

--------
(1)The amounts presented exclude amounts related to sales of real estate held-for-sale presented as discontinued operations in accordance with SFAS 144.
(2)The amounts presented include scheduled periodic settlement payments on derivative instruments that do not qualify for hedge accounting under SFAS 133.

   Investment gains and losses are net of related policyholder amounts. The amounts netted against investment gains and losses are (i) amortization of DAC to the extent that such amortization results from investment gains and losses;
(ii) adjustments to participating contractholder accounts when amounts equal to such investment gains and losses are applied to the contractholder's accounts; and (iii) adjustments to the policyholder dividend obligation resulting from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

   Real estate and real estate joint ventures net investment gains for 2001 include $1,630 million related to the sale of real estate to MIAC.

             Metropolitan Life Insurance Company and Subsidiaries

Net Unrealized Investment Gains

   The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2003     2002     2001
                                                 -------  -------  -------
                                                   (Dollars in millions)
     Fixed maturities........................... $ 8,094  $ 6,701  $ 2,958
     Equity securities..........................     353       56      619
     Derivatives................................    (395)     (24)      71
     Other invested assets......................     (55)       1       59
                                                 -------  -------  -------
        Total...................................   7,997    6,734    3,707
                                                 -------  -------  -------
     Amounts allocated from:
        Future policy benefit loss recognition..  (1,453)  (1,242)     (30)
        Deferred policy acquisition costs.......    (495)    (366)      (6)
        Participating contracts.................    (117)    (129)    (127)
        Policyholder dividend obligation........  (2,130)  (1,882)    (708)
     Deferred income taxes......................  (1,397)  (1,124)  (1,037)
                                                 -------  -------  -------
        Total...................................  (5,592)  (4,743)  (1,908)
                                                 -------  -------  -------
            Net unrealized investment gains..... $ 2,405  $ 1,991  $ 1,799
                                                 =======  =======  =======

   The changes in net unrealized investment gains were as follows:


                                                                      Years Ended December 31,
                                                                      -----------------------
                                                                       2003     2002    2001
                                                                      ------  -------  ------
                                                                       (Dollars in millions)
Balance at January 1................................................. $1,991  $ 1,799  $1,183
Unrealized investment gains during the year..........................    994    2,803   1,391
Unrealized investment gains (losses) relating to:
   Future policy benefit (loss) gain recognition.....................   (211)  (1,212)    254
   Deferred policy acquisition costs.................................   (129)    (204)   (128)
   Participating contracts...........................................     12       (2)      6
   Policyholder dividend obligation..................................   (248)  (1,174)   (323)
Deferred income taxes................................................   (179)     (72)   (475)
Unrealized investment gains (losses) of subsidiaries at date of sale,
  net of deferred income taxes.......................................    175       53    (109)
                                                                      ------  -------  ------
Balance at December 31............................................... $2,405  $ 1,991  $1,799
                                                                      ======  =======  ======
Net change in unrealized investment gains............................ $  414  $   192  $  616
                                                                      ======  =======  ======


Structured Investment Transactions

   The Company securitizes high yield debt securities, investment grade bonds and structured finance securities. The Company has sponsored four securitizations with a total of approximately $1,431 million in financial assets as of December 31, 2003. The Company's beneficial interests in these SPEs as of December 31, 2003 and 2002 and the related investment income for the years ended December 31, 2003, 2002 and 2001 were insignificant.

             Metropolitan Life Insurance Company and Subsidiaries

   The Company also invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $880 million and $870 million at December 31, 2003 and 2002, respectively. The related income recognized was $78 million, $1 million and $44 million for the years ended December 31, 2003, 2002 and 2001, respectively.

Variable Interest Entities

   As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN46(r). At December 31, 2003, FIN 46(r) did not require the Company to consolidate any additional VIEs that were not previously consolidated.

   The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that (i) it is the primary beneficiary and which will be consolidated in the Company's financial statements beginning March 31, 2004 and (ii) it holds significant valuable interests but it is not the primary beneficiary and which will not be consolidated:

                                                     December 31, 2003
                                  -------------------------------------------------------
                                    Primary Beneficiary (1)     Not Primary Beneficiary
                                  --------------------------- ---------------------------
                                    Total    Maximum Exposure   Total    Maximum Exposure
                                  Assets (2)   to Loss (3)    Assets (2)   to Loss (3)
                                  ---------- ---------------- ---------- ----------------
                                                   (Dollars in millions)
SPEs:
Asset-backed securitizations and
  collateralized debt obligations    $ --          $ --         $2,400         $20

Non-SPEs:
Real estate joint ventures (4)...     617           238             42          59
Other limited partnerships (5)...      29            27            445          10
                                     ----          ----         ------         ---
   Total.........................    $646          $265         $2,887         $89
                                     ====          ====         ======         ===

--------
(1)Had the Company consolidated these VIEs at December 31, 2003, the transition adjustments would have been $10 million, net of income tax.
(2)The assets of the asset-backed securitizations and collateralized debt obligations are reflected at fair value as of December 31, 2003. The assets of the real estate joint ventures and other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.
(3)The maximum exposure to loss of the asset-backed securitizations and collateralized debt obligations is equal to the carrying amounts of retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures and other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.
(4)Real estate joint ventures include partnerships and other ventures, which engage in the acquisition, development, management and disposal of real estate investments.
(5)Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits.

             Metropolitan Life Insurance Company and Subsidiaries

3.  Derivative Financial Instruments

   The table below provides a summary of notional amount and fair value of derivative financial instruments held at December 31, 2003 and 2002:


                                             2003                        2002
                                  --------------------------- ---------------------------
                                             Current Market              Current Market
                                             or Fair Value               or Fair Value
                                  Notional ------------------ Notional ------------------
                                   Amount  Assets Liabilities  Amount  Assets Liabilities
                                  -------- ------ ----------- -------- ------ -----------
                                                   (Dollars in millions)
Financial futures................ $ 1,015   $  8     $ 24     $     4   $ --     $ --
Interest rate swaps..............   9,921    189       36       3,866    196      126
Floors...........................     325      5       --         325      9       --
Caps.............................   9,483     29       --       7,770     --       --
Financial forwards...............   1,310      2        3       1,870     --       12
Foreign currency swaps...........   4,679      9      791       2,371     92      181
Options..........................   6,065      7       --       6,472      9       --
Foreign currency forwards........     528     --       10           1     --       --
Credit default swaps.............     605      2        1         376      2       --
                                  -------   ----     ----     -------   ----     ----
   Total contractual commitments. $33,931   $251     $865     $23,055   $308     $319
                                  =======   ====     ====     =======   ====     ====


   The following is a reconciliation of the notional amounts by derivative type and strategy at December 31, 2003 and 2002:

                                              December 31, 2002           Terminations/ December 31, 2003
                                               Notional Amount  Additions  Maturities    Notional Amount
                                              ----------------- --------- ------------- -----------------
                                                                 (Dollars in millions)
BY DERIVATIVE TYPE
Financial futures............................      $     4       $ 1,543     $  532          $ 1,015
Interest rate swaps..........................        3,866         8,040      1,985            9,921
Floors.......................................          325            --         --              325
Caps.........................................        7,770         3,000      1,287            9,483
Financial forwards...........................        1,870         1,310      1,870            1,310
Foreign currency swaps.......................        2,371         2,516        208            4,679
Options......................................        6,472            --        407            6,065
Foreign currency forwards....................            1           527         --              528
Written covered calls........................           --         1,178      1,178               --
Credit default swaps.........................          376           284         55              605
                                                   -------       -------     ------          -------
   Total contractual commitments.............      $23,055       $18,398     $7,522          $33,931
                                                   =======       =======     ======          =======
BY DERIVATIVE STRATEGY
Liability hedging............................      $ 8,683       $ 5,030     $1,187          $12,526
Invested asset hedging.......................        5,284         6,671      1,459           10,496
Portfolio hedging............................        9,028         2,323      4,429            6,922
Firm commitments and forecasted transactions.           60         3,847        447            3,460
Hedging net investments in foreign operations           --           527         --              527
                                                   -------       -------     ------          -------
   Total contractual commitments.............      $23,055       $18,398     $7,522          $33,931
                                                   =======       =======     ======          =======

             Metropolitan Life Insurance Company and Subsidiaries

   The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2003:

                                                             Remaining Life
                                  ---------------------------------------------------------------------
                                  One Year   After One Year   After Five Years
                                  or Less  Through Five Years Through Ten Years After Ten Years  Total
                                  -------- ------------------ ----------------- --------------- -------
                                                          (Dollars in millions)
Financial futures................ $ 1,015       $    --            $   --           $   --      $ 1,015
Interest rate swaps..............     242         6,297             1,716            1,666        9,921
Floors...........................      --            --               325               --          325
Caps.............................   3,000         6,483                --               --        9,483
Financial forwards...............   1,310            --                --               --        1,310
Foreign currency swaps...........     326         1,663             2,255              435        4,679
Options..........................   4,163         1,901                --                1        6,065
Foreign currency forwards........     528            --                --               --          528
Credit default swaps.............     209           396                --               --          605
                                  -------       -------            ------           ------      -------
   Total contractual commitments. $10,793       $16,740            $4,296           $2,102      $33,931
                                  =======       =======            ======           ======      =======

   The following table presents the notional amounts and fair values of derivatives by type of hedge designation at December 31, 2003 and 2002:

                                 2003                       2002
                      -------------------------- ---------------------------
                                  Fair Value                  Fair Value
                               -----------------          ------------------
                      Notional                   Notional
                       Amount  Asset Liabilities  Amount  Assets Liabilities
                      -------- ----- ----------- -------- ------ -----------
                                      (Dollars in millions)
   BY TYPE OF HEDGE
   Fair value........ $ 3,678  $ 27     $291     $   418   $ --     $ 64
   Cash flow.........  12,968    54      422       3,445     69       72
   Foreign Operations     527    --       10          --     --       --
   Non qualifying....  16,758   170      142      19,192    239      183
                      -------  ----     ----     -------   ----     ----
      Total.......... $33,931  $251     $865     $23,055   $308     $319
                      =======  ====     ====     =======   ====     ====

   The company recognizes net investment expense of $61 million and $4 million and net investment income of $8 million, from the periodic settlement of interest rate caps and interest rate, foreign currency and credit default swaps that qualify as accounting hedges under SFAS No. 133, as amended, for the years ended December 31, 2003, 2002 and 2001, respectively.


   During the years ended December 31, 2003 and 2002, the Company recognized $184 million and $30 million, respectively, in net investment losses related to qualifying fair value hedges. Accordingly, $158 million and $34 million of net unrealized gains on fair value hedged investments were recognized in net investment losses during the years ended December 31, 2003 and 2002, respectively. There were no discontinued fair value hedges during the years ended December 31, 2003 or 2002. There were no derivatives designated as fair value hedges during the year ended December 31, 2001.


   For the years ended December 31, 2003 and 2002, the net amounts accumulated in other comprehensive income relating to cash flow hedges were losses of $379 million and $24 million, respectively. For the years ended December 31, 2003 and 2002, the market value of cash flow hedges decreased by $418 million and $145 million, respectively. During the years ended December 31, 2003 and 2002, the Company recognized other

             Metropolitan Life Insurance Company and Subsidiaries comprehensive net losses of $349 million and $142 million, respectively, relating to the effective portion of cash flow hedges. During the year ended December 31, 2003, other comprehensive expense of $2 million was reclassified to net investment income. During the year ended December 31, 2002, other comprehensive losses of $57 million were reclassified to net investment losses. During the year ended December 31, 2003, insignificant amounts were recognized in net investment losses related to discontinued cash flow hedges. During the year ended December 31, 2002 and 2001 no cash flow hedges were discontinued. For the years ended December 31, 2003, 2002 and 2001, $8 million, $10 million and $19 million of other comprehensive income was reclassified to net investment income, respectively, related to the SFAS 133 transition adjustment.

   Approximately $2 million of net investment expense and $17 million of net losses reported in accumulated other comprehensive income at December 31, 2003 are expected to be reclassified during the year ending December 31, 2004 into net investment income and net investment loss, respectively, as the derivatives and underlying investments mature or expire according to their original terms.

   For the years ended December 31, 2003, 2002 and 2001, the Company recognized as net investment gains, the settlement payments on derivative instruments of $84 million, $32 million and $24 million, respectively, and net investment losses from changes in fair value of $206 million and $172 million and net investment gains of $100 million, respectively, related to derivatives not qualifying as accounting hedges.

   The Company uses forward exchange contracts that provide an economic hedge on portions of its net investments in foreign operations against adverse movements in foreign currency exchange rates. For the year ended December 31, 2003, the Company experienced net unrealized foreign currency losses of $10 million related to hedges of its net investments in foreign operations. These unrealized losses were recorded as components of accumulated other comprehensive income.

             Metropolitan Life Insurance Company and Subsidiaries

4.  Insurance

Deferred Policy Acquisition Costs

   Information regarding VOBA and DAC for the years ended December 31, 2003, 2002 and 2001 is as follows:

                                                        Deferred
                                              Value of   Policy
                                              Business Acquisition
                                              Acquired    Costs     Total
                                              -------- ----------- -------
                                                  (Dollars in millions)
     Balance at December 31, 2000............  $1,674    $ 8,823   $10,497
     Capitalizations.........................      --      2,018     2,018
                                               ------    -------   -------
            Total............................   1,674     10,841    12,515
     Amortization allocated to:
        Net investment gains (losses)........     (15)        36        21
        Unrealized investment gains (losses).      16        112       128
        Other expenses.......................     178      1,256     1,434
                                               ------    -------   -------
            Total amortization...............     179      1,404     1,583
     Dispositions and other..................       7       (468)     (461)
                                               ------    -------   -------
     Balance at December 31, 2001............   1,502      8,969    10,471
     Capitalizations.........................      --      2,227     2,227
                                               ------    -------   -------
            Total............................   1,502     11,196    12,698
     Amortization allocated to:
        Net investment gains (losses)........      16         (5)       11
        Unrealized investment gains (losses).      31        173       204
        Other expenses.......................     121      1,380     1,501
                                               ------    -------   -------
            Total amortization...............     168      1,548     1,716
     Dispositions and other..................    (463)      (853)   (1,316)
                                               ------    -------   -------
     Balance at December 31, 2002............     871      8,795     9,666
     Capitalizations.........................      --      1,982     1,982
     Acquisitions............................      --        218       218
                                               ------    -------   -------
            Total............................     871     10,995    11,866
     Amortization allocated to:                                         --
        Net investment gains (losses)........      (5)       (21)      (26)
        Unrealized investment gains (losses).      (9)       138       129
        Other expenses.......................      49      1,332     1,381
                                               ------    -------   -------
            Total amortization...............      35      1,449     1,484
     Dispositions and other..................      --       (150)     (150)
                                               ------    -------   -------
     Balance at December 31, 2003............  $  836    $ 9,396   $10,232
                                               ======    =======   =======

   The estimated future amortization expense allocated to other expenses for VOBA is $71 million in 2004, $69 million in 2005, $63 million in 2006, $59 million in 2007 and $56 million in 2008.

   Amortization of VOBA and DAC is allocated to (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would

             Metropolitan Life Insurance Company and Subsidiaries have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

   Investment gains and losses related to certain products have a direct impact on the amortization of VOBA and DAC. Presenting investment gains and losses net of related amortization of VOBA and DAC provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

Future Policy Benefits and Policyholder Account Balances

   Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 3% to 9%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off.

   Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liabilities range from 3% to 9%. Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

   Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals.

   The liability for unpaid claims and claim expenses for property and casualty insurance represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated salvage and subrogation. Revisions of these estimates are included in operations in the year such refinements are made.

Separate Accounts

   Separate accounts include two categories of account types: non-guaranteed separate accounts totaling $47,198 million and $38,702 million at December 31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk, and guaranteed separate accounts totaling $16,463 million and $15,210 million at December 31, 2003 and 2002, respectively, for which the Company contractually guarantees either a minimum return or account value to the policyholder.

   Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $451 million, $461 million and $559 million for the years ended December 31,

             Metropolitan Life Insurance Company and Subsidiaries

2003, 2002 and 2001, respectively. Guaranteed separate accounts consisted primarily of Met Managed Guaranteed Interest Contracts and participating close-out contracts. The average interest rates credited on these contracts were 4.5% and 4.8% at December 31, 2003 and 2002, respectively. The assets that support these liabilities were comprised of $13,504 million and $12,979 million in fixed maturities at December 31, 2003 and 2002, respectively.

5.  Reinsurance

   The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. This practice was initiated by different franchises for different products starting at various points in time between 1992 and 2000. Risks in excess of $25 million on single life policies and $30 million on survivorship policies are 100% coinsured. In addition, in 1998, the Company reinsured substantially all of the mortality risk on its universal life policies issued since 1983. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which are an inherent risk of the property and casualty business and could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

   The Company has also protected itself through the purchase of combination risk coverage. This reinsurance coverage pools risks from several lines of business and includes individual and group life claims in excess of $2 million per policy, as well as excess property and casualty losses, among others.

   See Note 12 for information regarding certain excess of loss reinsurance agreements providing coverage for risks associated primarily with sales practices claims.

   The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             Years Ended December 31,
                                                            -------------------------
                                                              2003     2002     2001
                                                            -------  -------  -------
                                                              (Dollars in millions)
Direct premiums............................................ $16,843  $17,859  $16,257
Reinsurance assumed........................................   3,568    2,948    2,786
Reinsurance ceded..........................................  (2,260)  (2,346)  (2,020)
                                                            -------  -------  -------
Net premiums............................................... $18,151  $18,461  $17,023
                                                            =======  =======  =======
Reinsurance recoveries netted against policyholder benefits $ 2,175  $ 2,478  $ 2,069
                                                            =======  =======  =======

   Reinsurance recoverables, included in premiums and other receivables, were $3,692 million and $3,833 million at December 31, 2003 and 2002, respectively, including $1,341 million and $1,348 million, respectively,

             Metropolitan Life Insurance Company and Subsidiaries relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $102 million and $74 million at December 31, 2003 and 2002, respectively.

   Included in premiums and other receivables are reinsurance recoverables due from Exeter Reassurance Company, Limited, a related party, of $507 million and $502 million at December 31, 2003 and 2002, respectively.

   Included in future policy benefits, other policyholder funds, and policyholder account balances are reinsurance liabilities assumed from MIAC, Cova Corporation, MetLife Investor's Group, Inc. and MetLife International Holdings, Inc., related parties, of $790 million, $1,807 million, and $190 million and $772 million, $1,694 million, and $136 million, respectively, at December 31, 2003 and 2002.


   The following table provides an analysis of the activity in the liability for benefits relating to property and casualty group accident and non-medical health policies and contracts (See Note 17):


                                             Years Ended December 31,
                                            -------------------------
                                              2003     2002     2001
                                            -------  -------  -------
                                              (Dollars in millions)
          Balance at January 1............. $ 4,821  $ 4,597  $ 4,226
             Reinsurance recoverables......    (496)    (457)    (410)
                                            -------  -------  -------
          Net balance at January 1.........   4,325    4,140    3,816
                                            -------  -------  -------
          Incurred related to:
             Current year..................   3,816    4,219    4,182
             Prior years...................      28      (81)     (84)
                                            -------  -------  -------
                                              3,844    4,138    4,098
                                            -------  -------  -------
          Paid related to:
             Current year..................  (2,153)  (2,559)  (2,538)
             Prior years...................  (1,290)  (1,332)  (1,236)
                                            -------  -------  -------
                                             (3,443)  (3,891)  (3,774)
                                            -------  -------  -------
          Dispositions.....................  (1,450)     (62)      --
          Net Balance at December 31.......   3,276    4,325    4,140
             Add: Reinsurance recoverables.     284      496      457
                                            -------  -------  -------
          Balance at December 31........... $ 3,560  $ 4,821  $ 4,597
                                            =======  =======  =======

6.  Closed Block

   On April 7, 2000 ("the date of demutualization"), Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

             Metropolitan Life Insurance Company and Subsidiaries

   The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

   The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

             Metropolitan Life Insurance Company and Subsidiaries

   Closed block liabilities and assets designated to the closed block are as follows:

                                                                             December 31,
                                                                           --------------------
                                                                             2003       2002
                                                                            -------    -------
                                                                           (Dollars in millions)
CLOSED BLOCK LIABILITIES
Future policy benefits.................................................... $41,928    $41,207
Other policyholder funds..................................................     260        279
Policyholder dividends payable............................................     682        719
Policyholder dividend obligation..........................................   2,130      1,882
Payables under securities loaned transactions.............................   6,418      4,851
Other liabilities.........................................................     180        433
                                                                            -------    -------
       Total closed block liabilities.....................................  51,598     49,371
                                                                            -------    -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
   Fixed maturities available-for-sale, at fair value
     (amortized cost: $30,381 and $28,339, respectively)..................  32,348     29,981
   Equity securities, at fair value (cost: $217 and $236, respectively)...     250        218
   Mortgage loans on real estate..........................................   7,431      7,032
   Policy loans...........................................................   4,036      3,988
   Short-term investments.................................................     123         24
   Other invested assets..................................................     108        604
                                                                            -------    -------
       Total investments..................................................  44,296     41,847
Cash and cash equivalents.................................................     531        435
Accrued investment income.................................................     527        540
Deferred income taxes.....................................................   1,043      1,151
Premiums and other receivables............................................     164        130
                                                                            -------    -------
       Total assets designated to the closed block........................  46,561     44,103
                                                                            -------    -------
Excess of closed block liabilities over assets designated to to the closed
  block...................................................................   5,037      5,268
                                                                            -------    -------
Amounts included in accumulated other comprehensive loss:
   Net unrealized investment gains, net of deferred
     income tax of $730 and $577, respectively............................   1,270      1,047
   Unrealized derivative gains (losses), net of deferred income
     tax (benefit) expense of $(28) and $7, respectively..................     (48)        13
   Allocated to policyholder dividend obligation, net of
     deferred income tax benefit of ($778) and ($668), respectively.......  (1,352)    (1,214)
                                                                            -------    -------
                                                                              (130)      (154)
                                                                            -------    -------
Maximum future earnings to be recognized from closed
  block assets and liabilities............................................ $ 4,907    $ 5,114
                                                                            =======    =======

             Metropolitan Life Insurance Company and Subsidiaries

   Information regarding the policyholder dividend obligation is as follows:

                                                                Years Ended December 31,
                                                                ---------------------
                                                                 2003      2002    2001
                                                                ------    ------  -----
                                                                (Dollars in millions)
Balance at beginning of year................................... $1,882    $  708  $ 385
Impact on net income before amounts allocated from policyholder
  dividend obligation..........................................    144       157    159
Net investment gains (losses)..................................   (144)     (157)  (159)
Change in unrealized investment and derivative gains...........    248     1,174    323
                                                                ------    ------  -----
Balance at end of year......................................... $2,130    $1,882  $ 708
                                                                ======    ======  =====

   Closed block revenues and expenses were as follows:

                                                                         Years Ended December 31,
                                                                         -----------------------
                                                                          2003    2002    2001
                                                                         ------  ------  ------
                                                                         (Dollars in millions)
REVENUES
Premiums................................................................ $3,365  $3,551  $3,658
Net investment income and other revenues................................  2,554   2,568   2,547
Net investment gains (losses) (net of amounts allocated from the policyholder dividend obligation of ($144), ($157) and ($159),
  respectively).........................................................     16     168     (12)
                                                                         ------  ------  ------
   Total revenues.......................................................  5,935   6,287   6,193
                                                                         ------  ------  ------
EXPENSES
Policyholder benefits and claims........................................  3,660   3,770   3,862
Policyholder dividends..................................................  1,509   1,573   1,544
Change in policyholder dividend obligation (excludes amounts directly related to net investment gains (losses) of ($144), ($157) and ($159),
  respectively).........................................................    144     157     159
Other expenses..........................................................    297     310     352
                                                                         ------  ------  ------
   Total expenses.......................................................  5,610   5,810   5,917
                                                                         ------  ------  ------
Revenues net of expenses before income taxes............................    325     477     276
Income taxes............................................................    118     173      97
                                                                         ------  ------  ------
Revenues net of expenses and income taxes............................... $  207  $  304  $  179
                                                                         ======  ======  ======

   The change in maximum future earnings of the closed block is as follows:

                                             Years Ended December 31,
                                             ----------------------
                                              2003     2002    2001
                                             ------   ------  ------
                                              (Dollars in millions)
            Balance at end of year.......... $4,907   $5,114  $5,333
            Less:
               Reallocation of assets.......     --       85      --
               Balance at beginning of year.  5,114    5,333   5,512
                                             ------   ------  ------
            Change during year.............. $ (207)  $ (304) $ (179)
                                             ======   ======  ======

             Metropolitan Life Insurance Company and Subsidiaries

   During the year ended December 31, 2002, the allocation of assets to the closed block was revised to appropriately classify assets in accordance with the plan of demutualization. The reallocation of assets had no impact on consolidated assets or liabilities.

   Metropolitan Life charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of demutualization. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

   Many of the derivative instrument strategies used by the Company are also used for the closed block. The table below provides a summary of the notional amount and fair value of derivatives by hedge accounting classification at:

                          December 31, 2003           December 31, 2002
                     --------------------------- ---------------------------
                                  Fair Value                  Fair Value
                     Notional ------------------ Notional ------------------
                      Amount  Assets Liabilities  Amount  Assets Liabilities
                     -------- ------ ----------- -------- ------ -----------
                                      (Dollars in millions)
    By Type of Hedge
    Fair value......   $  6    $--       $ 1       $ --    $--       $--
    Cash flow.......    473     --        80        128      2        11
    Non qualifying..     90     --        12        258     32         2
                       ----    ---       ---       ----    ---       ---
       Total........   $569    $--       $93       $386    $34       $13
                       ====    ===       ===       ====    ===       ===

   During the years ended December 31, 2003, 2002 and 2001, the closed block recognized net investment expenses of $2 million and net investment income of $1 million and $1 million, respectively, from the periodic settlement of interest rate caps and interest rate, foreign currency and credit default swaps that qualify as accounting hedges under SFAS 133, as amended.

   During the year ended December 31, 2003, the closed block recognized $1 million in net investment losses related to qualifying fair value hedges. Accordingly, $1 million of unrealized gains on fair value hedged investments was recognized in net investment losses during the year ended December 31, 2003. There were no fair value hedges during the years ended December 31, 2002 and 2001. There were no discontinued fair value hedges during the years ended December 31, 2003, 2002 and 2001.

   For the years ended December 31, 2003 and 2002, the net amounts accumulated in other comprehensive income relating to cash flow hedges were losses of $76 million and gains of $20 million, respectively. For the years ended December 31, 2003 and 2002, the market value of cash flow hedges decreased by $106 million and increased $4 million, respectively. During the years ended December 31, 2003 and 2002, the closed block recognized other comprehensive net losses of $93 million and other comprehensive net gains of $4 million, respectively, relating to the effective portion of cash flow hedges. During the years ended December 31, 2003, 2002 and 2001, no cash flow hedges were discontinued. For the years ended December 31, 2003 and 2002, $3 million and $4 million of other comprehensive income was reclassified to net investment income, respectively, related to the SFAS 133 transition adjustment. Amounts reclassified for transition adjustment for the year ended December 31, 2001 were insignificant.

   Approximately $5 million of net losses reported in accumulated other comprehensive income at December 31, 2003 are expected to be reclassified during the year ending December 31, 2004 into net investment losses as the derivatives and underlying investments mature or expire according to their original terms.

             Metropolitan Life Insurance Company and Subsidiaries

   For the years ended December 31, 2003, 2002 and 2001, scheduled periodic settlement payments on derivative instruments recognized as net investment gains and losses were immaterial. Net investment losses from changes in fair value of $18 million and $11 million and gains of $5 million related to derivatives not qualifying as accounting hedges were recognized for the years ended December 31, 2003, 2002 and 2001, respectively.

7.  Debt

   Debt consisted of the following:

                                                                                  December 31,
                                                                                  ---------------------
                                                                                   2003       2002
                                                                                    ------     ------
                                                                                  (Dollars in millions)
Surplus notes, interest rates ranging from 7.00% to 7.88%, maturity dates ranging
  from 2005 to 2025.............................................................. $  940     $1,632
Capital notes payable to the Holding Company, interest rate of 7.13%, maturity
  dates ranging from 2032 to 2033................................................    500        500
Senior notes, interest rates ranging from 6.75% to 7.25%, maturity dates ranging
  from 2006 to 2011..............................................................    299        298
Fixed rate notes, interest rates ranging from 1.69% to 12.00%, maturity dates
  ranging from 2005 to 2009......................................................    103         33
Capital lease obligations........................................................     74         21
Other notes with varying interest rates..........................................    139        140
                                                                                    ------     ------
Total long-term debt.............................................................  2,055      2,624
Total short-term debt............................................................  3,536        912
                                                                                    ------     ------
   Total......................................................................... $5,591     $3,536
                                                                                    ======     ======

   The Company maintains committed and unsecured credit facilities aggregating $2,478 million ($1,000 million expiring in 2004, $1,303 million expiring in 2005 and $175 million expiring in 2006). If these facilities were drawn upon, they would bear interest at rates stated in the agreements. The facilities are primarily used for general corporate purposes and as back-up lines of credit for the borrowers' commercial paper program. At December 31, 2003, the Company had drawn approximately $49 million under the facilities expiring in 2005 at interest rates ranging from 4.08% to 5.48% and approximately another $50 million under the facility expiring in 2006 at an interest rate of 1.69%. In April 2003, the Company replaced an expiring $1 billion five-year credit facility with a $1 billion 364-day credit facility and the Holding Company was added as a borrower. In May 2003, the Company replaced an expiring $140 million three-year credit facility, with a $175 million three-year credit facility which expires in 2006. At December 31, 2003, the Company had approximately $616 million in letters of credit from various banks.

   Payments of interest and principal on the surplus notes, subordinated to all other indebtedness, may be made only with the prior approval of the insurance department of the state of domicile. On November 1, 2003, the Company redeemed the $300 million of 7.45% surplus notes outstanding scheduled to mature on November 1, 2023 at a redemption price of $311 million.

   The aggregate maturities of long-term debt for the Company are $131 million in 2004, $309 million in 2005, $160 million in 2006, $14 million in 2007, $24 million in 2008 and $1,417 million thereafter.

             Metropolitan Life Insurance Company and Subsidiaries

   Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 1.1% and a weighted average maturity of 33 days at December 31, 2003. Short-term debt of the Company consisted of commercial paper with a weighted average interest rate of 1.4% and a weighted average maturity of 63 days at December 31, 2002. The Company also has other collateralized borrowings with a weighted average coupon rate of 5.07% and a weighted average maturity of 30 days at December 31, 2003. Such securities had a weighted average coupon rate of 5.83% and a weighted average maturity of 34 days at December 31, 2002.

   Interest expense related to the Company's indebtedness included in other expenses was $265 million, $208 million and $313 million for the years ended December 31, 2003, 2002 and 2001, respectively.

8. Shares Subject to Mandatory Redemption and Company-Obligated Mandatorily Redeemable
   Securities of Subsidiary Trusts

   GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million, at both December 31, 2003 and 2002. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2003, 2002 and 2001.

   RGA Capital Trust I. In December 2001, a majority-owned subsidiary of the Company, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051, and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $158 million, net of unamortized discount of $67 million, at both December 31, 2003 and 2002.

9.  September 11, 2001 Tragedies

   On September 11, 2001, terrorist attacks occurred in New York, Washington, D.C. and Pennsylvania (the "tragedies") triggering a significant loss of life and property, which had an adverse impact on certain of the Company's businesses. The Company's original estimate of the total insurance losses related to the tragedies, which was recorded in the third quarter of 2001, was $208 million, net of income taxes of $117 million. As of December 31, 2003 and 2002, the Company's remaining liability for unpaid and future claims associated with the tragedies was $9 million and $47 million, respectively, principally related to disability coverages. This estimate has been and will continue to be subject to revision in subsequent periods, as claims are received from insureds and processed. Any revision to the estimate of losses in subsequent periods will affect net income in such periods.

             Metropolitan Life Insurance Company and Subsidiaries

10.  Business Realignment Initiatives

   During the fourth quarter of 2001, the Company implemented several business realignment initiatives, which resulted from a strategic review of operations and an ongoing commitment to reduce expenses. The impact of these actions on a segment basis were charges of $399 million in Institutional, $97 million in Individual and $3 million in Auto & Home. The liability at December 31, 2003 and 2002 was $27 million and $40 million, in the Institutional segment and $9 million and $14 million, in the Individual segment, respectively. The remaining liability is due to certain contractual obligations. The remaining liability in the Individual segment as of December 31, 2002 does not include $4 million, related to MetLife Investors Group, Inc., a subsidiary sold to the Holding Company in December 2002. There was no liability remaining for Metlife Investors Group, Inc., as of December 31, 2003.

11.  Income Taxes

   The provision for income taxes for continuing operations was as follows:

                                                Years Ended
                                               December 31,
                                             --------------------
                                             2003    2002   2001
                                             ----   -----   ----
                                             (Dollars in millions)
                  Current:
                     Federal................ $357   $ 826   $(83)
                     State and local........   19     (18)    (4)
                     Foreign................    2      (5)    15
                                              ----  -----   ----
                                              378     803    (72)
                                              ----  -----   ----
                  Deferred:
                     Federal................  283    (322)   813
                     State and local........   27      17     32
                     Foreign................   --      12      1
                                              ----  -----   ----
                                              310    (293)   846
                                              ----  -----   ----
                  Provision for income taxes $688   $ 510   $774
                                              ====  =====   ====

   Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                           Years Ended
                                                           December 31,
                                                        --------------------
                                                         2003   2002   2001
                                                        -----   ----   ----
                                                        (Dollars in millions)
     Tax provision at U.S. statutory rate.............. $ 845   $578   $754
     Tax effect of:
        Tax exempt investment income...................  (101)   (86)   (82)
        State and local income taxes...................    42     18     29
        Foreign operations net of foreign income taxes.   (17)     4      4
        Prior year taxes...............................   (25)    (8)    36
        Sales of businesses............................    --     --      5
        Other, net.....................................   (56)     4     28
                                                        -----   ----   ----
     Provision for income taxes........................ $ 688   $510   $774
                                                        =====   ====   ====

             Metropolitan Life Insurance Company and Subsidiaries

   Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                        December 31,
                                                      --------------------
                                                        2003       2002
                                                       -------    -------
                                                      (Dollars in millions)
         Deferred income tax assets:
            Policyholder liabilities and receivables. $ 2,597    $ 3,020
            Net operating losses.....................     245        187
            Litigation related.......................      72         95
            Other....................................     179        286
                                                       -------    -------
                                                        3,093      3,588
            Less: Valuation allowance................      16         14
                                                       -------    -------
                                                        3,077      3,574
                                                       -------    -------
         Deferred income tax liabilities:
            Investments..............................   1,352      1,597
            Deferred policy acquisition costs........   2,815      2,699
            Employee benefits........................     151         65
            Net unrealized investment gains..........   1,397      1,124
            Other....................................      60         36
                                                       -------    -------
                                                        5,775      5,521
                                                       -------    -------
         Net deferred income tax liability........... $(2,698)   $(1,947)
                                                       =======    =======

   Domestic net operating loss carryforwards amount to $650 million at December 31, 2003 and will expire beginning in 2013. Foreign net operating loss carryforwards amount to $55 million at December 31, 2003 and were generated in various foreign countries with expiration periods of five years to infinity.

   The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. The 2003 tax provision also includes an adjustment revising the estimate of income taxes for 2002.

   The Internal Revenue Service has audited the Company for the years through and including 1996. The Company is being audited for the years 1997, 1998 and 1999. The Company believes that any adjustments that might be required for open years will not have a material effect on its consolidated financial statements.

12.  Commitments, Contingencies and Guarantees

Litigation

  Sales Practices Claims

   Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American Life Insurance Company ("General American") have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims."

             Metropolitan Life Insurance Company and Subsidiaries

   In December 1999, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, MIAC or Metropolitan Tower Life Insurance Company between January 1, 1982 and December 31, 1997. The class includes owners of approximately six million in-force or terminated insurance policies and approximately one million in-force or terminated annuity contracts or certificates.

   Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. In October 2000, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by New England Mutual between January 1, 1983 through August 31, 1996. The class includes owners of approximately 600,000 in-force or terminated policies. A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by General American between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies.

   Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2003, there are approximately 366 sales practices lawsuits pending against Metropolitan Life, approximately 40 sales practices lawsuits pending against New England Mutual and approximately 25 sales practices lawsuits pending against General American. Metropolitan Life, New England Mutual and General American continue to defend themselves vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

   The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England Mutual and General American.

   Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England Mutual's or General American's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Asbestos-Related Claims

   Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits have principally been based upon allegations relating to certain research, publication and

             Metropolitan Life Insurance Company and Subsidiaries other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and have alleged that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in such cases.

   Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. Although Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse monetary judgments in respect of these claims, due to the risks and expenses of litigation, almost all past cases have been resolved by settlements. Metropolitan Life's defenses (beyond denial of certain factual allegations) to plaintiffs' claims include that: (i) Metropolitan Life owed no duty to the plaintiffs--it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs cannot demonstrate justifiable detrimental reliance; and (iii) plaintiffs cannot demonstrate proximate causation. In defending asbestos cases, Metropolitan Life selects various strategies depending upon the jurisdictions in which such cases are brought and other factors which, in Metropolitan Life's judgment, best protect Metropolitan Life's interests. Strategies include seeking to settle or compromise claims, motions challenging the legal or factual basis for such claims or defending on the merits at trial. In 2002 and 2003, trial courts in California, Utah and Georgia granted motions dismissing claims against Metropolitan Life on some or all of the above grounds. Other courts have denied motions brought by Metropolitan Life to dismiss cases without the necessity of trial. There can be no assurance that Metropolitan Life will receive favorable decisions on motions in the future. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate.

   The following table sets forth the total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years:

                                                          At or for the Years Ended
                                                                December 31,
                                                          -------------------------
                                                            2003     2002    2001
                                                          -------- -------- -------
                                                            (Dollars in millions)
Asbestos personal injury claims at year end (approximate)  111,700  106,500  89,000
Number of new claims during the year (approximate).......   60,300   66,000  59,500
Settlement payments during the year (1).................. $   84.2 $   95.1 $  90.7

--------
(1)Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty due to numerous factors. The availability of data is limited and it is difficult to predict with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts.

   Recent bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may result in an increase in the number of claims and the cost of resolving claims, as well as the number of trials and possible adverse verdicts Metropolitan Life may experience. Plaintiffs are seeking

             Metropolitan Life Insurance Company and Subsidiaries additional funds from defendants, including Metropolitan Life, in light of such recent bankruptcies by certain other defendants. In addition, publicity regarding legislative reform efforts may result in an increase in the number of claims.

   Metropolitan Life will continue to study its claims experience, review external literature regarding asbestos claims experience in the United States and consider numerous variables that can affect its asbestos liability exposure, including bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the recorded asbestos liability.

   The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, it does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.


   During the fourth quarter of 2002, Metropolitan Life analyzed its claims experience and reviewed external publications and numerous variables to identify trends and assessed their impact on its recorded asbestos liability. Certain publications suggested a trend towards more asbestos-related claims and a greater awareness of asbestos litigation generally by potential plaintiffs and plaintiffs' lawyers. Plaintiffs' lawyers continue to advertise heavily with respect to asbestos litigation. Bankruptcies and reorganizations of other defendants in asbestos litigation may increase the pressures on remaining defendants, including Metropolitan Life. Through the first nine months of 2002, the number of new claims received by Metropolitan Life was lower than those received during the comparable 2001 period. However, the number of new claims received by Metropolitan Life during the fourth quarter of 2002 was significantly higher than those received in the prior year quarter, resulting in more new claims being received by Metropolitan Life in 2002 than in 2001. Factors considered also included expected trends in filing cases, the dates of initial exposure of plaintiffs to asbestos, the likely percentage of total asbestos claims which included Metropolitan Life as a defendant and experience in claims settlement negotiations.


   Metropolitan Life also considered views derived from actuarial calculations it made in the fourth quarter of 2002. These calculations were made using, among other things, then current information regarding Metropolitan Life's claims and settlement experience, information available in public reports, as well as a study regarding the possible future incidence of mesothelioma. Based on all of the above information, including greater than expected claims experience in 2000, 2001 and 2002, Metropolitan Life expected to receive more claims in the future than it had previously expected. Previously, Metropolitan Life's liability reflected that the increase in asbestos-related claims was a result of an acceleration in the reporting of such claims; the liability now reflects that such an increase is also the result of an increase in the total number of asbestos-related claims expected to be received by Metropolitan Life. Accordingly, Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million at December 31, 2002. This total recorded asbestos-related liability (after the self-insured retention) is within the coverage of the excess insurance policies discussed below. The aforementioned analysis was updated through December 31, 2003.

   During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's

             Metropolitan Life Insurance Company and Subsidiaries operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

   Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to Metropolitan Life at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim was made under the excess insurance policies in 2003 for the amounts paid with respect to asbestos litigation in excess of the retention. Based on performance of the reference fund, at December 31, 2002, the loss reimbursements to Metropolitan Life in 2003 and the recoverable with respect to later periods was $42 million less than the amount of the recorded losses. Such foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. The foregone loss reimbursements were estimated to be $9 million with respect to 2002 claims and estimated to be $42 million in the aggregate.

   The $402 million increase in the recorded liability for asbestos claims less the foregone loss reimbursement adjustment of $42 million ($27 million, net of income tax) resulted in an increase in the recoverable of $360 million. At December 31, 2002, a portion ($136 million) of the $360 million recoverable was recognized in income while the remainder ($224 million) was recorded as a deferred gain which is expected to be recognized in income in the future over the estimated settlement period of the excess insurance policies. The $402 million increase in the recorded liability, less the portion of the recoverable recognized in income, resulted in a net expense of $266 million ($169 million, net of income tax). The $360 million recoverable may change depending on the future performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index.

   As a result of the excess insurance policies, $1,237 million is recorded as a recoverable at December 31, 2002 ($224 million of which is recorded as a deferred gain as mentioned above); the amount includes recoveries for amounts paid in 2002. If at some point in the future, the Company believes the liability for probable and estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies.

   In 2003, Metropolitan Life also has been named as a defendant in a small number of silicosis, welding and mixed dust cases. The cases are pending in Mississippi, Texas, Ohio, Pennsylvania, West Virginia, Louisiana, Kentucky, Georgia, Alabama, Illinois and Arkansas. The Company intends to defend itself vigorously against these cases.

  Demutualization Actions

   Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization, as amended (the "plan") and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions name as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance (the "Superintendent") and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Five purported class actions pending in the New York state court in New York County were consolidated within the commercial part. In addition, there remained a separate purported class action in New York state court in New York County. On February 21, 2003, the defendants' motions to dismiss both the consolidated action and separate action were granted; leave to replead as a proceeding under Article 78 of New York's Civil Practice Law and Rules has been granted in the separate action. Plaintiffs in the consolidated action and separate action

             Metropolitan Life Insurance Company and Subsidiaries have filed notices of appeal. Another purported class action in New York state court in Kings County has been voluntarily held in abeyance by plaintiffs. The plaintiffs in the state court class actions seek injunctive, declaratory and compensatory relief, as well as an accounting and, in some instances, punitive damages. Some of the plaintiffs in the above described actions also have brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the plan. In this proceeding, petitioners seek to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the plan. This case also is being held in abeyance by plaintiffs. Three purported class actions were filed in the United States District Court for the Eastern District of New York claiming violation of the Securities Act of 1933. The plaintiffs in these actions, which have been consolidated, claim that the Policyholder Information Booklets relating to the plan failed to disclose certain material facts and seek rescission and compensatory damages. Metropolitan Life's motion to dismiss these three cases was denied in 2001. On February 4, 2003, plaintiffs filed a consolidated amended complaint adding a fraud claim under the Securities Exchange Act of 1934. Metropolitan Life has served a motion to dismiss the consolidated amended complaint and a motion for summary judgment in this action. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

   In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

   In July 2002, a lawsuit was filed in the United States District Court for the Eastern District of Texas on behalf of a proposed class comprised of the settlement class in the Metropolitan Life sales practices class action settlement approved in December 1999 by the United States District Court for the Western District of Pennsylvania. After the defendants' motion to transfer the lawsuit to the Western District of Pennsylvania was granted, plaintiffs filed an amended complaint alleging that the treatment of the cost of the sales practices settlement in connection with the demutualization of Metropolitan Life breached the terms of the settlement. Plaintiffs sought compensatory and punitive damages, as well as attorneys' fees and costs. In October 2003, the court granted defendants' motion to dismiss the action. Plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit. In January 2004, the appeal was dismissed.

  Race-Conscious Underwriting Claims

   Insurance departments in a number of states initiated inquiries in 2000 about possible race-conscious underwriting of life insurance. These inquiries generally have been directed to all life insurers licensed in their respective states, including Metropolitan Life and certain of its affiliates. The New York Insurance Department has concluded its examination of Metropolitan Life concerning possible past race-conscious underwriting practices. Four purported class action lawsuits filed against Metropolitan Life in 2000 and 2001 alleging racial discrimination in the marketing, sale, and administration of life insurance policies have been consolidated in the United States District Court for the Southern District of New York. On April 28, 2003, the United States District Court approved a class-action settlement of the consolidated actions. Several persons filed notices of appeal from the order approving the settlement, but subsequently the appeals were dismissed. Metropolitan Life also has entered into settlement agreements to resolve the regulatory examination. Metropolitan Life recorded a charge in the fourth quarter of 2001 in connection with the anticipated resolution of these matters. The Company believes the remaining portion of the previously recorded charge is adequate to cover the costs associated with the resolution of these matters.

             Metropolitan Life Insurance Company and Subsidiaries

   Sixteen lawsuits involving approximately 130 plaintiffs have been filed in federal and state court in Alabama, Mississippi and Tennessee alleging federal and/or state law claims of racial discrimination in connection with the sale, formation, administration or servicing of life insurance policies. Metropolitan Life is contesting vigorously plaintiffs' claims in these actions.

  Other

   In 2001, a putative class action was filed against Metropolitan Life in the United States District Court for the Southern District of New York alleging gender discrimination and retaliation in the MetLife Financial Services unit of the Individual segment. The plaintiffs were seeking unspecified compensatory damages, punitive damages, a declaration that the alleged practices were discriminatory and illegal, injunctive relief requiring Metropolitan Life to discontinue the alleged discriminatory practices, an order restoring class members to their rightful positions (or appropriate compensation in lieu thereof), and other relief. Plaintiffs filed a motion for class certification. Opposition papers were filed by Metropolitan Life. In August 2003, the court granted preliminary approval to a settlement of the lawsuit. At the fairness hearing held on November 6, 2003, the court approved the settlement of the lawsuit. Implementation of the settlement has commenced in 2004.

   A putative class action lawsuit is pending in the United States District Court for the District of Columbia, in which plaintiffs allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and not available to individuals like these plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases awarded in 1977, 1980, 1989, 1992, 1996 and 2001, as well as increases awarded in earlier years. Metropolitan Life is vigorously defending itself against these allegations.

   A lawsuit was filed against Metropolitan Life in Ontario, Canada by Clarica Life Insurance Company ("Clarica") regarding the sale of the majority of Metropolitan Life's Canadian operation to Clarica in 1998. Clarica alleged that Metropolitan Life breached certain representations and warranties contained in the sale agreement, that Metropolitan Life made misrepresentations upon which Clarica relied during the negotiations and that Metropolitan Life was negligent in the performance of certain of its obligations and duties under the sale agreement. The parties settled the matter in January 2004. The settlement will have no material impact on the Company's consolidated financial results in 2004.

   A reinsurer of universal life policy liabilities of Metropolitan Life and certain of its affiliates commenced an arbitration proceeding and sought rescission, claiming that, during underwriting, material misrepresentations or omissions were made to the reinsurer. The reinsurer also sent a notice purporting to increase reinsurance premium rates. In December 2003, the arbitration panel denied the reinsurer's attempt to rescind the contract and granted the reinsurer's request to raise rates. As a result of the panel's rulings, liabilities ceded to the reinsurer were recaptured effective May 5, 2003. The recapture had no material impact on the Company's consolidated financial results in 2003.

   As previously reported, the SEC is conducting a formal investigation of New England Securities Corporation ("NES"), an indirect subsidiary of New England Life Insurance Company, in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES is cooperating fully with the SEC.

             Metropolitan Life Insurance Company and Subsidiaries

   Prior to filing MetLife's June 30, 2003 Form 10-Q, MetLife announced a $31 million after-tax charge resulting from certain improperly deferred expenses at an affiliate, New England Financial. MetLife notified the SEC about the nature of this charge prior to its announcement. The SEC is pursuing a formal investigation of the matter and MetLife is fully cooperating with the investigation.

   The American Dental Association and two individual providers have sued MetLife, Mutual of Omaha and Cigna in a purported class action lawsuit brought in a Florida federal district court. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. MetLife is vigorously defending the case and a motion to dismiss has been filed.


   A purported class action in which a policyholder seeks to represent a class of owners of participating life insurance policies is pending in state court in New York. Plaintiff asserts that Metropolitan Life breached her policy in the manner in which it allocated investment income across lines of business during a period ending with the 2000 demutualization. In August 2003, an appellate court affirmed the dismissal of fraud claims in this action. MetLife is vigorously defending the case.


   Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial services companies as part of an industry-wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. State Street Research Investment Services, one of the Company's indirect broker/dealer subsidiaries, has entered into a settlement with the National Association of Securities Dealers ("NASD") resolving all outstanding issues relating to its investigation. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. The Company is in the process of responding and is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

   Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  Summary

   It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

             Metropolitan Life Insurance Company and Subsidiaries

Leases

   In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:


                                                                      Gross
                                                     Rental Sublease  Rental
                                                     Income  Income  Payments
                                                     ------ -------- --------
                                                      (Dollars in millions)
  2004.............................................. $  399   $16      $194
  2005.............................................. $  366   $15      $178
  2006.............................................. $  336   $14      $158
  2007.............................................. $  293   $12      $137
  2008.............................................. $  232   $10      $108
  Thereafter........................................ $1,402   $13      $698


Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,378 million and $1,667 million at December 31, 2003 and 2002, respectively. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

Guarantees

   In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

   In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $1 million to $800 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

   The fair value of such indemnities, guarantees and commitments entered into was insignificant. The Company's recorded liability at December 31, 2003 and 2002 for indemnities, guarantees and commitments provided to third parties prior to January 1, 2003 was insignificant.

             Metropolitan Life Insurance Company and Subsidiaries

   The Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits become worthless, is $479 million at December 31, 2003. The credit default swaps expire at various times during the next four years.

13.  Employee Benefit Plans

Pension Benefit and Other Benefit Plans

   The Company is both the sponsor and administrator of defined benefit pension plans covering eligible employees and sales representatives of the Company. Retirement benefits are based upon years of credited service and final average or career average earnings history.

   The Company also provides certain postemployment benefits and certain postretirement health care and life insurance benefits for retired employees through insurance contracts. Substantially all of the Company's employees may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company.

             Metropolitan Life Insurance Company and Subsidiaries

   The Company uses a December 31 measurement date for all of its pension and postretirement benefit plans.

Obligations, Funded Status and Net Periodic Benefit Costs

                                                                  December 31,
                                                        -------------------------------
                                                        Pension Benefits  Other Benefits
                                                        --------------   ---------------
                                                         2003     2002     2003    2002
                                                        ------   ------  -------  ------
                                                             (Dollars in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...... $4,747   $4,426  $ 1,878  $1,669
   Service cost........................................    122      104       38      36
   Interest cost.......................................    311      307      122     123
   Acquisitions and divestitures.......................     (1)    (110)      --      --
   Actuarial losses....................................    352      307      167     342
   Curtailments and terminations.......................     (7)      (3)      (4)     (2)
   Change in benefits..................................     (1)      --       (1)   (168)
   Transfers in (out) of controlled group..............   (181)      --      (77)     --
   Benefits paid.......................................   (287)    (284)    (122)   (122)
                                                        ------   ------  -------  ------
Projected benefit obligation at end of year............  5,055    4,747    2,001   1,878
                                                        ------   ------  -------  ------
Change in plan assets:
Contract value of plan assets at beginning of year.....  4,008    4,161      965   1,169
   Actual return on plan assets........................    632     (185)     112     (92)
   Acquisitions and divestitures.......................     (1)    (110)      --      --
   Employer and participant contributions..............    340      426       46      10
   Transfers in (out) of controlled group..............   (186)      --       (2)     --
   Benefits paid.......................................   (287)    (284)    (122)   (122)
                                                        ------   ------  -------  ------
Contract value of plan assets at end of year...........  4,506    4,008      999     965
                                                        ------   ------  -------  ------
Under funded...........................................   (549)    (739)  (1,002)   (913)
Unrecognized net asset at transition...................      1       --       --      --
Unrecognized net actuarial losses......................  1,438    1,507      352     262
Unrecognized prior service cost........................     82      101     (175)   (208)
                                                        ------   ------  -------  ------
Prepaid (accrued) benefit cost......................... $  972   $  869  $  (825) $ (859)
                                                        ======   ======  =======  ======
Qualified plan prepaid pension cost.................... $1,296   $1,164
Non-qualified plan accrued pension cost................   (468)    (351)
Unamortized prior service cost.........................     14       --
Accumulated other comprehensive loss...................    130       56
                                                        ------   ------
Prepaid benefit cost................................... $  972   $  869
                                                        ======   ======

   The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:

                                     Qualified Plan   Non-Qualified Plan       Total
                                    ----------------  -----------------  ----------------
                                      2003     2002    2003      2002      2003     2002
                                    -------  -------   -----     -----   -------  -------
                                                  (Dollars in millions)
Aggregate projected benefit
  obligation....................... $(4,526) $(4,273) $(529)    $(474)   $(5,055) $(4,747)
Aggregate contract value of plan
  assets (principally Company
  contracts).......................   4,506    4,008     --        --      4,506    4,008
                                    -------  -------   -----     -----   -------  -------
Under funded....................... $   (20) $  (265) $(529)    $(474)   $  (549) $  (739)
                                    =======  =======   =====     =====   =======  =======

             Metropolitan Life Insurance Company and Subsidiaries

   The accumulated benefit obligation for all defined benefit pension plans was $4,869 million and $4,224 million at December 31, 2003 and 2002, respectively.

   Information for pension plans with an accumulated benefit obligation in excess of plan assets:

                                                   December 31,
                                                   ------------------
                                                   2003         2002
                                                   ----         ----
                                                   (Dollars in millions)
                    Projected benefit obligation.. $546         $489
                    Accumulated benefit obligation $468         $357
                    Fair value of plan assets..... $ 12         $  9

   Information for pension and postretirement plans with a projected benefit obligation in excess of plan assets:

                                                December 31,
                                         ------------------------------------
                                         Pension Benefits     Other Benefits
                                         -------------------  ----------------
                                          2003     2002        2003      2002
                                          ------    ------     ------   ------
                                                  (Dollars in millions)
            Projected benefit obligation $5,046   $4,739      $2,001    $1,878
            Fair value of plan assets... $4,486   $3,991      $1,003    $  965

   The components of net periodic benefit cost were as follows:

                                                 Pension Benefits     Other Benefits
                                               -------------------  -----------------
                                                2003   2002   2001  2003  2002   2001
                                               -----  -----  -----  ----  ----  -----
                                                        (Dollars in millions)
Service cost.................................. $ 122  $ 104  $ 104  $ 38  $ 36  $  34
Interest cost.................................   311    307    308   122   123    115
Expected return on plan assets................  (331)  (354)  (402)  (71)  (93)  (108)
Amortization of prior actuarial losses (gains)   102     33     (2)  (12)   (9)   (27)
Curtailment cost..............................    10     11     21     3     4      6
                                               -----  -----  -----  ----  ----  -----
Net periodic benefit cost..................... $ 214  $ 101  $  29  $ 80  $ 61  $  20
                                               =====  =====  =====  ====  ====  =====

Assumptions

   Assumptions used in determining benefit obligations were as follows:

                                                 December 31,
                                     ------------------------------------
                                     Pension Benefits    Other Benefits
                                     ---------------  --------------------
                                       2003     2002    2003       2002
                                     ---------  ----- --------- ----------
       Discount rate................ 6.1%-6.5%  6.75% 6.1%-6.5% 6.5%-6.75%
       Rate of compensation increase   4%-8%    4%-8%    N/A       N/A

   Assumptions used in determining net periodic benefit cost were as follows:

                                                  December 31,
                                    ----------------------------------------
                                     Pension Benefits     Other Benefits
                                    ------------------ ---------------------
                                       2003     2002      2003       2002
                                    ---------- ------- ---------- ----------
    Discount rate.................. 6.5%-6.75% 6%-7.4% 6.5%-6.75% 6.5%-7.40%
    Expected rate of return on plan
      assets.......................  8%-8.75%   8%-9%  3.79%-8.5%  5.2%-9 %
    Rate of compensation increase..   4%-8 %    4%-8%     N/A        N/A

             Metropolitan Life Insurance Company and Subsidiaries

   The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.


   The assumed health care cost trend rates used in measuring the accumulated nonpension postretirement benefit obligation were as follows:


                                              December 31,
                             -----------------------------------------------
                                       2003                       2002
                             ------------------------    ----------------------
Pre-Medicare eligible claims  8.5% down to 5% in 2010     9% down to 5% in 2010
Medicare eligible claims.... 10.5% down to 5% in 2014    11% down to 5% in 2014

   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                        One Percent One Percent
                                                         Increase    Decrease
                                                        ----------- -----------
                                                         (Dollars in millions)
Effect on total of service and interest cost components    $ 10        $  (9)
Effect of accumulated postretirement benefit obligation    $108        $(105)

Plan Assets

   The weighted average allocation of pension plan and other benefit plan assets is as follows:

                                          December 31,
                                       ------------------------------
                                       Pension Benefits Other Benefits
                                       ---------------  -------------
                                       2003     2002    2003    2002
                     Asset Category    ----     ----    ----    ----
                     Equity securities  52%      39%     38%     36%
                     Fixed maturities.  39%      51%     61%     63%
                     Real estate......   9%      10%     --      --
                     Other............  --       --       1%      1%
                                       ---      ---     ---     ---
                        Total......... 100%     100%    100%    100%
                                       ===      ===     ===     ===

   The weighted average target allocation of pension plan and other benefit plan assets for 2004 is as follows:

                                 Pension Benefits Other Benefits
                                 ---------------- --------------
               Asset Category
               Equity securities     35%-60%         25%-40%
               Fixed maturities.     35%-70%         50%-80%
               Real estate......      0%-15%           N/A
               Other............      0%-20%          0%-10%

   Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on the Company's assessment of the impact of economic factors and market conditions.

             Metropolitan Life Insurance Company and Subsidiaries

Cash Flows

   The Company expects to contribute $488 million to its pension plans and $87 million to its other benefit plans during 2004.

   The following benefit payments, which reflect expected future service as appropriate, are expected to be paid:

                             Pension Benefits Other Benefits
                             ---------------- --------------
                                  (Dollars in millions)
                   2004.....      $  326           $115
                   2005.....      $  297           $119
                   2006.....      $  309           $123
                   2007.....      $  313           $128
                   2008.....      $  321           $131
                   2009-2013      $1,771           $711

Savings and Investment Plans

   The Company sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $59 million, $58 million and $60 million for the years ended December 31, 2003, 2002 and 2001, respectively.

14.  Equity

Preferred Stock


   On December 16, 2003, the Holding Company contributed 2,532,600 shares of common stock to the Company in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.


   The Preferred Shares are redeemable at the option of the Company at any time, to the extent that any such redemption shall not violate applicable provisions of the laws of the State of Missouri. The Preferred Shares are redeemable at a price equal to the par value per share plus any amount equal to accumulated and unpaid dividends.

Dividend Restrictions

   Under the New York Insurance Law, Metropolitan Life is permitted without prior insurance regulatory clearance to pay a stockholder dividend to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, and (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a cash dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution. Under the New York Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Department has established informal guidelines for such determinations.

             Metropolitan Life Insurance Company and Subsidiaries

The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. For the year ended December 31, 2003, Metropolitan Life paid to MetLife, Inc. $698 million in dividends for which prior insurance regulatory clearance was not required and $750 million in special dividends, as approved by the Superintendent. For the year ended December 31, 2002, Metropolitan Life paid to MetLife, Inc. $535 million in dividends for which prior insurance regulatory clearance was not required and $369 million in special dividends, as approved by the Superintendent. For the year ended December 31, 2001, Metropolitan Life paid to MetLife, Inc. $721 million in dividends for which prior insurance regulatory clearance was not required and $3,033 million in special dividends, as approved by the Superintendent. At December 31, 2003, the maximum amount of the dividend, which may be paid to the Holding Company from Metropolitan Life in 2004, without prior regulatory approval, is $798 million.

Stock Compensation Plans

   Under the MetLife, Inc. 2000 Stock Incentive Plan (the "Stock Incentive Plan"), awards granted may be in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. Under the MetLife, Inc. 2000 Directors Stock Plan, as amended, (the "Directors Stock Plan") awards granted may be in the form of stock awards or non-qualified stock options or a combination of the foregoing to outside Directors of MetLife. The aggregate number of shares of stock that may be awarded under the Stock Incentive Plan is subject to a maximum limit of 37,823,333 shares for the duration of the plan. The Directors Stock Plan has a maximum limit of 500,000 share awards.

   All options granted have an exercise price equal to the fair market value price of MetLife common stock on the date of grant, and an option's maximum term is ten years. Certain options under the Stock Incentive Plan become exercisable over a three-year period commencing with date of grant, while other options become exercisable three years after the date of grant. Options issued under the Directors Stock Plan are exercisable immediately.


   Effective January 1, 2003, MetLife and the Company elected to apply the fair value method of accounting and use the prospective transition method for stock options granted by MetLife subsequent to December 31, 2002. As permitted under SFAS 148, options granted prior to January 1, 2003 will continue to be accounted for under APB 25. MetLife allocated 100% of stock option expense to the Company in each of the years ended December 31, 2003, 2002 and 2001. Had compensation cost for MetLife Stock Incentive Plan and Directors Stock Plan been determined based on fair value at the grant date for awards under those plans consistent with the method of SFAS 123, the Company's net income would have been reduced to the following pro-forma amounts:


                                                                     Years Ended December 31,
                                                                     ----------------------
                                                                      2003     2002    2001
                                                                     ------   ------  ------
                                                                      (Dollars in millions)
Net Income.......................................................... $2,001   $1,612  $1,487
Add: Stock-based employee compensation expense included in
  reported net income, net of related tax effects...................     13        1       1
Deduct: Total Stock-based employee compensation determined under
  fair value based method for all awards, net of related tax effects    (42)     (33)    (20)
                                                                     ------   ------  ------
Pro forma net income (1) (2)........................................ $1,972   $1,580  $1,468
                                                                     ======   ======  ======

--------
(1)The pro forma earnings disclosures are not necessarily representative of the effects on net income.

(2)Includes MetLife's ownership share of stock compensation costs related to the RGA incentive stock plan and the stock compensation costs related to the incentive stock plans at SSRM Holdings, Inc. determined in accordance with SFAS 123.

             Metropolitan Life Insurance Company and Subsidiaries

   The fair value of each option grant is estimated on the date of the grant using the Black-Scholes options-pricing model with the following weighted average assumptions used for grants for the:

                                        Years Ended December 31,
                                    ---------------------------------
                                       2003        2002       2001
                                    ----------- ----------- ---------
           Dividend yield.......... 0.68%-0.79%    0.68%      0.68%
           Risk-free rate of return 2.71%-4.03% 4.74%-5.52%   5.72%
           Volatility.............. 37.0%-38.7% 25.3%-30.3%  31.60%
           Expected duration.......   6 years     6 years   4-6 years


Statutory Equity and Income

   Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

   As of December 31, 2001, New York Statutory Accounting Practices did not provide for deferred income taxes. The Department has adopted a modification to its regulations, effective December 31, 2002, with respect to the admissibility of deferred taxes by New York insurers, subject to certain limitations.

   Statutory net income of Metropolitan Life, as filed with the Department, was $2,169 million, $1,455 million and $2,782 million for the years ended December 31, 2003, 2002 and 2001, respectively; statutory capital and surplus, as filed, was $7,978 million and $6,986 million at December 31, 2003 and 2002, respectively.

   The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the statutory capital and surplus of Metropolitan Life and the Holding Company's other insurance subsidiaries.

             Metropolitan Life Insurance Company and Subsidiaries

Other Comprehensive Income

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2003, 2002 and 2001 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
                                                                                     2003     2002    2001
                                                                                    -----   -------  ------
                                                                                     (Dollars in millions)
Holding gains on investments arising during the year............................... $ 835   $ 2,936  $1,311
Income tax effect of holding gains.................................................  (344)     (971)   (518)
Reclassification adjustments:
   Recognized holding losses included in current year income.......................   311       307     555
   Amortization of premiums and accretion of discounts associated with
     investments...................................................................  (152)     (440)   (475)
   Recognized holding gains allocated to other policyholder amounts................  (259)     (139)    (33)
   Income tax effect...............................................................    40        85     (18)
Allocation of holding losses on investments relating to other policyholder amounts.  (317)   (2,453)   (158)
Income tax effect of allocation of holding losses to other policyholder amounts....   125       814      61
Unrealized investment gains (losses) of subsidiary at date of sale.................   269        68    (173)
Deferred income taxes on unrealized investment gains (losses) of subsidiary at date
  of sale..........................................................................   (94)      (15)     64
                                                                                    -----   -------  ------
Net unrealized investment gains....................................................   414       192     616
                                                                                    -----   -------  ------
Foreign currency translation adjustments arising during the year...................   174       137     (58)
Foreign currency translation adjustments of subsidiary at date of sale.............    --       (65)     19
                                                                                    -----   -------  ------
Foreign currency translation adjustment............................................   174        72     (39)
                                                                                    -----   -------  ------
Minimum pension liability adjustments arising during the year......................   (81)       --     (18)
Minimum pension liability adjustments of subsidiary at date of sale................    (1)       --      --
                                                                                    -----   -------  ------
Minimum pension liability adjustment...............................................   (82)       --     (18)
                                                                                    -----   -------  ------
Other comprehensive income......................................................... $ 506   $   264  $  559
                                                                                    =====   =======  ======

15.  Other Expenses

   Other expenses were comprised of the following:


                                                                     Years Ended December 31,
                                                                    -------------------------
                                                                      2003     2002     2001
                                                                    -------  -------  -------
                                                                      (Dollars in millions)
Compensation....................................................... $ 2,038  $ 2,423  $ 2,447
Commissions........................................................   1,710    1,938    1,649
Interest and debt issue costs......................................     313      242      312
Amortization of policy acquisition costs (excludes amounts directly related to net investment gains (losses) of $(26), $11 and $21,
  respectively)....................................................   1,381    1,501    1,434
Capitalization of policy acquisition costs.........................  (1,982)  (2,227)  (2,018)
Rent, net of sublease income.......................................     226      289      280
Minority interest..................................................     116       74       57
Other..............................................................   2,034    2,303    2,759
                                                                    -------  -------  -------
   Total other expenses............................................ $ 5,836  $ 6,543  $ 6,920
                                                                    =======  =======  =======

             Metropolitan Life Insurance Company and Subsidiaries

16.  Business Segment Information

   The Company provides insurance and financial services to customers in the United States, Canada, Central America, South America, Europe, South Africa, Asia and Australia. The Company's business is divided into six major segments:
Institutional, Individual, Auto & Home, International, Reinsurance and Asset Management. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

   Institutional offers a broad range of group insurance and retirement and savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of individual insurance and investment products, including life insurance, annuities and mutual funds. Auto & Home provides insurance coverages, including private passenger automobile, homeowners and personal excess liability insurance. International provides life insurance, accident and health insurance, annuities and retirement and savings products to both individuals and groups, and auto and homeowners coverage to individuals. Reinsurance provides primarily reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets. Asset Management provides a broad variety of asset management products and services to individuals and institutions.

             Metropolitan Life Insurance Company and Subsidiaries

   Set forth in the tables below is certain financial information with respect to the Company's operating segments as of and for the years ended December 31, 2003, 2002 and 2001. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains and losses from intercompany sales, which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to more effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains and losses, net of income taxes, and the impact from the cumulative effect of changes in accounting, net of income taxes. Scheduled periodic settlement payments on derivative instruments not qualifying for hedge accounting are included in net investment gains (losses). The Company allocates certain non-recurring items (e.g., expenses associated with the resolution of proceedings alleging race-conscious underwriting practices, sales practices claims and claims for personal injuries caused by exposure to asbestos or asbestos-containing products) to Corporate & Other.



At or for the Year Ended                                    Auto &                              Asset    Corporate
December 31, 2003                  Institutional Individual  Home   International Reinsurance Management  & Other    Total
------------------------           ------------- ---------- ------  ------------- ----------- ---------- --------- --------
                                                                      (Dollars in millions)
Premiums..........................   $  9,093     $  4,242  $2,168     $    6       $ 2,648      $ --     $    (6) $ 18,151
Universal life and investment-type
 product policy fees..............        633        1,287      --          1            --        --          --     1,921
Net investment income.............      4,037        5,592     119         50           431        66          62    10,357
Other revenues....................        592          204      23         14            48       143          38     1,062
Net investment gains (losses).....       (204)        (127)     (4)        (7)           31         9          15      (287)
Policyholder benefits and claims..      9,931        5,020   1,604         16         2,102        --           4    18,677
Interest credited to policyholder
 account balances.................        914        1,280      --          1           184        --          --     2,379
Policyholder dividends............        198        1,697      --          3            --        --          (1)    1,897
Other expenses....................      1,782        2,464     572         24           741       182          71     5,836
Income from continuing operations
 before provision for income
 taxes............................      1,326          737     130         20           131        36          35     2,415
Income from discontinued
 operations, net of income
 taxes............................         30           30      --         --            --        --         240       300
Cumulative effect of change in
 accounting, net of income
 taxes............................        (26)          --      --         --            --        --          --       (26)
Net income........................        849          519     111         13            86        22         401     2,001
Total assets......................    109,492      133,335      --      1,069        12,879       175      24,315   281,265
Deferred policy acquisition
 costs............................        739        7,363      --          6         2,122        --           2    10,232
Goodwill, net.....................         59           42      --         --            99        18          --       218
Separate account assets...........     35,632       28,028      --         --            13        --         (12)   63,661
Policyholder liabilities..........     61,565       88,096      --        297         9,272        --        (579)  158,651
Separate account liabilities......     35,632       28,028      --         --            13        --         (12)   63,661

             Metropolitan Life Insurance Company and Subsidiaries

At or for the Year Ended                                    Auto &                              Asset    Corporate
December 31, 2002                  Institutional Individual  Home   International Reinsurance Management  & Other    Total
------------------------           ------------- ---------- ------  ------------- ----------- ---------- --------- --------
                                                                      (Dollars in millions)
Premiums..........................    $ 8,245     $  4,419  $2,828      $992        $1,984       $ --     $    (7) $ 18,461
Universal life and investment-type
 product policy fees..............        623        1,267      --        37            --         --          --     1,927
Net investment income.............      3,915        6,019     177       241           378         59        (158)   10,631
Other revenues....................        607          454      26        10            42        166          49     1,354
Net investment gains (losses).....       (497)        (110)    (46)       (9)            7         (4)        (38)     (697)
Policyholder benefits and claims..      9,337        5,162   2,020       821         1,517         --           3    18,860
Interest credited to policyholder
 account balances.................        930        1,608      --        28           146         --          (1)    2,711
Policyholder dividends............        115        1,769      (1)       28            --         --          --     1,911
Other expenses....................      1,529        2,543     794       373           616        211         477     6,543
Income (loss) from continuing
 operations before provision
 (benefit) for income taxes.......        982          967     172        21           132         10        (633)    1,651
Income from discontinued
 operations, net of income
 taxes............................        121          199      --        --            --         --         151       471
Net income (loss).................        759          811     131        21            86          6        (202)    1,612
Total assets......................     94,911      120,284   4,957       795         9,458        191      18,840   249,436
Deferred policy acquisition
 costs............................        608        7,448     175         5         1,429         --           1     9,666
Goodwill, net.....................         62           73     156        --            96         18          --       405
Separate account assets...........     31,935       21,982      --        --            11         --         (16)   53,912
Policyholder liabilities..........     55,460       84,844   2,673       248         6,734         --        (343)  149,616
Separate account liabilities......     31,935       21,982      --        --            11         --         (16)   53,912

At or for the Year Ended                                    Auto &                              Asset    Corporate
December 31, 2001                  Institutional Individual  Home   International Reinsurance Management  & Other    Total
------------------------           ------------- ---------- ------  ------------- ----------- ---------- --------- --------
                                                                     (Dollars in millions)
Premiums..........................    $ 7,288     $  4,531  $2,755      $788        $1,664       $ --     $    (3) $ 17,023
Universal life and investment-type
 product policy fees..............        592        1,245      --        38            --         --          (1)    1,874
Net investment income.............      3,966        6,107     200       256           349         71         105    11,054
Other revenues....................        649          527      22        16            35        198          85     1,532
Net investment gains (losses).....        (16)         864     (17)      (16)          (10)        25         121       951
Policyholder benefits and claims..      8,924        5,213   2,121       632         1,373         --           2    18,265
Interest credited to policyholder
 account balances.................      1,012        1,850      --        51           122         --          --     3,035
Policyholder dividends............        259        1,767      --        34            --         --          --     2,060
Other expenses....................      1,746        2,763     800       315           478        252         566     6,920
Income (loss) from continuing
 operations before provision
 (benefit) for income taxes.......        538        1,681      39        50            65         42        (261)    2,154
Income from discontinued
 operations, net of income
 taxes............................         21           36      --        --            --         --          50       107
Net income (loss).................        383        1,092      41        16            39         27        (111)    1,487

             Metropolitan Life Insurance Company and Subsidiaries

   The following table indicates amounts in the current and prior years that have been classified as discontinued operations in accordance with SFAS 144:


                                                         Year ended December 31,
                                                         -----------------------
                                                         2003    2002    2001
                                                         ----    ----    ----
                                                         (Dollars in millions)
         Net investment income
            Institutional............................... $  2    $ 33    $ 34
            Individual..................................    5      50      56
            Corporate & Other...........................   45      77      79
                                                          ----    ----    ----
                Total net investment income............. $ 52    $160    $169
                                                          ====    ====    ====
         Net investment gains (losses)
            Institutional............................... $ 45    $156    $ --
            Individual..................................   43     262      --
            Corporate & Other...........................  333     164      --
                                                          ----    ----    ----
                Total net investment gains (losses)..... $421    $582    $ --
                                                          ====    ====    ====
         Interest Expense
            Individual.................................. $  1    $  1    $ --
                                                          ----    ----    ----
                Total interest expense.................. $  1    $  1    $ --
                                                          ====    ====    ====


   Economic Capital. Beginning in 2003, the Company changed its methodology of allocating capital to its business segments from Risk-Based Capital ("RBC") to Economic Capital. Prior to 2003, the Company's business segments' allocated equity was primarily based on RBC, an internally developed formula based on applying a multiple to the National Association of Insurance Commissioners Statutory Risk-Based Capital and included certain adjustments in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Economic Capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The Economic Capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. This is in contrast to the standardized regulatory RBC formula, which is not as refined in its risk calculations with respect to the nuances of the Company's businesses.

   The change in methodology is being applied prospectively. This change has and will continue to impact the level of net investment income and net income of each of the Company's business segments. A portion of net investment income is credited to the segments based on the level of allocated equity. This change in methodology of allocating equity does not impact the Company's consolidated net investment income or net income.

             Metropolitan Life Insurance Company and Subsidiaries

   The following table presents actual and pro forma net investment income with respect to the Company's segments for the years ended December 31, 2002 and 2001. The amounts shown as pro forma reflect net investment income that would have been reported in these years had the Company allocated capital based on Economic Capital rather than on the basis of RBC.


                             Net Investment Income





                                 For the Years Ended December 31,
                               ------------------------------------
                                      2002              2001
                               -----------------  -----------------
                                Actual  Pro forma Actual  Pro forma
                               -------  --------- ------- ---------
                                      (Dollars in millions)
             Institutional.... $ 3,915   $ 3,977  $ 3,966  $ 4,040
             Individual.......   6,019     5,929    6,107    6,020
             Auto & Home......     177       160      200      184
             International....     241       204      256      240
             Reinsurance......     378       341      349      313
             Asset Management.      59        71       71       89
             Corporate & Other    (158)      (51)     105      168
                               -------   -------  -------  -------
                Total......... $10,631   $10,631  $11,054  $11,054
                               =======   =======  =======  =======



   The Auto & Home segment's results of operations for the year ended December 31, 2003 consists of Metropolitan Property and Casualty Insurance Company and its subsidiaries until October 2003 when it was sold to MetLife. See Note 17.



   The Reinsurance segment's results of operations for the year ended December 31, 2003 include RGA's coinsurance agreement under which it assumed the traditional U.S. life reinsurance business of Allianz Life Insurance Company of North America. The transaction added approximately $246 million of premiums and $11 million of pre-tax income, excluding minority interest expense.



   The Individual segment's results of operations for the year ended December 31, 2003 includes a second quarter after-tax charge of $31 million resulting from certain improperly deferred expenses at an affiliate, New England Financial.



   The Institutional, Individual, Reinsurance and Auto & Home segments for the year ended December 31, 2001 include $287 million, $24 million, $9 million and $5 million, respectively, of pre-tax losses associated with the September 11, 2001 tragedies. See Note 9.



   The Institutional, Individual and Auto & Home segments include $399 million, $97 million and $3 million, respectively, in pre-tax charges associated with business realignment initiatives for the year ended December 31, 2001. See Note 10.



   The Individual segment for the year ended December 31, 2001, includes $118 million of pre-tax expenses associated with the establishment of a policyholder liability for certain group annuity policies.



   For the year ended December 31, 2001, pre-tax gross investment gains (losses) of $1,027 million, $142 million and $357 million resulting from the sale of certain real estate properties to MIAC are included in the Individual segment, Institutional segment and Corporate & Other, respectively.

             Metropolitan Life Insurance Company and Subsidiaries

   As part of the GenAmerica acquisition in 2000, the Company acquired Conning Corporation ("Conning"), the results of which are included in the Asset Management segment due to the types of products and strategies employed by the entity from its acquisition date to July 2001, the date of its disposition. The Company sold Conning, receiving $108 million in the transaction and reported a gain of approximately $25 million, in the third quarter of 2001.



   Corporate & Other includes various start-up and run-off entities, as well as the elimination of all intersegment amounts. The elimination of intersegment amounts relates to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment reinsurance transactions.



   Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs and operating costs were allocated to each of the segments based upon: (i) a review of the nature of such costs;
(ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.



   Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2003, 2002 and 2001. Revenues from U.S. operations were $30,199 million, $29,723 million and $30,812 million for the years ended December 31, 2003, 2002 and 2001, respectively, which represented 97%, 94% and 95%, respectively, of consolidated revenues.


17.  Acquisitions and Dispositions

   In September 2003, a subsidiary of the Company, RGA, announced a coinsurance agreement under which it assumed the traditional U.S. life reinsurance business of Allianz Life Insurance Company of North America. This transaction closed during the fourth quarter of 2003 with an effective date retroactive to July 1, 2003. The transaction added approximately $278 billion of life reinsurance in-force, $246 million of premiums and $11 million of income before income tax expense, excluding minority interest expense, to the fourth quarter of 2003.


   In October 2003, the Company completed its sales of Met Tower Life Insurance Company, MetLife General Insurance Agency, Inc., MetLife Securities, Inc., and N.L. Holding Corporation to the Holding Company. The amount received in excess of book value of $28 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $293 million and $195 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $156 million, $218 million and $219 million for the years ended December 31, 2003, 2002 and 2001, respectively.



   In October 2003, the Company sold Metropolitan Property and Casualty Insurance Company's common stock to the Holding Company for $1,990 million. The amount received in excess of book value of $120 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of the entities sold at the date of sale were $5,806 million and $3,400 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $2,343 million, $3,013 million and $2,973 million for the years ended December 31, 2003, 2002 and 2001, respectively.


   In December 2002, the Company completed its sales of Cova Corporation, MetLife Investors Group, Inc., MetLife International Holdings, Inc., Walnut Street Securities, Inc., Seguros Genesis S.A., MetLife Pensiones S.A. and Metropolitan Life Seguros de Vida S.A. to the Holding Company. The amount received in excess of book value of $149 million was recorded as a capital contribution from the Holding Company. Total assets and

             Metropolitan Life Insurance Company and Subsidiaries total liabilities of the entities sold at the date of sale were $17,853 million and $16,545 million, respectively. Total revenues of the entities sold included in the consolidated statements of income were $1,648 million and $1,463 million for the years ended December 31, 2002 and 2001, respectively.

   In December 2001, the Company completed its sale of MIAC to the Holding Company. The amount received in excess of book value of $96 million was recorded as a capital contribution from the Holding Company. Total assets and total liabilities of MIAC at the date of sale were $6,240 million and $5,219 million, respectively. Total revenues of MIAC included in the consolidated statements of income were $391 million for the year ended December 31, 2001.


   In July 2001, the Company completed its sale of Conning, an affiliate acquired in the acquisition of GenAmerica Financial Corporation in 2000. Conning specialized in asset management for insurance company investment portfolios and investment research.


18.  Discontinued Operations

   The Company actively manages its real estate portfolio with the objective to maximize earnings through selective acquisitions and dispositions. In accordance with SFAS 144, income related to real estate classified as held-for-sale on or after January 1, 2002 is presented as discontinued operations. These assets are carried at lower of cost or market.

   The following table presents the components of income from discontinued operations:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2003     2002     2001
                                                  ----     -----   -----
                                                  (Dollars in millions)
          Investment income...................... $120    $ 458    $ 508
          Investment expense.....................  (68)    (298)    (339)
          Net investment gains (losses)..........  421      582       --
                                                   ----    -----   -----
             Total revenues......................  473      742      169
          Interest Expense.......................    1        1       --
          Provision for income taxes.............  172      270       62
                                                   ----    -----   -----
             Income from discontinued operations. $300    $ 471    $ 107
                                                   ====    =====   =====

   The carrying value of real estate related to discontinued operations was $89 million and $799 million at December 31, 2003 and 2002, respectively. See Note 16 for discontinued operations by business segment.

             Metropolitan Life Insurance Company and Subsidiaries

19.  Fair Value Information

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments were as follows:

                                                  Notional Carrying Estimated
                                                   Amount   Value   Fair Value
 December 31, 2003                                -------- -------- ----------
                                                     (Dollars in millions)
 Assets:
    Fixed maturities.............................          $143,148  $143,148
    Equity securities............................          $  1,246  $  1,246
    Mortgage loans on real estate................          $ 26,637  $ 28,572
    Policy loans.................................          $  8,180  $  8,180
    Short-term investments.......................          $  1,320  $  1,320
    Cash and cash equivalents....................          $  2,393  $  2,393
    Mortgage loan commitments....................  $  555  $     --  $     (4)
    Commitments to fund partnership investments..  $1,378  $     --  $     --
 Liabilities:
    Policyholder account balances................          $ 53,503  $ 55,218
    Short-term debt..............................          $  3,536  $  3,536
    Long-term debt...............................          $  2,055  $  2,236
    Shares subject to mandatory redemption.......          $    277  $    336
    Payable under securities loaned transactions.          $ 24,065  $ 24,065

                                                                      Notional Carrying Estimated
                                                                       Amount   Value   Fair Value
December 31, 2002                                                     -------- -------- ----------
                                                                         (Dollars in millions)
Assets:
   Fixed maturities..................................................          $124,260  $124,260
   Equity securities.................................................          $  1,551  $  1,551
   Mortgage loans on real estate.....................................          $ 25,353  $ 27,935
   Policy loans......................................................          $  8,047  $  8,047
   Short-term investments............................................          $  1,199  $  1,199
   Cash and cash equivalents.........................................          $  1,106  $  1,106
   Mortgage loan commitments.........................................  $  859  $     --  $     12
   Commitments to fund partnership investments.......................  $1,667  $     --  $     --
Liabilities:
   Policyholder account balances.....................................          $ 34,706  $ 35,063
   Short-term debt...................................................          $    912  $    912
   Long-term debt....................................................          $  2,624  $  2,794
   Payable under securities loaned transactions......................          $ 16,321  $ 16,321
Other:
   Company-obligated mandatorily redeemable securities of subsidiary
     trusts..........................................................          $    277  $    310

             Metropolitan Life Insurance Company and Subsidiaries

   The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

Fixed Maturities and Equity Securities

   The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

Mortgage Loans on Real Estate, Mortgage Loan Commitments and Commitments to Fund Partnership Investments

   Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

Policy Loans

   The carrying values for policy loans approximate fair value.

Cash and Cash Equivalents and Short-term Investments

   The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

Policyholder Account Balances

   The fair value of policyholder account balances is estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

Short-term and Long-term Debt, Payables Under Securities Loaned Transactions, Shares Subject to Mandatory Redemption and Company-Obligated Mandatorily Redeemable Securities of Subsidiary Trusts

   The fair values of short-term and long-term debt, payables under securities loaned transactions, shares subject to mandatory redemption and Company-obligated mandatorily redeemable securities of subsidiary trusts are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

Derivative Financial Instruments

   The fair value of derivative instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, options and written covered calls are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

20.  Related Parties

   Effective January 1, 2003, MetLife Group, Incorporated, a New York corporation and wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as needed, to support the activities of the Company. Charges for these services were approximately $1,680 million in 2003.

                        THE NEW ENGLAND VARIABLE ACCOUNT


PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:


     Statement of Assets and Liabilities as of December 31, 2003.

     Statement of Operations for the year ended December 31, 2003.

     Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002.


     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:


     Consolidated Balance Sheets as of December 31, 2003 and 2002.

     Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2003, 2002 and 2001.

     Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002, and 2001.


     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) (i) Resolutions of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987; and dated on August 31, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting a Plan and Agreement of Merger between Metropolitan Life Insurance Company and New England Mutual Life Insurance Company (approved May 28, 1996; and dated July 15, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement between New England Securities Corporation, Metropolitan Life Insurance Company and New England Variable Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-

                                      III-2

     Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (xii) Form of Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 27, 2001.


     (xiii) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1) (09/02); and Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 25, 2003.


     (xi) Form of Endorsement: Individual Retirement Annuity Endorsement ML
     408.2 (9/02) filed herewith.

(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (iv) Amended and Restated Charter of Metropolitan Life Insurance Company, dated October 31, 2001 (effective November 27, 2001) and Amended and Restated By-Laws of Metropolitan Life Insurance Company, approved June 27, 2000 (effective August 21, 2000) is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4 filed on March 5, 2002.

(7)  None.

(8) (i) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iii) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                      III-3

     (iv) Form of Participation Agreement among Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed on April 6, 2000.

     (v) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and Metropolitan Life Insurance Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-11131) filed on January 19, 2001.

     (vi) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4, filed on March 5, 2002.

     (vii) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-51676 for New England Variable Annuity Separate Account on Form N-4 filed on May 15, 2001.


(9)  Opinion and consent of Marie C. Swift, Esq. (MLIC) filed herewith.


(10) (i) Consent of Deloitte & Touche LLP filed herewith.

     (ii) Consent of Sutherland Asbill and Brennan LLP filed herewith.

(11) None

(12) None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.


(14) Metropolitan Life Insurance Company. New Powers of Attorney are incorporated herein by reference to the Registration Statement of Metropolitan Life Separate Account E, Post Effective Amendment No. 30 on Form N-4 (File No. 2-90380) filed on October 22, 2003, except for John M. Keane, William J. Wheeler and Joseph J. Prochaska, Jr. whose powers of attorney were filed with Metropolitan Life Separate Account E, Post-Effective Amendment No. 4 on Form N-4 (File No. 333-69320) on February 6, 2004 and Sylvia M. Mathews whose power of attorney was filed with Metropolitan Life Separate Account E, Post Effective Amendment No. 4 on Form N-4 (File No. 333-52366/811-4001) on April 20, 2004.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Curtis H. Barnette     Chairman Emeritus                          Director
                       Bethlehem Steel Corporation
                       1170 Eighth Avenue
                       Martin Tower 101
                       Bethlehem, PA 18016-7699

                                      III-4

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Robert H. Benmosche    Chairman of the Board, President,  Chairman of the Board,
                       Chief Executive Officer and                President,
                       Director                                Chief Executive
                       MetLife, Inc. and                         Officer and
                       Metropolitan Life Insurance                 Director
                       Company
                       One Madison Avenue
                       New York, NY 10010



John C. Danforth       Partner                                     Director
                       Bryan Cave LLP,
                       One Metropolitan Square
                       211 North Broadway, Suite 3600
                       St. Louis, MO 63102


Burton A. Dole, Jr.    Retired Chairman of the Board,              Director
                       President and Chief Executive Officer
                       Nellcor Puritan Bennett, Inc.
                       P.O. Box 208
                       Carlsbad, CA 92061

Cheryl W. Grise        President                                   Director
                       Utility Group, Northwest Utilities
                       Service Company
                       P.O. Box 270
                       Hartford, CT 06141


James R. Houghton      Chairman of the Board Emeritus              Director
                       and Director
                       Corning Incorporated
                       One Riverfront Plaza
                       MP HQ E2-6
                       Corning, NY  14831

Harry P. Kamen         Retired Chairman of the Board and           Director
                       Chief Executive Officer
                       Metropolitan Life Insurance Company
                       200 Park Avenue, Suite 5700
                       New York, NY  10166



                                      III-5

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Helene L. Kaplan       Of Counsel, Skadden, Arps,                  Director
                       Slate, Meagher & Flom LLP
                       Four Times Square
                       New York, NY   10036


John M. Keane          General (Retired)                           Director
                       United States Army,
                       2200 Wilson Blvd,
                       Suite 102-542
                       Arlington, VA 22201-3324






Charles M. Leighton    Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       CML Group, Inc.
                       51 Vaughn Hill Road
                       Bolton, MA  01740

Sylvia M. Mathews      Chief Operating Officer and Executive       Director
                       Director
                       The Bill and Melinda Gates Foundation
                       1551 Eastlake Avenue East
                       Seattle, WA 98102



Stewart G. Nagler      Vice-Chairman of the Board              Vice-Chairman of
                       Chief Financial Officer and                the Board,
                       Director                                  and Director
                       MetLife, Inc. and
                       Metropolitan Life Insurance Company
                       One Madison Avenue
                       New York, NY  10010


Vacant                                                             Director

Vacant                                                             Director


Hugh B. Price          Of Counsel, Piper Rudnick LLP               Director
                       1251 Avenue of the Americas
                       New York, NY 10005

Kenton J. Sicchitano   Retired Global Managing Partner             Director
                       PricewaterhouseCoopers
                       101 Jericho Road
                       Weston, MA 02493



                                      III-6

        Name                Principal Occupation and       Positions and Offices
                                Business Address              with Depositor

William C. Steere, Jr.        Retired Chairman of the Board      Director
                              Pfizer, Inc.
                              235 East 42nd Street
                              New York, NY 10016

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company ("Metropolitan Life"). The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.



Name                             Position with Metropolitan Life
Robert H. Benmosche              Chairman of the Board, President, Chief
                                 Executive Officer and Director

Gwenn L. Carr                    Vice-President and Secretary

Daniel J. Cavanagh               Executive Vice-President

C. Robert Henrikson              President, U.S. Insurance and Financial
                                 Services

Jeffrey J. Hodgman               Executive Vice-President

Timothy L. Journy                Vice President and Corporate Controller

Leland C. Launer Jr.             Executive Vice President and Chief
                                 Investment Officer

James L. Lipscomb                Executive Vice-President and General
                                 Counsel

Stewart G. Nagler                Vice-Chairman of the Board

Joseph J. Prochaska, Jr.         Senior Vice President and Chief Accounting
                                 Officer

Catherine A. Rein                Senior Executive Vice-President; President
                                 and Chief Executive Officer of MetLife
                                 Auto & Home

Joseph A. Reali                  Senior Vice President and Tax Director

William J. Toppeta               President, International

Lisa M. Weber                    Senior Executive Vice-President and Chief
                                 Administrative Officer

John E. Welch                    Senior Vice President and General Auditor

William J. Wheeler               Executive Vice President and Chief Financial
                                 Officer

Judy E. Weiss                    Executive Vice-President

Anthony J. Williamson            Senior Vice-President and Treasurer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.


     The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company.


                                      III-7

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2003

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2003. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Insurance and Annuity Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Insurance and Annuity Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

I.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

      1.    Jefferson Pilot Omega Seguros de Vida S.A. (Uruguay)

J.    MetLife Securities, Inc. (DE)

K.    MetLife General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of North Carolina, Inc. (DE)

      2.    MetLife General Insurance Agency of Texas, Inc. (DE)

      3.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

L.    Metropolitan Property and Casualty Insurance Company

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

M.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

      3.    MetLife Investors Insurance Company (MO)

            a)    MetLife Investors Insurance Company of California (CA)

            b)    First MetLife Investors Insurance Company (NY)

N.    Metropolitan Tower Life Insurance Company (DE)

O.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates-Arizona, Inc. (AZ)

      2.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

P.    Walnut Street Securities, Inc. (MO)

      1.    WSS Insurance Agency of Massachusetts, Inc. (MA)

      2.    Walnut Street Advisers, Inc. (MO)

      3.    WSS Insurance Agency of Nevada, Inc. (NV)

Q.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (DE)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

R.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Iberia, S.A. (Spain)

            a)    Seguros Genesis S.A. (Spain)

            b) Genesis Seguros Generales, Sociedad Anonima de Seguros y Reaseguros (Spain) 99.99969% is owned by Metlife Iberia, S.A. and 0.00031% is owned by Metlife International Holdings, Inc.

      2.    Natiloportem Holdings, Inc. (DE)

            a) Metropolitan Life Insurance Services Limited (United Kingdom)- 50% of the shares of Metropolitan Life Insurance Services Limited are held by Natiloportem Holdings, Inc.

            b)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

            c) European Marketing Services S.r.l. (Italy)- 95% of the shares of European Marketing Services S.r.l are held by Natiloportem Holdings, Inc. and 5% are held by MetLife International Holdings, Inc.

      3. MetLife India Insurance Company Private Limited (India)-26% of the shares of MetLife India Insurance Company Private Limited is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99841% is owned by Metlife International Holdings, Inc. and 0.00159% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina) - 99.9999% is owned by MetLife International Holdings, Inc. and 0.0001% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares are held by Metropolitan Seguros de Retiro S.A.

      7. MetLife Services Company Czechia, s.r.o. (Czech Republic)- 10% of the shares of MetLife Services Company Czechia, s.r.o. is owned by Natiloportem Holdings, Inc. and 90% of the shares are held by MetLife International Holdings, Inc.

      8.    MetLife Insurance Company of Korea Limited (South Korea)

      9. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil) - 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

S.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC

      13.   One Madison Merchandising L.L.C. (CT)

      14.   Transmountain Land & Livestock Company (MT)

      15.   MetPark Funding, Inc. (DE)

      16.   HPZ Assets LLC (DE)

      17.   MetDent, Inc. (DE)

      18.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      19.   Metropolitan Tower Realty Company, Inc. (DE)

      20. P.T. MetLife Sejahtera (Indonesia)-94.3% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      21.   Metropolitan Life Holdings Netherlands BV (Netherlands)

      22.   MetLife (India) Private Ltd. (India)

      23.   Metropolitan Marine Way Investments Limited (Canada)

      24. MetLife Central European Services Spolka z organiczona odpowiedzialmoscia (Poland)

      25.   MetLife Investments Ireland Limited (Ireland)

      26.   MetLife Private Equity Holdings, LLC (DE)

      27.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

                  (1)   Coating Technologies International, Inc. (DE)

      28.   Metropolitan Realty Management, Inc. (DE)

            a)    Cross & Brown Company (NY)

                  (1)   CBNJ, Inc. (NJ)

      29.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      30.   MetLife Holdings, Inc.

            a)    MetLife Credit Corp.

            b)    MetLife Funding, Inc.

      31. SSRM Holdings, Inc. (DE) - Employees of State Street Research & Mangement Company owned a total of 59,616 restricted shares and options for an additional 197,897 restricted shares of common stock of SSRM Holdings, Inc.

            a)    State Street Research & Management Company (DE)

                  (1)   State Street Research Investment Services, Inc. (MA)

            b)    SSR Realty Advisors, Inc. (DE)

                  (1)   Metric Management, Inc. (DE)

                  (2)   Metric Assignor, Inc. (CA)

                  (3)   SSR AV, Inc. (DE)

                  (4)   Metric Capital Corporation (CA)

                  (5)   SSR Development Partners LLC (DE)

                  (6)   Metric Property Management, Inc. (DE)

                  (7)   SSR AVF III LLC

      32.   Bond Trust Account A

      33.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE) - 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      34.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c) New England Financial Distributors LLC (DE) - 79.29% is held by New England Life Insurance Company

            d)    Newbury Insurance Company, Limited (Bermuda)

            e)    New England Pension and Annuity Company (DE)

            f)    Omega Reinsurance Corporation (AZ)

      35.   GenAmerica Financial Corporation (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Distributors, Inc. (MO)

            c)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2) GenAmerica Management Corporation (MO)- 90% of the voting shares of GenAmerica Management Corporation is owned by General American Life Insurance Company.

                  (3)   Krisman, Inc. (MO)

                  (4)   White Oak Royalty Company (OK)

                  (5)   Equity Intermediary Company (MO)

                        (a) Reinsurance Group of America, Incorporated (MO)- 51.9% of Reinsurance Group of America, Incorporated is held by Equity Intermediary Company.

                              (i)   Reinsurance Company of Missouri,
                                    Incorporated (MO)

                                    (A)   RGA Reinsurance Company (MO)

                                          (aa)  Fairfield Management Group,
                                                Inc. (MO)

                                                (a.1) Reinsurance Partners,
                                                      Inc. (MO)

                                                (a.2) Great Rivers Reinsurance
                                                      Management, Inc. (MO)

                                                (a.3) RGA (U.K.) Underwriting
                                                      Agency Limited (United
                                                      Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Capital Trust I (DE)

                              (v)   RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (vi) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vii) RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (viii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                               (ix)  RGA Holdings Limited (U.K) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (x) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (xi)  RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xii) General American Argentina Seguros de Vida,
                                    S.A. (Argentina)

                              (xiii) RGA Argentina S.A. (Argentina)

                              (xiv) Regal Atlantic Company (Bermuda) Ltd.
                                    (Bermuda)

                              (xv)  Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xvi)  RGA Technology Partners, Inc. (MO)

                              (xvii) RGA International Reinsurance Company
                                     (Ireland)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Structures is a general partnership in which Metropolitan Life Insurance Company owns a 50% interest.

2) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

3) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

4) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following: Coating Technologies International, Inc.

5) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

6) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.


NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTHOLDERS


As of February 29, 2004, there were 14,770 owners of tax-qualified Contracts and 8,497 owners of non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Metropolitan Life Insurance Company ("Metropolitan Life") has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. Metropolitan Life maintains a directors' and officers' liability policy with a maximum coverage of $300 million under which Metropolitan Life and New England Securities Corporation, the Registrant's underwriter (the "Underwriter") as well as certain other subsidiaries of Metropolitan Life are covered. A provision in Metropolitan Life's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan Life of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

         New England Variable Annuity Fund I
         New England Life Retirement Investment Account
         New England Variable Life Separate Account
         New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                      III-8


        Name                  Positions and Officers with
                                 Principal Underwriter
Vacant                        Vice President, General Counsel, Secretary, Clerk
Virgel Aquino(3)              Vice President Operations
Steven J. Brash(2)            Assistant Treasurer
Leo R. Brown(2)               Assistant Treasurer
Robert Costello(3)            Assistant Vice President
David Decker(4)               Vice President
Johannes Etwaroo(3)           Vice President Operations
Chuck Fuller(3)               Vice President
Gregory M. Harrison(2)        Assistant Treasurer
Paul Hipworth(3)              Assistant Vice President, CFO, Treasurer
Daniel D. Jordan(1)           Assistant Secretary, Assistant Clerk
Mitchell A. Karman(1)         Vice President
Rebecca Chiccino Kovatch(1)   Vice President
Joanne Logue(1)               Vice President, Chief Compliance Officer
Craig Markham(5)              President
Eileen McDonnell(6)           Director
Sean G. McNamara              Assistant Vice President
Vacant                        Director
Bette Skandalis(1)            Vice President, Financial Planning
Jeffrey Wilk(3)               Vice President


Principal Business Address:


(1)  New England Financial - 501 Boylston Street, Boston, MA 02117
(2) MetLife - One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY. 11101
(3)  MetLife - 485 E U.S. Highway South, Iselin, NJ, 08830
(4)  MetLife - 260 Madison Avenue, New York, NY 10016
(5) General American Life Insurance Company - 700 Market Street, St. Louis, MO, 63101
(6)  MetLife - Harborside Financial Center, 600 Plaza II, Jersey City, NJ 07311



(c)

         (1)             (2)             (3)            (4)             (5)
                   Net Underwriting  Compensation
 Name of Principal   Discounts and   Redemption or   Brokerage        Other
    Underwriter       Commissions    Annuitization   Commissions   Compensation


    New England
    Securities     $501,750               0              0              0
    Corporation


Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

                                      III-9

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)  Registrant

    (b) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

    (c) State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110


    (d) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

                                     III-10

    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                     III-11

                                   SIGNATURES



       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 28th day of April 2004.



                               THE NEW ENGLAND VARIABLE ACCOUNT


                               BY: METROPOLITAN LIFE INSURANCE COMPANY




                               BY: /s/ James L. Lipscomb, Esq.
                                   -------------------------
                                   James L. Lipscomb, Esq.
                                   Executive Vice President
                                   and General Counsel




                                     III-12

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Metropolitan Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 28th day of April, 2004.



                                   METROPOLITAN LIFE INSURANCE COMPANY




                                   BY: /s/ James L. Lipscomb, Esq.
                                       ---------------------------
                                       James L. Lipscomb, Esq.
                                       Executive Vice President
                                       and General Counsel






     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 28, 2004.


      SIGNATURE                        Title

      ---------                        -----

          *                  Chairman of the Board, President,
--------------------------     Chief Executive Officer and Director

  ROBERT H. BENMOSCHE


          *                     Vice-Chairman of the Board
--------------------------        and Director
  STEWART G. NAGLER



          *                                Director
--------------------------
  CURTIS H. BARNETTE

                                     III-13

       SIGNATURE                       Title

       ---------                       -----


        *                             Director
--------------------------
   JOHN C. DANFORTH



        *                             Director
--------------------------
   BURTON A. DOLE, JR.



                                      Director
--------------------------
    CHERYL W. GRISE



        *                             Director
--------------------------
   JAMES R. HOUGHTON


        *                             Director
--------------------------
    HARRY P. KAMEN


        *                             Director
--------------------------
   HELENE L. KAPLAN



        *                             Director
--------------------------
     JOHN M. KEANE





        *                             Director
--------------------------
   CHARLES M. LEIGHTON



        *                             Director
--------------------------
    SYLVIA M. MATHEWS



        *                             Director
--------------------------
   HUGH B. PRICE



        *                             Senior Vice President, Financial
--------------------------              Operations, Chief Accounting Officer
 JOSEPH J. PROCHASKA, JR.


        *                             Director
--------------------------
  KENTON J. SICCHITANO


                                     III-14

       SIGNATURE                       Title

       ---------                       -----



        *                             Director
--------------------------
   WILLIAM C. STEERE, JR.


        *                             Executive Vice President and
---------------------------           Chief Financial Officer
   WILLIAM J. WHEELER





 /s/  MARIE C. SWIFT
-----------------------------
 MARIE C. SWIFT
 ATTORNEY-IN-FACT
 April 28, 2003




Metropolitan Life Insurance Company. Executed by Marie C. Swift, Esq. on behalf of those indicated pursuant to Powers of Attorney which are incorporated herein by reference to the Registration Statement of Metropolitan Life Separate Account E, Post Effective Amendment No. 30 on Form N-4 (File No. 2-90380) filed on October 22, 2003, except for John M. Keane, William J. Wheeler and Joseph J. Prochaska, Jr. whose powers of attorney were filed with Metropolitan Life Separate Account E, Post-Effective Amendment No. 4 on Form N-4 (File No. 333-69320) on February 6, 2004, and Sylvia M. Mathews whose power of attorney was filed with Metropolitan Life Separate Account E, Post Effective Amendment No. 4 on Form N-4 (File No. 333-52366/811-4001) on April 20, 2004.



                                     III-15

                                  EXHIBIT INDEX

(4)(xiv) Form of Endorsement: Individual Retirement Annuity Endorsement.

(9) Opinion and Consent of Marie C. Swift, Esq. (MLIC)

(10) (i) Consent of Deloitte & Touche LLP.

     (ii) Consent of Sutherland Asbill and Brennan LLP.